USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.8%)
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	$48	$48
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	480	495
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	96	98
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	996	1,007
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	263	265
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	137	142
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	119	121
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 9/15/22 @ 100	139	144
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 11/15/22 @ 100	149	151
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	88	91
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100 (a)	110	115
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	110	111
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (a)	215	219
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	143	150
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	79	80
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	39	39
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	97	99
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	55	56
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 10/15/27 @ 100 (a)	215	218
Navient Student Loan Trust, Series 2015-2, Class B, 1.62% (LIBOR01M+150bps), 8/25/50, Callable 4/25/29 @ 100 (b)	200	196
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	70	72
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	560	582
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	107	110
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	320	322
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	215	221
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 3/17/21 @ 100 (a)	410	418
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	350	356
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 6/15/23 @ 100 (a)	358	364
Total Asset-Backed Securities (Cost $6,166)		6,290

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (1.4%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	$26	$26
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.82%, 7/10/44 (c)	155	22
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	250	269
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	167	181
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61, Callable 11/15/29 @ 100	286	309
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	143	147
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.62% (LIBOR01M+250bps), 10/7/21 (a)(b)	320	320
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	132	141
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	215	222
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	143	151
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	215	231
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	140	151
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.30% (LIBOR01M+19bps), 2/15/40 (b)	3	3
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.92%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	2,266	166
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	500	512
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	91	97
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	77	83
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	87	89
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	2,389	30
Total Collateralized Mortgage Obligations (Cost $3,222)		3,150

Common Stocks (12.6%)
Communication Services (1.1%):
Activision Blizzard, Inc.	1,441	138
Alphabet, Inc. Class C (e)	223	454
AT&T, Inc.	6,551	183
Comcast Corp. Class A	3,876	204
Facebook, Inc. Class A (e)	1,140	294
Match Group, Inc. (e)	870	133
Pinterest, Inc. Class A (e)	1,662	134
Sirius XM Holdings, Inc. (f)	21,360	125
Snap, Inc. Class A (e)	2,137	140
T-Mobile U.S., Inc. (e)	1,111	133
Verizon Communications, Inc.	6,989	387
Zillow Group, Inc. Class C (e)	833	134
		2,459
Consumer Discretionary (1.2%):
Amazon.com, Inc. (e)	151	467
Aptiv PLC (e)	899	135
AutoZone, Inc. (e)	111	129
Booking Holdings, Inc. (e)	71	165
eBay, Inc.	2,224	125
Ford Motor Co. (e)	12,920	151
General Motors Co.	2,657	136

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennar Corp. Class A	1,446	$120
Lowe’s Cos., Inc.	909	145
MercadoLibre, Inc. (e)	76	125
NIKE, Inc. Class B	1,184	160
O’Reilly Automotive, Inc. (e)	303	136
Peloton Interactive, Inc. Class A (e)	914	110
Roku, Inc. (e)	335	133
Target Corp. (g)	769	141
Tesla, Inc. (e)	336	227
The Home Depot, Inc.	740	191
		2,796
Consumer Staples (0.8%):
Altria Group, Inc.	7,160	312
Archer-Daniels-Midland Co.	2,476	140
Colgate-Palmolive Co.	1,802	136
Costco Wholesale Corp.	460	152
Kimberly-Clark Corp.	1,060	136
Monster Beverage Corp. (e)	1,456	128
Philip Morris International, Inc.	3,874	325
The Clorox Co.	698	126
The Estee Lauder Cos., Inc.	497	142
The Procter & Gamble Co.	1,619	200
Walgreens Boots Alliance, Inc.	2,872	138
		1,935
Energy (0.3%):
Chevron Corp.	1,966	196
ConocoPhillips	6,340	330
Phillips 66	1,851	154
		680
Financials (1.5%):
AGNC Investment Corp.	462	7
Annaly Capital Management, Inc.	1,158	10
Aon PLC Class A	632	144
Berkshire Hathaway, Inc. Class B (e)	952	229
BlackRock, Inc.	211	146
Capital One Financial Corp.	1,276	153
Citigroup, Inc.	2,637	174
Marsh & McLennan Cos., Inc.	1,218	140
MetLife, Inc.	2,689	155
Morgan Stanley	4,190	322
MSCI, Inc.	628	260
Prudential Financial, Inc.	1,774	154
S&P Global, Inc.	466	153
SVB Financial Group (e)	524	265
T. Rowe Price Group, Inc.	851	138
The Allstate Corp.	1,281	137
The Goldman Sachs Group, Inc.	1,032	330
The Progressive Corp.	3,232	278
Wells Fargo & Co.	5,030	182
		3,377
Health Care (2.2%):
Abbott Laboratories	1,468	176
AbbVie, Inc.	1,699	183
Agilent Technologies, Inc.	1,077	131
Align Technology, Inc. (e)	228	129
Amgen, Inc.	1,408	317

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Anthem, Inc.	551	$167
Biogen, Inc. (e)	1,052	287
Bristol-Myers Squibb Co.	2,803	172
Cigna Corp.	764	160
CVS Health Corp.	2,190	149
Danaher Corp.	700	154
Eli Lilly & Co.	831	170
Gilead Sciences, Inc. (g)	2,277	140
HCA Healthcare, Inc.	806	139
Humana, Inc.	767	291
IDEXX Laboratories, Inc. (e)	561	292
Johnson & Johnson (g)	3,027	480
Merck & Co., Inc.	2,377	173
Mettler-Toledo International, Inc. (e)	112	125
Pfizer, Inc.	5,357	179
Thermo Fisher Scientific, Inc.	350	157
UnitedHealth Group, Inc.	1,342	446
Veeva Systems, Inc. Class A (e)	459	129
Waters Corp. (e)	462	126
Zoetis, Inc.	926	144
		5,016
Industrials (1.2%):
3M Co.	1,758	308
Carrier Global Corp.	3,118	114
Caterpillar, Inc.	768	166
CSX Corp.	1,761	161
Cummins, Inc.	613	155
Deere & Co.	466	163
Eaton Corp. PLC	1,216	158
FedEx Corp.	550	140
General Dynamics Corp.	915	150
Illinois Tool Works, Inc.	706	143
Lockheed Martin Corp.	924	305
Northrop Grumman Corp.	496	145
Old Dominion Freight Line, Inc.	615	132
Otis Worldwide Corp.	2,136	136
Rockwell Automation, Inc.	544	132
W.W. Grainger, Inc.	347	129
		2,637
Information Technology (3.4%):
Accenture PLC Class A	670	168
Adobe, Inc. (e)	390	179
Apple, Inc.	16,566	2,009
Applied Materials, Inc.	1,499	177
Broadcom, Inc.	761	358
Cadence Design Systems, Inc. (e)	982	139
CDW Corp.	892	140
Cisco Systems, Inc.	7,563	339
Cognizant Technology Solutions Corp. Class A	1,916	141
Crowdstrike Holdings, Inc. Class A (e)	597	129
DocuSign, Inc. (e)	554	126
HP, Inc.	10,340	299
Intel Corp.	3,388	206
International Business Machines Corp.	1,305	155
Intuit, Inc.	400	156
Lam Research Corp.	565	320
Mastercard, Inc. Class A	612	217
Micron Technology, Inc. (e)	1,879	172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Microsoft Corp. (g)	2,459	$571
NVIDIA Corp.	760	417
Oracle Corp.	2,677	173
Square, Inc. Class A (e)	574	132
Synopsys, Inc. (e)	488	120
Texas Instruments, Inc.	1,912	329
The Trade Desk, Inc. Class A (e)	158	127
VeriSign, Inc. (e)	662	128
VMware, Inc. Class A (e)(f)	938	130
Zoom Video Communications, Inc. Class A (e)	361	135
Zscaler, Inc. (e)	599	123
		7,815
Materials (0.4%):
Corteva, Inc.	3,011	136
Dow, Inc.	2,309	137
Freeport-McMoRan, Inc. (e)	4,195	142
LyondellBasell Industries NV Class A	2,868	296
PPG Industries, Inc.	955	129
The Sherwin-Williams Co.	196	133
		973
Real Estate (0.3%):
Alexandria Real Estate Equities, Inc.	105	17
American Tower Corp.	367	79
AvalonBay Communities, Inc.	117	21
Boston Properties, Inc.	123	12
Camden Property Trust	80	8
CBRE Group, Inc. Class A (e)	277	21
Crown Castle International Corp.	365	57
Digital Realty Trust, Inc.	226	30
Duke Realty Corp.	308	12
Equinix, Inc.	74	48
Equity LifeStyle Properties, Inc.	145	9
Equity Residential	308	20
Essex Property Trust, Inc.	54	14
Extra Space Storage, Inc.	109	14
Healthpeak Properties, Inc.	441	13
Host Hotels & Resorts, Inc.	570	9
Invitation Homes, Inc.	469	14
Iron Mountain, Inc.	241	8
Medical Properties Trust, Inc.	476	10
Mid-America Apartment Communities, Inc.	95	13
Omega Healthcare Investors, Inc.	190	7
Prologis, Inc.	615	61
Public Storage	133	31
Realty Income Corp.	290	17
Regency Centers Corp.	142	8
SBA Communications Corp.	92	23
Simon Property Group, Inc.	280	32
Sun Communities, Inc.	83	13
UDR, Inc.	245	10
Ventas, Inc.	311	16
VEREIT, Inc.	178	7
VICI Properties, Inc.	440	13
Vornado Realty Trust	133	6
Welltower, Inc.	346	23
Weyerhaeuser Co.	611	21

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WP Carey, Inc.	145	$10
		727
Utilities (0.2%):
American Water Works Co., Inc.	811	115
Exelon Corp.	3,311	128
NextEra Energy, Inc. (g)	2,010	148
		391
Total Common Stocks (Cost $22,997)		28,806

Preferred Stocks (0.7%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	505

Consumer Staples (0.2%):
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(h)	5,000	500

Financials (0.3%):
Delphi Financial Group, Inc., 3.39% (LIBOR03M+319bps), 5/15/37 (b)(i)	27,414	589

Total Preferred Stocks (Cost $1,717)		1,594

Corporate Bonds (11.8%)
Communication Services (0.3%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	211	218
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	102	110
The Walt Disney Co., 2.20%, 1/13/28	94	97
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	257	282
		707
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	85	99
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	88	111
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	172	188
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	143	139
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	106	113
		650
Consumer Staples (1.1%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	427
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	300	319
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	161	176
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	62	64
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	332	349
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	83	106
The Coca-Cola Co., 3.45%, 3/25/30	500	561
The Procter & Gamble Co., 3.00%, 3/25/30	142	155
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	372
		2,529
Energy (1.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	273	291
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	370

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	$650	$945
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	215	225
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	65	76
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	236	243
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	145	190
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	357	384
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	89	91
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	99	112
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	209	213
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	286	297
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	143	126
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	89	112
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	143	153
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	151	155
		3,983
Financials (4.0%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	331
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	350	358
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	189
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	110
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	208
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	220
Cullen/Frost Capital Trust II, 1.78% (LIBOR03M+155bps), 3/1/34, Callable 4/12/21 @ 100 (b)	1,000	840
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 (f)	106	130
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/12/21 @ 100 (b)	100	96
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	244	240
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	184	199
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/12/21 @ 100 (b)	550	500
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	700	707
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	124	127
KeyCorp, 2.25%, 4/6/27, MTN	215	224
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	287	310
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	153
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 4/12/21 @ 100 (a)(b)	1,100	1,098
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	52	55
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	141	162
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	642
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	158	165
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	88	95
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	256
Texas Capital Bank NA, 5.25%, 1/31/26	143	152
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	43	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Truist Bank, 0.87% (LIBOR03M+67bps), 5/15/27, Callable 4/12/21 @ 100 (b)	$1,000	$971
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	159	165
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	286	295
		9,046
Health Care (0.9%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	287	309
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	534	577
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	158	168
Duke University Health System, Inc., 2.60%, 6/1/30	105	109
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	439
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	215	229
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	142	158
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	52	53
		2,042
Industrials (1.3%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	215	221
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	107	110
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	106	112
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	47	47
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	229
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	248	256
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	248	262
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	143	146
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	141	157
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	358	385
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	114	133
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	212	264
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	344
United Airlines Pass Through Trust, 2.90%, 11/1/29	294	288
		2,954
Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	315
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	88	98
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	161	173
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	47	48
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	466	534
		1,168
Materials (0.2%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	86	89
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	44	48
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	124	133
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	141	155
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	80	84
		509
Real Estate (0.6%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	211	216
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	93	98
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	254

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	$52	$55
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	44	44
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	358	373
SBA Tower Trust, 2.84%, 1/15/25 (a)	173	184
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	35
		1,259
Utilities (0.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	251	258
Alabama Power Co., 3.85%, 12/1/42	215	243
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	71	78
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	240
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	158	169
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	161	180
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	158	166
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	211	243
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	106	117
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	357	384
		2,078

Total Corporate Bonds (Cost $25,249)		26,925

Yankee Dollars (2.1%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	143	150

Energy (0.0%):(j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	123	129
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	11	12
		141
Financials (1.4%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	772
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	101	115
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	212	223
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	235
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	248	248
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41 (a)(b)	250	252
Royal Bank of Canada, 1.60%, 4/17/23, MTN	248	254
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,057
		3,156
Industrials (0.2%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	312
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	102
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	142	144
		558
Materials (0.4%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	133	164
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	217
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	165

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Teck Resources Ltd., 6.13%, 10/1/35	$230	$292
		838

Total Yankee Dollars (Cost $4,498)		4,843

Municipal Bonds (1.1%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	143	151
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	90	93
		244
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	305	324

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	140	138

New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	138	142
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	55	58
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	72	77
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	85	83
		360
New York (0.0%):(j)
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	83	87

Pennsylvania (0.2%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	143	144
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	145	152
Series C, 2.58%, 9/15/32	70	74
Series C, 2.63%, 9/15/33	145	153
		523
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	180	210
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	130	130
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	85	85
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	145	149
State of Texas, GO, 3.00%, 4/1/28	215	239
		813
Total Municipal Bonds (Cost $2,392)		2,489

U.S. Government Agency Mortgages (3.6%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	1,100	1,204
3.50%, 4/1/46 - 4/1/48	2,347	2,508
3.00%, 10/1/46 - 3/1/47	4,025	4,259
		7,971
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	261	265

Total U.S. Government Agency Mortgages (Cost $7,831)		8,236

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (10.5%)
U.S. Treasury Bonds
3.13%, 8/15/44	$700	$826
3.00%, 8/15/48 (g)	1,000	1,172
2.38%, 11/15/49	1,000	1,042
U.S. Treasury Notes
1.63%, 11/15/22	2,600	2,665
2.00%, 2/15/23	618	640
1.63%, 4/30/23	3,800	3,918
2.50%, 5/15/24	1,500	1,603
2.25%, 11/15/25	6,200	6,641
1.63%, 2/15/26	2,000	2,083
2.25%, 2/15/27	1,000	1,074
2.38%, 5/15/27 (g)	2,000	2,163
Total U.S. Treasury Obligations (Cost $22,407)		23,827
Commercial Paper (0.9%)
Alliant Energy Corp., 0.45%, 3/1/21 (a)(k)	700	700
Phillips 66, 0.21%, 3/5/21 (a)(k)	700	700
Southwestern Public Service Co., 0.45%, 3/1/21 (a)(k)	700	700
Total Commercial Paper (Cost $2,100)		2,100

Exchange-Traded Funds (42.3%)
Invesco DB Commodity Index Tracking Fund (e)	22,900	383
Invesco FTSE RAFI Developed Markets ex-US ETF	45,661	2,040
Invesco FTSE RAFI Emerging Markets ETF	99,400	2,201
iShares 7-10 Year Treasury Bond ETF (f)	33,340	3,859
iShares Core MSCI Emerging Markets ETF	80,891	5,236
iShares Core S&P 500 ETF	30,271	11,557
iShares Core S&P Small-Cap ETF	14,366	1,510
iShares Core US Aggregate Bond ETF	84,184	9,710
iShares MSCI Canada ETF	58,778	1,891
iShares MSCI International Momentum Factor ETF	57,626	2,156
iShares MSCI International Quality Factor ETF	61,990	2,199
iShares MSCI Japan ETF	20,816	1,420
iShares Russell 2000 ETF (f)	4,706	1,027
JPMorgan BetaBuilders Canada ETF (f)	5,944	166
JPMorgan BetaBuilders Japan ETF	16,745	474
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,739
Schwab Fundamental International Large Co. Index ETF	237,343	7,353
Schwab Fundamental International Small Co. Index ETF	50,100	1,811
SPDR Bloomberg Barclays High Yield Bond ETF (f)(g)	5,106	552
SPDR Gold Shares (e)(f)	2,632	426
SPDR S&P Emerging Markets Smallcap ETF	7,496	408
Vanguard FTSE All-World ex-US ETF	42,088	2,517
Vanguard FTSE Developed Markets ETF	188,783	9,063
Vanguard FTSE Emerging Markets ETF (f)(g)	28,017	1,471
Vanguard FTSE Europe ETF (f)	6,209	380
Vanguard Mortgage-Backed Securities ETF	42,318	2,274
Vanguard Real Estate ETF	12,000	1,054
Vanguard S&P 500 ETF (g)	8,374	2,927
Vanguard Short-Term Bond ETF (f)	18,009	1,484
Vanguard Small-Cap Value ETF (g)	18,747	2,960
Vanguard Total Bond Market ETF	98,542	8,469
Vanguard Total Stock Market ETF (g)	6,619	1,324
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	261
Xtrackers USD High Yield Corporate Bond ETF	22,440	1,115
Total Exchange-Traded Funds (Cost $83,654)		96,417

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (9.1%)
VictoryShares USAA Core Intermediate-Term Bond ETF	335,000	$17,926
VictoryShares USAA Core Short-Term Bond ETF	44,683	2,312
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	9,770	460
Total Affiliated Exchange-Traded Funds (Cost $20,960)		20,698

Collateral for Securities Loaned^ (4.3%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (l)	1,917,617	1,918
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (l)	1,072,164	1,072
HSBC U.S. Government Money Market Fund I Shares, 0.03% (l)	6,881,294	6,881
Total Collateral for Securities Loaned (Cost $9,871)		9,871

Total Investments (Cost $213,064) — 103.2%		235,246

Liabilities in excess of other assets — (3.2)%		(7,379)

NET ASSETS - 100.00%		$227,867

At February 28, 2021, the Fund’s investments in foreign securities were 21.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $15,372 (thousands) and amounted to 6.7% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were 0.3% of the Fund’s net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate represents the effective yield at February 28, 2021.
(l)	Rate disclosed is the daily yield on February 28, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of February 28, 2021

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	5	3/18/21	$647,021	$637,463	$(9,558)
Hang Seng Index Futures	1	3/30/21	189,017	186,683	(2,334)
Swiss Market Index Futures	18	3/19/21	2,080,881	2,066,219	43,023
					$31,131

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	24	3/19/21	2,155,908	2,152,839	$42,635
Russell 2000 E-Mini Index Futures	3	3/19/21	287,181	329,880	(42,699)
Tokyo Price Index Futures	14	3/11/21	2,360,442	2,463,595	(160,857)
					$(160,921)

	Total unrealized appreciation				$85,658
	Total unrealized depreciation				(215,448)
	Total net unrealized appreciation (depreciation)				$(129,790)

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$-	$36,386	$(18,177)	$(33)	$16	$(250)	$17,926	$105
VictoryShares USAA Core Short-Term Bond ETF	-	2,314	-	-	4	(2)	2,312	19
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	360	-	-	-	-	100	460	10
	$360	$38,700	$(18,177)	$(33)	$20	$(152)	$20,698	$134

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (0.6%)
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	$29	$29
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	240	248
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	50	51
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	137	138
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	71	74
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	60	60
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 11/15/22 @ 100	77	78
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 9/15/22 @ 100	62	64
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	46	47
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	57	58
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100 (a)	50	52
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (a)	110	112
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	75	79
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	41	42
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	20	21
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	50	51
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	29	30
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 10/15/27 @ 100 (a)	112	114
Navient Student Loan Trust, Series 2015-2, Class B, 1.62% (LIBOR01M+150bps), 8/25/50, Callable 4/25/29 @ 100 (b)	50	49
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	30	31
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	280	291
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	47	48
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	137	138
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	112	115
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	150	152
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 6/15/23 @ 100 (a)	188	191
Total Asset-Backed Securities (Cost $2,314)		2,363

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.82%, 7/10/44 (c)	39	6
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	7	6

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	$87	$94
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	75	77
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61, Callable 11/15/29 @ 100	150	162
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.62% (LIBOR01M+250bps), 10/7/21 (a)(b)	160	160
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	69	74
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	75	79
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	112	116
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	112	121
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	61	66
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.30% (LIBOR01M+19bps), 2/15/40 (b)	1	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.92%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	570	42
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	47	50
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	40	43
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	39	39
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	757	10
Total Collateralized Mortgage Obligations (Cost $1,151)		1,146

Common Stocks (30.6%)
Communication Services (2.3%):
Activision Blizzard, Inc.	4,879	467
Alphabet, Inc. Class C (e)	754	1,536
AMC Networks, Inc. Class A (e)	2,545	167
AT&T, Inc.	22,178	619
Cargurus, Inc. (e)	2,731	71
Comcast Corp. Class A	13,121	692
Facebook, Inc. Class A (e)	3,859	994
Gray Television, Inc. (e)	4,853	88
Match Group, Inc. (e)	2,946	450
Pinterest, Inc. Class A (e)	5,625	453
Sirius XM Holdings, Inc. (f)	72,308	423
Snap, Inc. Class A (e)	7,234	475
T-Mobile U.S., Inc. (e)	3,763	451
Verizon Communications, Inc.	23,658	1,308
Zillow Group, Inc. Class C (e)	2,819	455
		8,649
Consumer Discretionary (3.1%):
Amazon.com, Inc. (e)	511	1,580
Aptiv PLC (e)	3,042	456
AutoNation, Inc. (e)	1,267	95
AutoZone, Inc. (e)	376	436
Big Lots, Inc.	1,670	106
Booking Holdings, Inc. (e)	242	564
Crocs, Inc. (e)	1,213	93
Deckers Outdoor Corp. (e)	319	104
Dick's Sporting Goods, Inc.	1,279	91
eBay, Inc.	7,528	425

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Foot Locker, Inc.	2,271	$109
Ford Motor Co. (e)	43,736	512
General Motors Co.	8,993	462
Gentex Corp.	2,105	74
G-III Apparel Group Ltd. (e)	2,477	71
Graham Holdings Co. Class B	181	109
Group 1 Automotive, Inc.	831	127
H&R Block, Inc.	3,312	64
Harley-Davidson, Inc.	2,434	87
KB Home	1,291	52
Kohl's Corp. (g)	2,469	136
Kontoor Brands, Inc.	1,929	82
La-Z-Boy, Inc.	1,429	61
Lennar Corp. Class A	4,894	406
Lowe's Cos., Inc.	3,076	491
MercadoLibre, Inc. (e)	256	419
NIKE, Inc. Class B	4,010	540
O'Reilly Automotive, Inc. (e)	1,024	458
Peloton Interactive, Inc. Class A (e)	3,095	373
Qurate Retail, Inc. Class A	5,848	73
RH (e)	181	89
Roku, Inc. (e)	1,133	448
Sleep Number Corp. (e)	744	102
Steven Madden Ltd.	1,399	52
Target Corp. (g)	2,605	478
Tesla, Inc. (e)	1,139	769
Texas Roadhouse, Inc.	912	83
The Home Depot, Inc.	2,503	647
Toll Brothers, Inc.	1,545	83
Tupperware Brands Corp. (e)	1,847	56
Urban Outfitters, Inc. (e)	3,981	135
Williams-Sonoma, Inc.	864	113
Wingstop, Inc.	390	53
		11,764
Consumer Staples (1.8%):
Altria Group, Inc.	24,239	1,057
Archer-Daniels-Midland Co.	8,382	474
Colgate-Palmolive Co.	6,099	459
Costco Wholesale Corp.	1,558	516
Flowers Foods, Inc.	2,727	59
Hostess Brands, Inc. (e)	3,715	54
Ingles Markets, Inc. Class A	1,775	92
Kimberly-Clark Corp.	3,588	461
Monster Beverage Corp. (e)	4,928	432
Philip Morris International, Inc.	13,115	1,102
Pilgrim's Pride Corp. (e)	3,528	79
Sprouts Farmers Market, Inc. (e)	2,988	63
The Clorox Co.	2,363	428
The Estee Lauder Cos., Inc.	1,683	481
The Procter & Gamble Co.	5,480	677
Walgreens Boots Alliance, Inc.	9,723	466
WD-40 Co.	274	85
Weis Markets, Inc. (g)	999	53
		7,038
Energy (0.7%):
Arch Resources, Inc. (e)	2,357	113
Cactus, Inc. Class A	2,188	70
Chevron Corp.	6,655	666
ConocoPhillips	21,462	1,116
Continental Resources, Inc. (e)(f)	4,680	113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HollyFrontier Corp.	1,692	$64
Phillips 66	6,267	520
Renewable Energy Group, Inc. (e)	1,005	78
		2,740
Financials (3.9%):
AGNC Investment Corp.	1,563	25
American National Group, Inc.	1,326	119
Annaly Capital Management, Inc.	3,921	33
Aon PLC Class A	2,141	487
Artisan Partners Asset Management, Inc. Class A	1,028	49
BancFirst Corp.	790	50
Bank of Hawaii Corp.	1,507	132
BankUnited, Inc.	710	28
Berkshire Hathaway, Inc. Class B (e)	3,222	775
BlackRock, Inc.	713	495
Capital One Financial Corp.	4,320	519
Cathay General Bancorp	3,043	115
Citigroup, Inc.	8,927	588
Cohen & Steers, Inc.	1,247	80
Cullen/Frost Bankers, Inc.	1,060	111
Essent Group Ltd.	2,326	96
First Horizon Corp.	2,650	43
Flagstar Bancorp, Inc.	3,266	142
Goosehead Insurance, Inc. Class A	455	59
Hamilton Lane, Inc. Class A	893	80
International Bancshares Corp.	4,708	205
Jefferies Financial Group, Inc.	6,049	176
Lakeland Financial Corp.	1,679	116
LPL Financial Holdings, Inc.	550	72
Marsh & McLennan Cos., Inc.	4,123	475
MetLife, Inc.	9,104	524
MGIC Investment Corp.	4,529	55
Morgan Stanley	14,183	1,090
Mr. Cooper Group, Inc. (e)	4,606	145
MSCI, Inc.	2,125	881
Nelnet, Inc. Class A	701	51
NMI Holdings, Inc. Class A (e)	3,443	79
OneMain Holdings, Inc.	1,806	85
PJT Partners, Inc. Class A	1,375	96
Primerica, Inc.	542	77
Prudential Financial, Inc.	6,005	521
Radian Group, Inc.	7,423	151
RLI Corp.	1,541	161
Rocket Cos., Inc. Class A (e)(f)	7,317	160
S&P Global, Inc.	1,578	520
ServisFirst Bancshares, Inc.	1,295	64
Starwood Property Trust, Inc.	3,481	79
SVB Financial Group (e)	1,775	897
Synovus Financial Corp.	1,391	59
T. Rowe Price Group, Inc.	2,879	467
The Allstate Corp.	4,337	462
The Goldman Sachs Group, Inc.	3,495	1,117
The Progressive Corp.	10,940	940
Unum Group	3,569	94
Webster Financial Corp.	1,406	78
Wells Fargo & Co.	17,026	616
Western Alliance Bancorp	2,245	205
		14,744
Health Care (5.3%):
Abbott Laboratories	4,970	595

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AbbVie, Inc.	5,752	$620
Acadia Healthcare Co., Inc. (e)	1,187	66
Agilent Technologies, Inc.	3,645	445
Align Technology, Inc. (e)	773	438
Amedisys, Inc. (e)	355	90
Amgen, Inc.	4,765	1,072
AMN Healthcare Services, Inc. (e)	1,843	134
Amneal Pharmaceuticals, Inc. (e)	13,046	70
Anthem, Inc.	1,866	566
Biogen, Inc. (e)	3,562	972
Bristol-Myers Squibb Co.	9,487	582
Bruker Corp.	1,863	114
Chemed Corp.	209	93
Cigna Corp.	2,586	543
Corcept Therapeutics, Inc. (e)	4,877	123
CorVel Corp. (e)	276	28
CVS Health Corp.	7,414	505
Danaher Corp.	2,368	520
Eli Lilly & Co.	2,814	577
Emergent BioSolutions, Inc. (e)	1,376	132
Encompass Health Corp.	1,208	97
Envista Holdings Corp. (e)	490	19
Exelixis, Inc. (e)	6,734	146
Gilead Sciences, Inc. (g)	7,707	473
HCA Healthcare, Inc.	2,727	469
Hill-Rom Holdings, Inc.	1,071	114
Humana, Inc.	2,606	989
IDEXX Laboratories, Inc. (e)	1,899	988
Innoviva, Inc. (e)	9,256	106
Johnson & Johnson (g)	10,247	1,624
LHC Group, Inc. (e)	744	135
Ligand Pharmaceuticals, Inc. (e)	702	104
MEDNAX, Inc. (e)	4,273	105
Medpace Holdings, Inc. (e)	528	86
Merck & Co., Inc.	8,047	584
Mettler-Toledo International, Inc. (e)	379	423
ModivCare, Inc. (e)	168	22
National HealthCare Corp. (g)	594	41
NuVasive, Inc. (e)	1,525	92
Omnicell, Inc. (e)	198	25
Owens & Minor, Inc.	4,080	139
Pfizer, Inc.	18,136	607
Phibro Animal Health Corp. Class A	3,624	78
PRA Health Sciences, Inc. (e)	734	108
Premier, Inc. Class A	3,020	102
Prestige Consumer Healthcare, Inc. (e)	2,765	115
Quidel Corp. (e)	303	50
Select Medical Holdings Corp. (e)	4,246	134
Supernus Pharmaceuticals, Inc. (e)	4,008	108
Tenet Healthcare Corp. (e)	2,495	127
The Ensign Group, Inc.	1,659	136
Thermo Fisher Scientific, Inc.	1,185	533
United Therapeutics Corp. (e)	813	136
UnitedHealth Group, Inc.	4,543	1,509
Veeva Systems, Inc. Class A (e)	1,552	435
Waters Corp. (e)	1,565	429
Zoetis, Inc.	3,135	487
		20,160
Industrials (3.1%):
3M Co.	5,952	1,042

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AAON, Inc.	707	$55
AECOM (e)	1,666	96
Allison Transmission Holdings, Inc.	2,333	88
Apogee Enterprises, Inc.	2,012	75
ArcBest Corp.	1,447	85
Atkore, Inc. (e)	1,700	115
Carrier Global Corp.	10,557	386
Caterpillar, Inc.	2,600	561
Cimpress PLC (e)	614	61
Crane Co.	1,221	102
CSX Corp.	5,962	546
Cummins, Inc.	2,075	525
Deere & Co.	1,577	551
Eaton Corp. PLC	4,115	536
FedEx Corp.	1,861	474
General Dynamics Corp.	3,099	507
Graco, Inc.	680	47
GrafTech International Ltd.	9,708	115
Herman Miller, Inc.	2,805	108
Hillenbrand, Inc.	1,320	61
HNI Corp.	2,058	73
Illinois Tool Works, Inc.	2,390	483
Insperity, Inc.	1,005	89
Kforce, Inc.	1,183	61
Lockheed Martin Corp.	3,127	1,033
ManpowerGroup, Inc.	552	52
Masonite International Corp. (e)	708	78
MasTec, Inc. (e)	1,849	160
MSC Industrial Direct Co., Inc.	1,157	100
Northrop Grumman Corp.	1,679	490
nVent Electric PLC	2,218	58
Old Dominion Freight Line, Inc.	2,081	447
Oshkosh Corp.	1,142	121
Otis Worldwide Corp.	7,232	461
Regal Beloit Corp.	1,085	148
Rockwell Automation, Inc.	1,843	448
Rush Enterprises, Inc. Class A	2,697	114
SkyWest, Inc.	1,890	107
Steelcase, Inc. Class A	7,868	110
The Timken Co.	1,550	121
The Toro Co.	550	55
TriNet Group, Inc. (e)	1,133	91
Triton International Ltd.	1,399	81
W.W. Grainger, Inc.	1,174	438
WESCO International, Inc. (e)	1,364	110
		11,665
Information Technology (7.7%):
Accenture PLC Class A	2,267	569
Adobe, Inc. (e)	1,320	607
Apple, Inc.	56,079	6,800
Applied Materials, Inc.	5,074	600
Aspen Technology, Inc. (e)	656	99
Badger Meter, Inc.	1,029	112
Broadcom, Inc.	2,575	1,210
CACI International, Inc. Class A (e)	368	81
Cadence Design Systems, Inc. (e)	3,325	469
CDW Corp.	3,020	474
Cisco Systems, Inc.	25,603	1,149
Cognizant Technology Solutions Corp. Class A	6,488	477
Concentrix Corp. (e)	1,467	181

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (e)	2,019	$436
CSG Systems International, Inc.	1,619	75
Digital Turbine, Inc. (e)	1,450	120
Diodes, Inc. (e)	2,014	158
DocuSign, Inc. (e)	1,875	425
DXC Technology Co.	4,496	113
EVERTEC, Inc.	3,994	155
HP, Inc.	35,002	1,014
Insight Enterprises, Inc. (e)	2,124	177
Intel Corp.	11,468	697
International Business Machines Corp.	4,419	526
Intuit, Inc.	1,355	529
J2 Global, Inc. (e)	1,351	150
Jabil, Inc.	2,460	106
KBR, Inc.	3,255	101
Lam Research Corp.	1,911	1,084
Manhattan Associates, Inc. (e)	800	98
Mastercard, Inc. Class A	2,071	733
MAXIMUS, Inc.	1,701	138
Methode Electronics, Inc.	1,551	60
Micron Technology, Inc. (e)	6,360	582
Microsoft Corp. (g)	8,323	1,934
NCR Corp. (e)	3,623	126
NIC, Inc.	3,109	108
NVIDIA Corp.	2,571	1,410
Oracle Corp.	9,062	585
Perficient, Inc. (e)	2,427	135
SPS Commerce, Inc. (e)	1,461	147
Square, Inc. Class A (e)	1,942	447
Super Micro Computer, Inc. (e)	2,522	82
Synopsys, Inc. (e)	1,651	405
Texas Instruments, Inc.	6,471	1,115
The Hackett Group, Inc.	5,046	79
The Trade Desk, Inc. Class A (e)	535	431
TTEC Holdings, Inc.	1,268	107
VeriSign, Inc. (e)	2,240	435
Vishay Intertechnology, Inc.	5,235	125
VMware, Inc. Class A (e)(f)	3,176	439
Vontier Corp. (e)	3,994	125
Zoom Video Communications, Inc. Class A (e)	1,221	456
Zscaler, Inc. (e)	2,029	416
		29,412
Materials (1.1%):
Berry Global Group, Inc. (e)	1,033	57
Corteva, Inc.	10,194	460
Dow, Inc.	7,818	464
Freeport-McMoRan, Inc. (e)	14,199	481
Huntsman Corp.	3,629	99
LyondellBasell Industries NV Class A	9,708	1,001
Minerals Technologies, Inc.	2,250	160
PPG Industries, Inc.	3,232	436
Reliance Steel & Aluminum Co.	1,090	144
Silgan Holdings, Inc.	2,445	92
The Chemours Co.	3,761	89
The Sherwin-Williams Co.	662	450
Warrior Met Coal, Inc.	4,847	93
		4,026
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc.	356	57

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
American Tower Corp.	1,243	$269
AvalonBay Communities, Inc.	396	70
Boston Properties, Inc.	417	41
Brixmor Property Group, Inc.	4,106	81
Camden Property Trust	272	28
CBRE Group, Inc. Class A (e)	938	71
Cousins Properties, Inc.	2,348	79
Crown Castle International Corp.	1,235	192
CubeSmart	3,351	124
Digital Realty Trust, Inc.	766	103
Duke Realty Corp.	1,044	41
Equinix, Inc.	250	162
Equity LifeStyle Properties, Inc.	491	30
Equity Residential	1,044	68
Essex Property Trust, Inc.	182	46
Extra Space Storage, Inc.	369	46
Federal Realty Investment Trust	510	52
First Industrial Realty Trust, Inc.	3,682	157
Gaming & Leisure Properties, Inc.	2,664	118
Healthpeak Properties, Inc.	1,493	43
Host Hotels & Resorts, Inc.	1,928	32
Invitation Homes, Inc.	1,589	46
Iron Mountain, Inc.	817	28
Jones Lang LaSalle, Inc. (e)	408	71
Kimco Realty Corp.	4,728	87
Lamar Advertising Co. Class A	872	76
LTC Properties, Inc.	2,923	120
Medical Properties Trust, Inc.	6,268	135
Mid-America Apartment Communities, Inc.	321	43
National Health Investors, Inc.	818	56
Omega Healthcare Investors, Inc.	642	24
Park Hotels & Resorts, Inc.	2,897	63
PotlatchDeltic Corp.	1,888	96
Prologis, Inc.	2,081	206
Public Storage	449	105
Realty Income Corp.	981	59
Regency Centers Corp.	481	26
SBA Communications Corp.	313	80
Simon Property Group, Inc.	946	107
SITE Centers Corp.	5,152	69
SL Green Realty Corp.	505	35
Sun Communities, Inc.	280	43
Terreno Realty Corp.	2,499	140
UDR, Inc.	831	34
Ventas, Inc.	1,052	56
VEREIT, Inc.	603	24
VICI Properties, Inc.	1,491	42
Vornado Realty Trust	451	19
Welltower, Inc.	1,171	80
Weyerhaeuser Co.	2,068	70
WP Carey, Inc.	492	34
		3,984
Utilities (0.6%):
ALLETE, Inc.	929	58
American States Water Co.	1,899	139
American Water Works Co., Inc.	2,744	389
Exelon Corp.	11,208	433
IDACORP, Inc.	1,083	93
MDU Resources Group, Inc.	2,398	67
National Fuel Gas Co.	3,599	164

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
New Jersey Resources Corp.	1,718	$68
NextEra Energy, Inc. (g)	6,806	500
NorthWestern Corp.	930	54
Otter Tail Corp. (g)	3,512	142
Southwest Gas Holdings, Inc.	1,223	76
		2,183
Total Common Stocks (Cost $92,791)		116,365

Preferred Stocks (0.2%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 9/1/56	8,000	202

Consumer Staples (0.0%):(h)
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(i)	2,000	200

Financials (0.1%):
Delphi Financial Group, Inc., 3.39% (LIBOR03M+319bps), 5/15/37 (b)(j)	12,000	258

Total Preferred Stocks (Cost $714)		660

Corporate Bonds (3.3%)
Communication Services (0.1%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$95	98
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	53	57
The Walt Disney Co., 2.20%, 1/13/28	45	47
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	133	146
		348

Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	38	45
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	42	53
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	90	98
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	75	73
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	53	56
		325

Consumer Staples (0.3%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	223
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	200	212
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	84	92
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	32	33
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	175	184
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	44	56
The Coca-Cola Co., 3.45%, 3/25/30	250	281
The Procter & Gamble Co., 3.00%, 3/25/30	74	81
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	159
		1,321

Energy (0.4%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	143	153
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	158
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	100	145

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	$112	$117
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	34	40
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	135	139
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	77	101
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	188	202
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	38	39
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	49	55
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	92	94
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	150	156
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	75	66
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	46	58
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	75	80
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	78	80
		1,683

Financials (0.9%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	100	102
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	99
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	221
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	93
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	154
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	115
Cullen/Frost Capital Trust II, 1.78% (LIBOR03M+155bps), 3/1/34, Callable 4/12/21 @ 100 (b)	175	147
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	53	65
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/12/21 @ 100 (b)	50	48
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	108	106
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	96	104
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/12/21 @ 100 (b)	200	182
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	350	354
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	62	63
KeyCorp, 2.25%, 4/6/27, MTN	112	117
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	150	162
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	74
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 4/12/21 @ 100 (a)(b)	300	299
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	23	24
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	74	85
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	214
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	74	77
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	39	42
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	154
Texas Capital Bank NA, 5.25%, 1/31/26	75	80
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	23	25
Truist Bank, 0.87% (LIBOR03M+67bps), 5/15/27, Callable 4/12/21 @ 100 (b)	200	194
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	79	82
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	150	155
		3,637

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Health Care (0.3%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	$150	$161
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	290	313
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	72	77
Duke University Health System, Inc., 2.60%, 6/1/30	60	62
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	229
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	112	119
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	74	83
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	23	24
		1,068

Industrials (0.4%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	112	115
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	56	58
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	55	58
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	21	21
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	119
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	122	126
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	122	129
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	75	77
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	74	82
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	187	201
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	48	56
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	103	128
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	185
United Airlines Pass Through Trust, 2.90%, 11/1/29	196	192
		1,547

Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	210
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	43	48
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	73
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	21	21
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	243	279
		631

Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	45	46
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	21	23
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	63	68
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	68	75
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	35	37
		249

Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	101	104
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	45	47
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	133
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	25
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	19	19
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	195
SBA Tower Trust, 2.84%, 1/15/25 (a)	87	92
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		633

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Utilities (0.3%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	$131	$135
Alabama Power Co., 3.85%, 12/1/42	112	126
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	37	41
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	125
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	74	79
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	82	92
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	76	80
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	96	111
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	55	60
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	188	202
		1,051

Total Corporate Bonds (Cost $11,738)		12,493

Yankee Dollars (0.6%)
Consumer Staples (0.0%):(h)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	75	78

Energy (0.0%):(h)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	64	67
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	5	6
		73

Financials (0.4%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	386
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	51	58
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	103	108
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	112	122
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	122	122
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41 (a)(b)	200	202
Royal Bank of Canada, 1.60%, 4/17/23, MTN	125	128
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	400	423
		1,549

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	208
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	45
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	71	72
		325

Materials (0.1%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	69	85
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	115
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	74
Teck Resources Ltd., 6.13%, 10/1/35	120	152
		426

Total Yankee Dollars (Cost $2,283)		2,451

Municipal Bonds (0.3%)
Florida (0.0%):(h)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	75	79
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	40	42
		121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Georgia (0.0%):(h)
Athens Housing Authority Revenue, 2.42%, 12/1/26	$160	$170

Louisiana (0.0%):(h)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	60	59

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	72	74
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	30	32
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	37	39
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	40	39
		184
New York (0.0%):(h)
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	43	45

Pennsylvania (0.1%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	75	76
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	75	79
Series C, 2.58%, 9/15/32	40	42
Series C, 2.63%, 9/15/33	75	79
		276
Texas (0.1%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	95	110
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	55	55
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	40	40
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	75	77
State of Texas, GO, 3.00%, 4/1/28	112	125
		407
Total Municipal Bonds (Cost $1,211)		1,262

U.S. Government Agency Mortgages (0.7%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	300	328
3.00%, 10/1/46 - 10/1/47	1,641	1,734
3.50%, 4/1/48	189	200
		2,262
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	131	133
4.00%, 4/1/49	308	331
		464
Total U.S. Government Agency Mortgages (Cost $2,583)		2,726

U.S. Treasury Obligations (2.7%)
U.S. Treasury Bonds
3.00%, 8/15/48 (g)	1,000	1,171
3.38%, 11/15/48 (g)	500	627
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,087	1,189
U.S. Treasury Notes
1.63%, 11/15/22	1,000	1,025
1.63%, 4/30/23	1,567	1,616
1.63%, 2/15/26	2,250	2,344
2.25%, 2/15/27	2,000	2,147
Total U.S. Treasury Obligations (Cost $9,394)		10,119

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.2%)
Alliant Energy Corp., 0.45%, 3/1/21 (a)(k)	$300	$300
Phillips 66, 0.21%, 3/5/21 (a)(k)	300	300
Southwestern Public Service Co., 0.45%, 3/1/21 (a)(k)	300	300
Total Commercial Paper (Cost $900)		900

Exchange-Traded Funds (55.9%)
Invesco DB Commodity Index Tracking Fund (e)	28,600	478
Invesco FTSE RAFI Developed Markets ex-US ETF	70,202	3,136
Invesco FTSE RAFI Emerging Markets ETF	269,013	5,956
iShares Core MSCI EAFE ETF	135,210	9,509
iShares Core MSCI Emerging Markets ETF	265,858	17,209
iShares Core S&P 500 ETF	113,372	43,282
iShares Core S&P Small-Cap ETF	9,205	967
iShares Core US Aggregate Bond ETF	22,726	2,621
iShares MSCI Canada ETF (f)	184,391	5,932
iShares MSCI International Momentum Factor ETF	120,883	4,522
iShares MSCI International Quality Factor ETF	130,029	4,613
iShares MSCI Japan ETF	79,885	5,450
iShares Russell 2000 ETF (f)	19,826	4,328
JPMorgan BetaBuilders Canada ETF	27,811	779
JPMorgan BetaBuilders Japan ETF	53,171	1,505
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	12,716
Schwab Fundamental International Large Co. Index ETF	829,619	25,702
Schwab Fundamental International Small Co. Index ETF	91,800	3,318
SPDR Gold Shares (e)(f)	6,990	1,131
SPDR S&P Emerging Markets Smallcap ETF	14,790	805
Vanguard FTSE All-World ex-US ETF	68,358	4,088
Vanguard FTSE Developed Markets ETF	462,972	22,227
Vanguard FTSE Emerging Markets ETF (f)(g)	131,832	6,920
Vanguard FTSE Europe ETF (f)	28,300	1,733
Vanguard Real Estate ETF	27,629	2,428
Vanguard S&P 500 ETF (g)	26,409	9,232
Vanguard Short-Term Bond ETF (f)	51,286	4,227
Vanguard Total Bond Market ETF	78,203	6,721
WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	826
Total Exchange-Traded Funds (Cost $179,750)		212,361

Affiliated Exchange-Traded Funds (3.8%)
VictoryShares USAA Core Intermediate-Term Bond ETF	163,500	8,749
VictoryShares USAA Core Short-Term Bond ETF	93,145	4,820
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	16,000	753
Total Affiliated Exchange-Traded Funds (Cost $14,468)		14,322

Collateral for Securities Loaned^ (5.2%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (l)	2,038,453	2,038
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (l)	6,456,018	6,456
HSBC U.S. Government Money Market Fund I Shares, 0.03% (l)	11,121,846	11,122
Total Collateral for Securities Loaned (Cost $19,616)		19,616

Total Investments (Cost $338,913) — 104.4%		396,784

Liabilities in excess of other assets — (4.4)%		(16,639)

NET ASSETS - 100.00%		$380,145

At February 28, 2021, the Fund's investments in foreign securities were 36.5% of net assets.

^	Purchased with cash collateral from securities on loan.

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $6,358 (thousands) and amounted to 1.7% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2021.

(d)	Security is interest only.

(e)	Non-income producing security.

(f)	All or a portion of this security is on loan.

(g)	All or a portion of this security has been segregated as collateral for derivative instruments.

(h)	Amount represents less than 0.05% of net assets.

(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were 0.1% of the Fund's net assets.

(k)	Rate represents the effective yield at February 28, 2021.

(l)	Rate disclosed is the daily yield on February 28, 2021.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USSW10—USD 10 Year Swap Rate, rate disclosed as of  February 28, 2021

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	10	3/18/21	$1,294,042	$1,274,925	$(19,117)
Euro Stoxx 50 Futures	65	3/19/21	2,842,056	2,844,157	(328)
Hang Seng Index Futures	3	3/30/21	567,050	560,049	(7,001)
Swiss Market Index Futures	33	3/19/21	3,814,949	3,788,069	78,876
					$52,430

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	51	3/19/21	4,562,024	4,574,783	$69,822
Russell 2000 E-Mini Index Futures	22	3/19/21	2,105,995	2,419,120	(313,125)
Tokyo Price Index Futures	20	3/11/21	3,399,871	3,519,422	(205,160)
					$(448,463)

	Total unrealized appreciation				$148,698

	Total unrealized depreciation				(544,731)

	Total net unrealized appreciation (depreciation)				$(396,033)

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$-	$17,762	$(8,874)	$(14)	$8	$(125)	$8,749	$55
VictoryShares USAA Core Short-Term Bond ETF	-	4,824	-	-	9	(4)	4,820	40
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	589	-	-	-	-	164	753	16
	$589	$22,586	$(8,874)	$(14)	$17	$35	$14,322	$111

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.3%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$17,880
VictoryShares USAA Core Short-Term Bond ETF	567,868	29,384
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	3,199
VictoryShares USAA MSCI International Value Momentum ETF	113,561	5,244
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	23,660	1,567
VictoryShares USAA MSCI USA Value Momentum ETF	108,778	6,372
Total Affiliated Exchange-Traded Funds (Cost $60,344)		63,646

Affiliated Mutual Funds (71.7%)
USAA 500 Index Fund Reward Shares	159,286	8,305
USAA Aggressive Growth Fund Institutional Shares	33,578	1,829
USAA Emerging Markets Fund Institutional Shares	126,950	2,996
USAA Government Securities Fund Institutional Shares	4,204,048	42,293
USAA Growth Fund Institutional Shares	59,347	2,028
USAA High Income Fund Institutional Shares	1,179,882	9,203
USAA Income Fund Institutional Shares	2,730,157	37,185
USAA Income Stock Fund Institutional Shares	160,063	2,846
USAA Intermediate-Term Bond Fund Institutional Shares	3,278,480	35,637
USAA International Fund Institutional Shares	298,483	7,970
USAA Precious Metals and Minerals Fund Institutional Shares	61,064	1,127
USAA Short-Term Bond Fund Institutional Shares	716,245	6,690
USAA Small Cap Stock Fund Institutional Shares	68,227	1,438
USAA Target Managed Allocation Fund	505,847	6,060
USAA Value Fund Institutional Shares	117,050	1,925
Total Affiliated Mutual Funds (Cost $154,212)		167,532

Total Investments (Cost $214,556) — 99.0%		231,178

Other assets in excess of liabilities — 1.0%		2,398

NET ASSETS - 100.00%		$233,576

At February 28, 2021, the Fund’s investments in foreign securities were 8.3% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
USAA 500 Index Fund Reward Shares	$6,523	$1,121	$(855)	$134	$158	$1,382	$8,305	$86
USAA Aggressive Growth Fund Institutional Shares	1,406	3	-	-	3	420	1,829	-
USAA Capital Growth Fund Institutional Shares	1,858	-	(2,084)	58	-	168	-	-
USAA Emerging Markets Fund Institutional Shares	2,368	451	(872)	88	-	961	2,996	34
USAA Government Securities Fund Institutional Shares	41,565	1,439	-	-	152	(711)	42,293	738
USAA Growth Fund Institutional Shares	1,963	84	(436)	82	65	335	2,028	19
USAA High Income Fund Institutional Shares	6,397	2,142	-	-	-	664	9,203	278
USAA Income Fund Institutional Shares	56,887	1,649	(22,478)	1,028	538	99	37,185	1,111
USAA Income Stock Fund Institutional Shares	3,177	45	(887)	(96)	-	607	2,846	45
USAA Intermediate-Term Bond Fund Institutional Shares	33,040	2,475	-	-	770	122	35,637	1,185
USAA International Fund Institutional Shares	6,859	570	(1,095)	(189)	-	1,825	7,970	152
USAA Precious Metals and Minerals Fund Institutional Shares	1,385	2	(228)	93	-	(125)	1,127	2
USAA Short-Term Bond Fund Institutional Shares	6,382	154	-	-	11	154	6,690	156
USAA Small Cap Stock Fund Institutional Shares	2,385	135	(1,891)	104	92	705	1,438	43
USAA Target Managed Allocation Fund	4,074	1,199	-	-	93	787	6,060	240
USAA Value Fund Institutional Shares	1,730	30	(210)	(103)	-	478	1,925	30
VictoryShares USAA Core Intermediate-Term Bond ETF	17,709	-	-	-	33	171	17,880	333
VictoryShares USAA Core Short-Term Bond ETF	229	29,183	-	-	46	(28)	29,384	220
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	879	1,746	-	-	-	574	3,199	36
VictoryShares USAA MSCI International Value Momentum ETF	2,694	1,733	-	-	-	817	5,244	50
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,049	-	-	-	-	518	1,567	16
VictoryShares USAA MSCI USA Value Momentum ETF	4,907	-	-	-	-	1,465	6,372	70
	$205,466	$44,161	$(31,036)	$1,199	$1,961	$11,388	$231,178	$4,844

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (36.5%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	266,858	$12,566
VictoryShares USAA MSCI International Value Momentum ETF	582,422	26,895
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	93,813	6,215
VictoryShares USAA MSCI USA Value Momentum ETF	555,601	32,545
Total Affiliated Exchange-Traded Funds (Cost $74,467)		78,221

Affiliated Mutual Funds (63.4%)
USAA 500 Index Fund Reward Shares	662,872	34,562
USAA Aggressive Growth Fund Institutional Shares	184,385	10,045
USAA Emerging Markets Fund Institutional Shares	432,604	10,210
USAA Growth Fund Institutional Shares	306,553	10,475
USAA Income Stock Fund Institutional Shares	606,585	10,785
USAA International Fund Institutional Shares	1,094,837	29,232
USAA Precious Metals and Minerals Fund Institutional Shares	43,865	809
USAA Small Cap Stock Fund Institutional Shares	265,433	5,595
USAA Target Managed Allocation Fund	1,162,728	13,930
USAA Value Fund Institutional Shares	619,656	10,193
Total Affiliated Mutual Funds (Cost $105,101)		135,836

Total Investments (Cost $179,568) — 99.9%		214,057

Other assets in excess of liabilities — 0.1%		289

NET ASSETS - 100.00%		$214,346

At February 28, 2021, the Fund’s investments in foreign securities were 36.8% of net assets.

ETF—Exchange-Traded Fund

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
USAA 500 Index Fund Reward Shares	$26,240	3,965	(1,757)	$185	$660	$5,929	$34,562	$357
USAA Aggressive Growth Fund Institutional Shares	8,071	17	(401)	7	18	2,351	10,045	-
USAA Capital Growth Fund Institutional Shares	5,444	-	(5,996)	75	-	477	-	-
USAA Emerging Markets Fund Institutional Shares	8,232	311	(1,761)	220	-	3,208	10,210	116
USAA Growth Fund Institutional Shares	9,479	435	(1,390)	185	338	1,766	10,475	97
USAA Income Stock Fund Institutional Shares	8,495	729	-	-	-	1,561	10,785	134
USAA International Fund Institutional Shares	27,920	565	(5,460)	(942)	-	7,149	29,232	565
USAA Precious Metals and Minerals Fund Institutional Shares	1,332	-	(490)	241	-	(274)	809	2
USAA Small Cap Stock Fund Institutional Shares	6,667	472	(4,122)	33	321	2,545	5,595	151
USAA Target Managed Allocation Fund	12,716	982	(1,872)	132	218	1,972	13,930	564
USAA Value Fund Institutional Shares	8,228	159	(190)	(94)	-	2,090	10,193	160
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	9,618	1,779	(1,797)	(274)	-	3,240	12,566	270
VictoryShares USAA MSCI International Value Momentum ETF	22,189	-	(313)	(72)	-	5,091	26,895	318
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,791	-	(3,173)	(62)	-	2,659	6,215	83
VictoryShares USAA MSCI USA Value Momentum ETF	29,369	-	(5,114)	63	-	8,227	32,545	394
	$190,791	$9,414	$(33,836)	$(303)	$1,555	$47,991	$214,057	$3,211

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.2%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	$2,640	$2,724
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	114	115
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	438	448
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	1,661	1,679
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	1,190	1,199
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	620	644
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	545	550
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 9/15/22 @ 100	662	686
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 11/15/22 @ 100	671	681
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	399	411
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	499	504
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100 (a)	490	511
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (a)	970	987
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	648	679
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	357	362
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	177	178
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	437	446
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	249	254
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 10/15/27 @ 100 (a)	972	988
Navient Student Loan Trust, Series 2015-2, Class B, 1.62% (LIBOR01M+150bps), 8/25/50, Callable 4/25/29 @ 100 (b)	950	930
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	319	330
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	2,560	2,661
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	506	519
SLM Student Loan Trust, Series 2003-14, Class B, 0.77% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (b)	311	294
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	1,461	1,468
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	972	999
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 7/23/23 @ 100 (a)	900	927
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 3/17/21 @ 100 (a)	2,000	2,038
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 3/17/21 @ 100 (a)	410	418

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 6/15/23 @ 100 (a)	$1,618	$1,646
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	1,000	1,017
Total Asset-Backed Securities (Cost $26,723)		27,293

Collateralized Mortgage Obligations (1.2%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.82%, 7/10/44 (c)	1,254	179
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	128
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,000	1,075
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	754	817
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	648	666
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61, Callable 11/15/29 @ 100	1,295	1,398
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.62% (LIBOR01M+250bps), 10/7/21 (a)(b)	1,200	1,199
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	598	640
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	648	686
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	972	1,007
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	1,000	1,063
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	661	713
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	971	1,046
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.30% (LIBOR01M+19bps), 2/15/40 (b)	25	23
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.92%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	10,735	788
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,500	1,535
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	347	373
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	411	439
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	414	422
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)	11,114	140
Total Collateralized Mortgage Obligations (Cost $15,134)		14,337

Common Stocks (14.3%)
Communication Services (1.2%):
Activision Blizzard, Inc.	8,731	835
Alphabet, Inc. Class C (e)	1,349	2,748
AT&T, Inc.	39,692	1,107
Comcast Corp. Class A	23,483	1,238
Facebook, Inc. Class A (e)	6,907	1,779
Match Group, Inc. (e)	5,273	806
Pinterest, Inc. Class A (e)	10,068	811
Sirius XM Holdings, Inc. (f)	129,412	757
Snap, Inc. Class A (e)	12,947	850
T-Mobile U.S., Inc. (e)	6,734	808
Verizon Communications, Inc.	42,342	2,342
Zillow Group, Inc. Class C (e)	5,045	814
		14,895

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.4%):
Amazon.com, Inc. (e)	915	$2,830
Aptiv PLC (e)	5,444	816
AutoZone, Inc. (e)	672	780
Booking Holdings, Inc. (e)	433	1,008
eBay, Inc.	13,472	760
Ford Motor Co. (e)	78,276	916
General Motors Co.	16,095	826
Lennar Corp. Class A	8,758	727
Lowe’s Cos., Inc.	5,505	880
MercadoLibre, Inc. (e)	458	750
NIKE, Inc. Class B	7,176	967
O’Reilly Automotive, Inc. (e)	1,833	820
Peloton Interactive, Inc. Class A (e)	5,539	667
Roku, Inc. (e)	2,027	802
Target Corp. (g)	4,662	855
Tesla, Inc. (e)	2,039	1,377
The Home Depot, Inc.	4,480	1,157
		16,938
Consumer Staples (0.9%):
Altria Group, Inc.	43,382	1,891
Archer-Daniels-Midland Co.	15,002	849
Colgate-Palmolive Co.	10,915	821
Costco Wholesale Corp.	2,788	923
Kimberly-Clark Corp.	6,422	824
Monster Beverage Corp. (e)	8,820	774
Philip Morris International, Inc.	23,472	1,972
The Clorox Co.	4,229	766
The Estee Lauder Cos., Inc.	3,013	861
The Procter & Gamble Co.	9,808	1,212
Walgreens Boots Alliance, Inc.	17,401	834
		11,727
Energy (0.3%):
Chevron Corp.	11,911	1,191
ConocoPhillips	38,411	1,998
Phillips 66	11,217	931
		4,120
Financials (1.7%):
AGNC Investment Corp.	2,798	45
Annaly Capital Management, Inc.	7,018	58
Aon PLC Class A	3,832	873
Berkshire Hathaway, Inc. Class B (e)	5,766	1,387
BlackRock, Inc.	1,277	887
Capital One Financial Corp.	7,732	929
Citigroup, Inc.	15,977	1,053
Marsh & McLennan Cos., Inc.	7,379	850
MetLife, Inc.	16,293	938
Morgan Stanley	25,383	1,951
MSCI, Inc.	3,804	1,577
Prudential Financial, Inc.	10,747	932
S&P Global, Inc.	2,824	930
SVB Financial Group (e)	3,177	1,606
T. Rowe Price Group, Inc.	5,153	836
The Allstate Corp.	7,762	827
The Goldman Sachs Group, Inc.	6,255	1,998
The Progressive Corp.	19,580	1,683

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	30,473	$1,102
		20,462
Health Care (2.5%):
Abbott Laboratories	8,896	1,066
AbbVie, Inc.	10,295	1,109
Agilent Technologies, Inc.	6,523	796
Align Technology, Inc. (e)	1,383	784
Amgen, Inc.	8,529	1,918
Anthem, Inc.	3,339	1,013
Biogen, Inc. (e)	6,375	1,740
Bristol-Myers Squibb Co.	16,979	1,041
Cigna Corp.	4,629	972
CVS Health Corp.	13,268	904
Danaher Corp.	4,239	931
Eli Lilly & Co.	5,036	1,032
Gilead Sciences, Inc. (g)	13,794	847
HCA Healthcare, Inc.	4,881	840
Humana, Inc.	4,665	1,771
IDEXX Laboratories, Inc. (e)	3,399	1,768
Johnson & Johnson (g)	18,339	2,906
Merck & Co., Inc.	14,403	1,046
Mettler-Toledo International, Inc. (e)	678	757
Pfizer, Inc.	32,459	1,087
Thermo Fisher Scientific, Inc.	2,120	954
UnitedHealth Group, Inc.	8,131	2,701
Veeva Systems, Inc. Class A (e)	2,778	778
Waters Corp. (e)	2,801	767
Zoetis, Inc.	5,611	871
		30,399
Industrials (1.3%):
3M Co.	10,653	1,865
Carrier Global Corp.	18,894	690
Caterpillar, Inc.	4,653	1,004
CSX Corp.	10,670	977
Cummins, Inc.	3,713	940
Deere & Co.	2,822	985
Eaton Corp. PLC	7,365	959
FedEx Corp.	3,331	848
General Dynamics Corp.	5,546	907
Illinois Tool Works, Inc.	4,278	865
Lockheed Martin Corp.	5,596	1,848
Northrop Grumman Corp.	3,005	876
Old Dominion Freight Line, Inc.	3,724	800
Otis Worldwide Corp.	12,944	825
Rockwell Automation, Inc.	3,299	802
W.W. Grainger, Inc.	2,101	783
		15,974
Information Technology (3.9%):
Accenture PLC Class A	4,058	1,018
Adobe, Inc. (e)	2,362	1,086
Apple, Inc.	100,366	12,170
Applied Materials, Inc.	9,080	1,073
Broadcom, Inc.	4,609	2,166
Cadence Design Systems, Inc. (e)	5,950	839
CDW Corp.	5,404	848
Cisco Systems, Inc.	45,822	2,056
Cognizant Technology Solutions Corp. Class A	11,611	853

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (e)	3,614	$781
DocuSign, Inc. (e)	3,355	760
HP, Inc.	62,645	1,815
Intel Corp.	20,524	1,247
International Business Machines Corp.	7,909	941
Intuit, Inc.	2,425	946
Lam Research Corp.	3,421	1,940
Mastercard, Inc. Class A	3,707	1,312
Micron Technology, Inc. (e)	11,383	1,042
Microsoft Corp. (g)	14,896	3,461
NVIDIA Corp.	4,602	2,525
Oracle Corp.	16,219	1,046
Square, Inc. Class A (e)	3,476	800
Synopsys, Inc. (e)	2,955	725
Texas Instruments, Inc.	11,582	1,995
The Trade Desk, Inc. Class A (e)	957	771
VeriSign, Inc. (e)	4,010	778
VMware, Inc. Class A (e)(f)	5,684	786
Zoom Video Communications, Inc. Class A (e)	2,186	817
Zscaler, Inc. (e)	3,630	744
		47,341
Materials (0.5%):
Corteva, Inc.	18,245	824
Dow, Inc.	13,991	830
Freeport-McMoRan, Inc. (e)	25,413	861
LyondellBasell Industries NV Class A	17,376	1,791
PPG Industries, Inc.	5,785	780
The Sherwin-Williams Co.	1,186	807
		5,893
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	636	102
American Tower Corp.	2,224	481
AvalonBay Communities, Inc.	708	125
Boston Properties, Inc.	747	74
Camden Property Trust	487	51
CBRE Group, Inc. Class A (e)	1,679	127
Crown Castle International Corp.	2,209	344
Digital Realty Trust, Inc.	1,370	185
Duke Realty Corp.	1,869	73
Equinix, Inc.	447	290
Equity LifeStyle Properties, Inc.	879	54
Equity Residential	1,868	122
Essex Property Trust, Inc.	327	83
Extra Space Storage, Inc.	661	83
Gaming & Leisure Properties, Inc.	32	1
Healthpeak Properties, Inc.	2,671	78
Host Hotels & Resorts, Inc.	3,450	57
Invitation Homes, Inc.	2,844	83
Iron Mountain, Inc.	1,461	51
Medical Properties Trust, Inc.	2,885	62
Mid-America Apartment Communities, Inc.	574	77
Omega Healthcare Investors, Inc.	1,149	43
Prologis, Inc.	3,724	369
Public Storage	803	188
Realty Income Corp.	1,755	106
Regency Centers Corp.	861	47
SBA Communications Corp.	560	143
Simon Property Group, Inc.	1,694	191
Sun Communities, Inc.	501	76

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UDR, Inc.	1,487	$61
Ventas, Inc.	1,882	100
VEREIT, Inc.	1,080	42
VICI Properties, Inc.	2,668	76
Vornado Realty Trust	808	35
Welltower, Inc.	2,095	142
Weyerhaeuser Co.	3,701	125
WP Carey, Inc.	880	60
		4,407
Utilities (0.2%):
American Water Works Co., Inc.	4,911	697
Exelon Corp.	20,059	774
NextEra Energy, Inc. (g)	12,180	895
		2,366
Total Common Stocks (Cost $140,680)		174,522

Preferred Stocks (0.8%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	112,000	2,827

Consumer Staples (0.2%):
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(h)	28,000	2,800

Financials (0.3%):
Delphi Financial Group, Inc., 3.39% (LIBOR03M+319bps), 5/15/37 (b)(i)	167,198	3,595

Total Preferred Stocks (Cost $8,970)		9,222

Corporate Bonds (12.1%)
Communication Services (0.3%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$985	1,016
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	462	496
The Walt Disney Co., 2.20%, 1/13/28	437	452
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	1,174	1,290
		3,254

Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	394	462
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	409	516
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	777	848
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	648	630
O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500	576
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	488	519
		3,551

Consumer Staples (0.8%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	1,929
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	1,500	1,594
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	728	794
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	284	292
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	250	261
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	1,505	1,583
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	379	485
The Coca-Cola Co., 3.45%, 3/25/30	500	561

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Procter & Gamble Co., 3.00%, 3/25/30	$646	$707
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	1,500	1,593
		9,799

Energy (1.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,237	1,320
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,500	1,584
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	2,950	4,290
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	972	1,017
Enterprise TE Partners LP, 3.00% (LIBOR03M+278bps), 6/1/67, Callable 4/12/21 @ 100 (b)	2,500	2,047
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	299	350
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	1,112	1,147
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	655	856
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	1,618	1,741
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	412	420
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	458	519
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	991	1,010
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	1,295	1,345
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	209	199
4.40%, 8/15/49, Callable 2/15/49 @ 100	648	571
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	404	508
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	648	693
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	682	700
		20,317

Financials (4.4%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,921	1,914
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	1,600	1,637
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,264
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	833	857
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,211
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	988
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	250	253
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	996
Cullen/Frost Capital Trust II, 1.78% (LIBOR03M+155bps), 3/1/34, Callable 4/12/21 @ 100 (b)	4,000	3,360
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 (f)	488	598
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/12/21 @ 100 (b)	2,850	2,727
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	1,159	1,140
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	832	898
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/12/21 @ 100 (b)	2,575	2,343
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	3,250	3,284
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	569	582
KeyCorp, 2.25%, 4/6/27, MTN	972	1,013
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,295	1,400
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	715

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Manufactures & Traders Trust Co., 0.87% (LIBOR03M+64bps), 12/1/21 (b)(g)	$2,000	$2,000
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 4/12/21 @ 100 (a)(b)	5,670	5,658
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	249	261
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	1,014
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	647	743
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	2,998
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	737	770
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	412	443
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,660
Texas Capital Bank NA, 5.25%, 1/31/26	647	689
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	194	215
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	714	788
Truist Bank, 0.87% (LIBOR03M+67bps), 5/15/27, Callable 4/12/21 @ 100 (b)	6,000	5,826
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	733	761
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,295	1,336
		54,342

Health Care (0.8%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	1,295	1,394
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,078
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	1,998	2,158
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	738	785
Duke University Health System, Inc., 2.60%, 6/1/30	485	503
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	1,984
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	971	1,035
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	646	721
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	248	254
		9,912

Industrials (1.6%):
BNSF Funding Trust, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,451
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	972	999
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	486	501
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	486	512
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	222	222
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	1,032
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	750	868
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,140	1,178
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,677
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,140	1,203
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	648	662
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	647	719
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	1,618	1,742
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	526	614
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	979	1,219
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,377
United Airlines Pass Through Trust, 2.90%, 11/1/29	1,472	1,440
		19,416

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Information Technology (0.4%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	$1,500	$1,573
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	408	456
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743	797
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	222	226
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,105	2,413
		5,465

Materials (0.2%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	389	401
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	204	221
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	569	614
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	654	720
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	373	392
		2,348

Real Estate (0.7%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	983	1,008
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	428	451
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,150
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	265
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	206	208
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,482
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,687
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,128
SBA Tower Trust, 2.84%, 1/15/25 (a)	692	735
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	156
		8,270

Utilities (0.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,133	1,164
Alabama Power Co., 3.85%, 12/1/42	971	1,095
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	323	356
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,115
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,086
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	737	789
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	738	826
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	737	775
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	984	1,134
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	486	535
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	1,618	1,739
		11,614

Total Corporate Bonds (Cost $139,401)		148,288

Yankee Dollars (1.8%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	648	679

Energy (0.0%):(j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	554	581
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	49	54
		635

Financials (1.1%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,527

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	$464	$527
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	979	1,031
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	1,060
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,140	1,141
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41 (a)(b)	3,430	3,463
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,138	1,167
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,056
		12,972

Industrials (0.3%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750	813
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,559
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	477
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	650	660
		3,509

Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	606	748
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	986
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	768
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,315
		3,817

Total Yankee Dollars (Cost $20,261)		21,612

Municipal Bonds (1.0%)
Arizona (0.0%):(j)
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	500	493

Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	648	682
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	410	424
		1,106
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	1,380	1,467

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	665	655

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	624	643
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	250	264
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	324	343
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	415	406
		1,656
New York (0.0%):(j)
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	373	392

Pennsylvania (0.2%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	647	652
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	645	679
Series C, 2.58%, 9/15/32	325	342

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series C, 2.63%, 9/15/33	$645	$680
		2,353
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	810	943
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	620	621
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	415	416
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	645	660
State of Texas, GO, 3.00%, 4/1/28	972	1,081
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	575	585
		4,306
Total Municipal Bonds (Cost $11,992)		12,428

U.S. Government Agency Mortgages (3.4%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	5,200	5,690
3.50%, 4/1/46 - 4/1/48	6,296	6,716
3.00%, 6/1/46 - 8/1/47	26,566	28,089
		40,495
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,175	1,192

Total U.S. Government Agency Mortgages (Cost $39,590)		41,687

U.S. Treasury Obligations (7.1%)
U.S. Treasury Bonds
3.13%, 8/15/44	8,600	10,152
3.00%, 11/15/44	6,000	6,945
2.38%, 11/15/49	5,000	5,210
U.S. Treasury Notes
1.63%, 11/15/22	10,000	10,252
1.63%, 4/30/23	14,658	15,113
2.25%, 11/15/25	5,000	5,355
1.63%, 2/15/26	20,000	20,834
2.25%, 2/15/27	3,500	3,758
2.38%, 5/15/29	7,850	8,509
Total U.S. Treasury Obligations (Cost $80,703)		86,128
Commercial Paper (1.2%)
Canadian Pacific Railway Ltd., 0.19%, 3/11/21 (a)(k)	800	800
CenterPoint Energy, Inc., 0.14%, 3/8/21 (a)(k)	1,300	1,300
Dollarama, Inc., 0.21%, 3/5/21 (a)(k)	2,000	2,000
Duke Energy Corp., 0.17%, 3/2/21 (a)(k)	2,000	2,000
Magellan Midstream Partners LP, 0.23%, 3/4/21 (a)(k)	2,046	2,046
Phillips 66, 0.21%, 3/5/21 (a)(k)	1,500	1,500
Public Service Enterprise Group, Inc., 0.19%, 3/12/21 (a)(k)	565	565
Southwestern Public Service Co., 0.45%, 3/1/21 (a)(k)	3,000	3,000
Union Electric Co., 0.45%, 3/1/21 (a)(k)	1,900	1,900
Total Commercial Paper (Cost $15,111)		15,111

Exchange-Traded Funds (46.1%)
Invesco DB Commodity Index Tracking Fund (e)	114,500	1,916
Invesco FTSE RAFI Developed Markets ex-US ETF (f)	335,920	15,006
Invesco FTSE RAFI Emerging Markets ETF (f)	686,690	15,203
iShares 7-10 Year Treasury Bond ETF (f)	133,366	15,438
iShares Core MSCI EAFE ETF	230,665	16,223
iShares Core MSCI Emerging Markets ETF	514,170	33,282
iShares Core S&P 500 ETF	264,035	100,801
iShares Core S&P Small-Cap ETF	357,055	37,523

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core US Aggregate Bond ETF	355,098	$40,957
iShares MSCI Canada ETF (f)	401,409	12,913
iShares MSCI International Momentum Factor ETF	314,978	11,783
iShares MSCI International Quality Factor ETF	338,816	12,021
iShares MSCI Japan ETF	135,256	9,227
iShares Russell 2000 ETF (f)	29,912	6,530
JPMorgan BetaBuilders Canada ETF	38,683	1,083
JPMorgan BetaBuilders Japan ETF	108,663	3,076
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	27,231
Schwab Fundamental International Large Co. Index ETF (f)	1,549,839	48,014
Schwab Fundamental International Small Co. Index ETF	266,700	9,639
SPDR Gold Shares (e)(f)	16,344	2,645
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,877
Vanguard FTSE All-World ex-US ETF	267,071	15,971
Vanguard FTSE Developed Markets ETF	1,027,458	49,328
Vanguard FTSE Emerging Markets ETF (f)(g)	226,326	11,880
Vanguard FTSE Europe ETF (f)	40,628	2,488
Vanguard Real Estate ETF	62,118	5,458
Vanguard S&P 500 ETF (g)	60,958	21,310
Vanguard Short-Term Bond ETF (f)	78,165	6,443
Vanguard Total Bond Market ETF	175,441	15,077
Vanguard Total Stock Market ETF (g)	28,750	5,752
WisdomTree Emerging Markets SmallCap Dividend Fund (f)	59,797	2,967
Xtrackers USD High Yield Corporate Bond ETF	78,169	3,883
Total Exchange-Traded Funds (Cost $468,057)		562,945

Affiliated Exchange-Traded Funds (8.3%)
VictoryShares USAA Core Intermediate-Term Bond ETF	1,616,500	86,499
VictoryShares USAA Core Short-Term Bond ETF	244,851	12,670
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	51,500	2,425
Total Affiliated Exchange-Traded Funds (Cost $102,999)		101,594

Collateral for Securities Loaned^ (3.6%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (l)	4,304,389	4,304
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (l)	25,048,770	25,049
HSBC U.S. Government Money Market Fund I Shares, 0.03% (l)	1,555,858	1,556
Invesco Government & Agency Portfolio Institutional Shares, 0.03% (l)	13,338,379	13,338
Total Collateral for Securities Loaned (Cost $44,247)		44,247

Total Investments (Cost $1,113,868) — 103.1%		1,259,414

Liabilities in excess of other assets — (3.1)%		(37,611)

NET ASSETS - 100.00%		$1,221,803

At February 28, 2021, the Fund’s investments in foreign securities were 25.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $78,144 (thousands) and amounted to 6.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2021.
(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were 0.3% of the Fund’s net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate represents the effective yield at February 28, 2021.
(l)	Rate disclosed is the daily yield on February 28, 2021.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USSW10—USD 10 Year Swap Rate, rate disclosed as of  February 28, 2021

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	30	3/18/21	$3,882,126	$3,824,776	$(57,350)
Euro Stoxx 50 Futures	89	3/19/21	3,862,432	3,894,307	6,420
Hang Seng Index Futures	8	3/30/21	1,512,132	1,493,463	(18,669)
Swiss Market Index Futures	109	3/19/21	12,600,893	12,512,107	260,529
					$190,930

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	163	3/19/21	14,588,991	14,621,364	$230,434
Russell 2000 E-Mini Index Futures	70	3/19/21	6,700,893	7,697,200	(996,306)
Tokyo Price Index Futures	83	3/11/21	14,045,004	14,605,601	(902,482)
					$(1,668,354)

	Total unrealized appreciation				$497,383
	Total unrealized depreciation				(1,974,807)
	Total net unrealized appreciation (depreciation)				$(1,477,424)

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$-	$175,516	$(87,682)	$(152)	$71	$(1,183)	$86,499	$460
VictoryShares USAA Core Short-Term Bond ETF	-	12,681	-	-	23	(11)	12,670	104
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,897	-	-	-	-	528	2,425	51
	$1,897	$188,197	$(87,682)	$(152)	$94	$(666)	$101,594	$615

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.5%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 9/18/22 @ 100	$4,640	$4,787
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 12/18/22 @ 100	191	192
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	766	784
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 6/19/21 @ 100 (a)	2,084	2,099
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	1,084	1,126
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	980	989
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 9/15/22 @ 100	1,137	1,178
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 11/15/22 @ 100	1,175	1,192
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	697	719
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 4/15/23 @ 100 (a)	1,705	1,735
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 5/15/22 @ 100 (a)	850	887
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	873	882
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,134	1,188
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	625	633
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	310	311
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	766	782
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	436	445
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 10/15/27 @ 100 (a)	1,701	1,729
Navient Student Loan Trust, Series 2015-2, Class B, 1.62% (LIBOR01M+150bps), 8/25/50, Callable 4/25/29 @ 100 (b)	1,800	1,763
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	578	598
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	4,600	4,782
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	869	892
SLM Student Loan Trust, Series 2003-14, Class B, 0.77% (LIBOR03M+55bps), 10/25/65, Callable 7/25/29 @ 100 (b)	622	588
SLM Student Loan Trust, Series 2006-2, Class B, 0.44% (LIBOR03M+22bps), 1/25/41, Callable 7/25/32 @ 100 (b)	1,761	1,626
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	2,648	2,661
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	1,701	1,748
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 7/23/23 @ 100 (a)	600	618
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 3/17/21 @ 100 (a)	1,000	1,019
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 6/15/23 @ 100 (a)	2,836	2,885

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	$1,500	$1,525
Total Asset-Backed Securities (Cost $41,433)		42,363

Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	128
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.82%, 7/10/44 (c)	3,874	553
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,750	1,881
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	1,322	1,431
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61, Callable 11/15/29 @ 100	2,269	2,451
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,134	1,166
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.62% (LIBOR01M+250bps), 10/7/21 (a)(b)	2,320	2,317
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	1,047	1,120
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	1,701	1,763
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	1,134	1,200
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	1,701	1,832
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,138	1,228
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.30% (LIBOR01M+19bps), 2/15/40 (b)	55	51
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.92%, 1/15/49, Callable 11/15/25 @ 100 (c)(d)	20,320	1,492
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,000	1,024
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	608	654
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	720	770
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	711	724
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.06%, 5/10/45, Callable 4/10/22 @ 100 (a)(c)(d)	20,494	258
Total Collateralized Mortgage Obligations (Cost $24,901)		22,043

Common Stocks (18.9%)
Communication Services (1.6%):
Activision Blizzard, Inc.	27,543	2,633
Alphabet, Inc. Class C (e)	4,255	8,667
AT&T, Inc.	125,207	3,492
Comcast Corp. Class A	74,078	3,905
Facebook, Inc. Class A (e)	21,787	5,613
Match Group, Inc. (e)	16,634	2,543
Pinterest, Inc. Class A (e)	31,759	2,559
Sirius XM Holdings, Inc. (f)	408,226	2,388
Snap, Inc. Class A (e)	40,842	2,682
T-Mobile U.S., Inc. (e)	21,242	2,548
Verizon Communications, Inc.	133,567	7,386
Zillow Group, Inc. Class C (e)	15,915	2,568
		46,984
Consumer Discretionary (1.8%):
Amazon.com, Inc. (e)	2,885	8,923
Aptiv PLC (e)	17,173	2,573
AutoZone, Inc. (e)	2,120	2,459
Booking Holdings, Inc. (e)	1,366	3,181

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
eBay, Inc.	42,498	$2,398
Ford Motor Co. (e)	246,918	2,889
General Motors Co.	50,772	2,606
Lennar Corp. Class A	27,627	2,292
Lowe’s Cos., Inc.	17,366	2,774
MercadoLibre, Inc. (e)	1,444	2,365
NIKE, Inc. Class B	22,636	3,051
O’Reilly Automotive, Inc. (e)	5,782	2,586
Peloton Interactive, Inc. Class A (e)	17,471	2,105
Roku, Inc. (e)	6,394	2,529
Target Corp. (g)	14,706	2,698
Tesla, Inc. (e)	6,431	4,344
The Home Depot, Inc.	14,133	3,651
		53,424
Consumer Staples (1.3%):
Altria Group, Inc.	136,847	5,966
Archer-Daniels-Midland Co.	47,324	2,678
Colgate-Palmolive Co.	34,432	2,589
Costco Wholesale Corp.	8,795	2,911
Kimberly-Clark Corp.	20,259	2,600
Monster Beverage Corp. (e)	27,822	2,441
Philip Morris International, Inc.	74,041	6,221
The Clorox Co.	13,339	2,415
The Estee Lauder Cos., Inc.	9,504	2,717
The Procter & Gamble Co.	30,939	3,822
Walgreens Boots Alliance, Inc.	54,890	2,631
		36,991
Energy (0.5%):
Chevron Corp.	37,573	3,757
ConocoPhillips	121,165	6,302
Phillips 66	35,383	2,938
		12,997
Financials (2.2%):
AGNC Investment Corp.	8,827	142
Annaly Capital Management, Inc.	22,137	184
Aon PLC Class A	12,087	2,752
Berkshire Hathaway, Inc. Class B (e)	18,190	4,375
BlackRock, Inc.	4,027	2,797
Capital One Financial Corp.	24,389	2,931
Citigroup, Inc.	50,398	3,320
Marsh & McLennan Cos., Inc.	23,277	2,682
MetLife, Inc.	51,396	2,960
Morgan Stanley	80,070	6,155
MSCI, Inc.	11,998	4,973
Prudential Financial, Inc.	33,899	2,940
S&P Global, Inc.	8,908	2,934
SVB Financial Group (e)	10,022	5,065
T. Rowe Price Group, Inc.	16,256	2,636
The Allstate Corp.	24,485	2,610
The Goldman Sachs Group, Inc.	19,730	6,303
The Progressive Corp.	61,764	5,309
Wells Fargo & Co.	96,125	3,477
		64,545
Health Care (3.3%):
Abbott Laboratories	28,061	3,361
AbbVie, Inc.	32,476	3,499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Agilent Technologies, Inc.	20,578	$2,512
Align Technology, Inc. (e)	4,362	2,474
Amgen, Inc.	26,903	6,051
Anthem, Inc.	10,534	3,194
Biogen, Inc. (e)	20,109	5,487
Bristol-Myers Squibb Co.	53,561	3,285
Cigna Corp.	14,602	3,065
CVS Health Corp.	41,854	2,852
Danaher Corp.	13,371	2,937
Eli Lilly & Co.	15,886	3,255
Gilead Sciences, Inc. (g)	43,512	2,672
HCA Healthcare, Inc.	15,395	2,648
Humana, Inc.	14,715	5,587
IDEXX Laboratories, Inc. (e)	10,723	5,578
Johnson & Johnson (g)	57,850	9,167
Merck & Co., Inc.	45,433	3,299
Mettler-Toledo International, Inc. (e)	2,140	2,388
Pfizer, Inc.	102,390	3,429
Thermo Fisher Scientific, Inc.	6,689	3,011
UnitedHealth Group, Inc.	25,650	8,521
Veeva Systems, Inc. Class A (e)	8,763	2,455
Waters Corp. (e)	8,837	2,420
Zoetis, Inc.	17,698	2,747
		95,894
Industrials (1.7%):
3M Co.	33,603	5,883
Carrier Global Corp.	59,599	2,177
Caterpillar, Inc.	14,679	3,169
CSX Corp.	33,658	3,081
Cummins, Inc.	11,712	2,966
Deere & Co.	8,903	3,108
Eaton Corp. PLC	23,233	3,025
FedEx Corp.	10,508	2,674
General Dynamics Corp.	17,495	2,860
Illinois Tool Works, Inc.	13,494	2,728
Lockheed Martin Corp.	17,652	5,830
Northrop Grumman Corp.	9,478	2,764
Old Dominion Freight Line, Inc.	11,746	2,523
Otis Worldwide Corp.	40,830	2,601
Rockwell Automation, Inc.	10,405	2,531
W.W. Grainger, Inc.	6,628	2,470
		50,390
Information Technology (5.1%):
Accenture PLC Class A	12,800	3,212
Adobe, Inc. (e)	7,452	3,425
Apple, Inc.	316,599	38,391
Applied Materials, Inc.	28,643	3,385
Broadcom, Inc.	14,539	6,831
Cadence Design Systems, Inc. (e)	18,770	2,648
CDW Corp.	17,047	2,675
Cisco Systems, Inc.	144,543	6,486
Cognizant Technology Solutions Corp. Class A	36,627	2,691
Crowdstrike Holdings, Inc. Class A (e)	11,401	2,463
DocuSign, Inc. (e)	10,585	2,399
HP, Inc.	197,610	5,725
Intel Corp.	64,743	3,935
International Business Machines Corp.	24,949	2,967
Intuit, Inc.	7,649	2,984
Lam Research Corp.	10,791	6,121

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	11,693	$4,138
Micron Technology, Inc. (e)	35,908	3,287
Microsoft Corp. (g)	46,988	10,919
NVIDIA Corp.	14,516	7,963
Oracle Corp.	51,161	3,300
Square, Inc. Class A (e)	10,964	2,522
Synopsys, Inc. (e)	9,321	2,286
Texas Instruments, Inc.	36,534	6,294
The Trade Desk, Inc. Class A (e)	3,019	2,431
VeriSign, Inc. (e)	12,649	2,454
VMware, Inc. Class A (e)(f)	17,928	2,478
Zoom Video Communications, Inc. Class A (e)	6,896	2,576
Zscaler, Inc. (e)	11,452	2,348
		149,334
Materials (0.6%):
Corteva, Inc.	57,554	2,599
Dow, Inc.	44,136	2,618
Freeport-McMoRan, Inc. (e)	80,164	2,718
LyondellBasell Industries NV Class A	54,811	5,650
PPG Industries, Inc.	18,248	2,460
The Sherwin-Williams Co.	3,740	2,545
		18,590
Real Estate (0.5%):
Alexandria Real Estate Equities, Inc.	2,007	321
American Tower Corp.	7,016	1,516
AvalonBay Communities, Inc.	2,235	393
Boston Properties, Inc.	2,356	234
Camden Property Trust	1,537	160
CBRE Group, Inc. Class A (e)	5,297	401
Crown Castle International Corp.	6,970	1,086
Digital Realty Trust, Inc.	4,323	582
Duke Realty Corp.	5,896	231
Equinix, Inc.	1,410	914
Equity LifeStyle Properties, Inc.	2,774	171
Equity Residential	5,893	385
Essex Property Trust, Inc.	1,030	262
Extra Space Storage, Inc.	2,085	262
Gaming & Leisure Properties, Inc.	58	3
Healthpeak Properties, Inc.	8,426	245
Host Hotels & Resorts, Inc.	10,884	181
Invitation Homes, Inc.	8,971	261
Iron Mountain, Inc.	4,610	160
Medical Properties Trust, Inc.	9,101	197
Mid-America Apartment Communities, Inc.	1,812	244
Omega Healthcare Investors, Inc.	3,626	135
Prologis, Inc.	11,747	1,164
Public Storage	2,533	593
Realty Income Corp.	5,537	334
Regency Centers Corp.	2,715	149
SBA Communications Corp.	1,767	451
Simon Property Group, Inc.	5,343	603
Sun Communities, Inc.	1,582	240
UDR, Inc.	4,691	193
Ventas, Inc.	5,937	314
VEREIT, Inc.	3,406	133
VICI Properties, Inc.	8,417	240
Vornado Realty Trust	2,548	109
Welltower, Inc.	6,609	449
Weyerhaeuser Co.	11,676	396

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
WP Carey, Inc.	2,776	$190
		13,902
Utilities (0.3%):
American Water Works Co., Inc.	15,492	2,198
Exelon Corp.	63,276	2,443
NextEra Energy, Inc. (g)	38,423	2,823
		7,464
Total Common Stocks (Cost $435,780)		550,515
Preferred Stocks (0.6%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,553

Consumer Staples (0.2%):
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(h)	45,000	4,500

Financials (0.2%):
Delphi Financial Group, Inc., 3.39% (LIBOR03M+319bps), 5/15/37 (b)(i)	309,253	6,649

Total Preferred Stocks (Cost $15,768)		16,702

Corporate Bonds (8.4%)
Communication Services (0.2%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	1,709	1,764
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	812	871
The Walt Disney Co., 2.20%, 1/13/28	758	784
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(g)	2,064	2,268
		5,687
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	683	800
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	711	898
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	1,361	1,485
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	1,134	1,103
O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	1,500	1,727
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	853	908
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	711	771
		7,692
Consumer Staples (0.7%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,379
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	3,000	3,187
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,277	1,393
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	497	511
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375	391
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	2,639	2,775
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	668	855
The Coca-Cola Co., 3.45%, 3/25/30	1,750	1,965
The Procter & Gamble Co., 3.00%, 3/25/30	1,138	1,246
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,186
		18,888

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (0.9%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	$2,165	$2,311
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	3,169
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	1,300	1,890
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,701	1,779
Enterprise TE Partners LP, 3.00% (LIBOR03M+278bps), 6/1/67, Callable 4/12/21 @ 100 (b)	500	409
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	525	615
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	1,886	1,945
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	1,148	1,501
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	2,837	3,053
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	711	724
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	800	907
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,708	1,740
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	2,269	2,356
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	419	399
4.40%, 8/15/49, Callable 2/15/49 @ 100	1,134	999
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	711	895
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	1,134	1,213
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	1,194	1,225
		27,130
Financials (3.1%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,594
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	5,950	6,088
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,264
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,499
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,984
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,694
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500	506
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,743
Cullen/Frost Capital Trust II, 1.78% (LIBOR03M+155bps), 3/1/34, Callable 4/12/21 @ 100 (b)	9,000	7,560
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 (f)	853	1,046
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 4/12/21 @ 100 (b)	4,000	3,827
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	1,989	1,956
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,459	1,576
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 4/12/21 @ 100 (b)	4,550	4,140
Hyundai Capital America, 3.75%, 7/8/21 (a)(g)	5,700	5,760
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	995	1,017
KeyCorp, 2.25%, 4/6/27, MTN	1,701	1,773
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	2,268	2,451
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,245
Manufactures & Traders Trust Co., 0.87% (LIBOR03M+64bps), 12/1/21 (b)(g)	6,039	6,039

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nationwide Mutual Insurance Co., 2.51% (LIBOR03M+229bps), 12/15/24, Callable 4/12/21 @ 100 (a)(b)	$11,510	$11,486
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	426	447
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	2,028
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,138	1,306
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,782
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	1,281	1,338
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	714	768
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,046
Texas Capital Bank NA, 5.25%, 1/31/26	1,135	1,208
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	340	376
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	1,071	1,182
Truist Bank, 0.87% (LIBOR03M+67bps), 5/15/27, Callable 4/12/21 @ 100 (b)	1,000	971
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	1,279	1,328
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,269	2,342
		90,370
Health Care (0.6%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	2,268	2,441
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,616
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	3,747	4,047
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,282	1,364
Duke University Health System, Inc., 2.60%, 6/1/30	850	881
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,476
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	1,702	1,813
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	1,138	1,271
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	427	438
		17,347
Industrials (1.1%):
BNSF Funding Trust, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	6,126
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,748
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	851	876
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	853	898
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	382	382
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,810
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	1,250	1,447
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,990	2,057
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,677
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,990	2,100
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,134	1,158
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	1,138	1,265
Ryder System, Inc., 2.90%, 12/1/26, MTN, Callable 10/1/26 @ 100	2,837	3,054
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	912	1,065
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,706	2,125
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,436
United Airlines Pass Through Trust, 2.90%, 11/1/29	2,944	2,879
		33,103
Information Technology (0.3%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	3,147

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	$711	$794
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,380
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	382	388
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	3,686	4,225
		9,934
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	680	702
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	356	386
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	994	1,072
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,137	1,252
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	647	679
		4,091
Real Estate (0.4%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	1,705	1,747
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	746	787
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,013
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	453
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	354	358
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,482
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	2,955
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,128
SBA Tower Trust, 2.84%, 1/15/25 (a)	1,125	1,195
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	275
		12,393

Utilities (0.7%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,985	2,040
Alabama Power Co., 3.85%, 12/1/42	1,702	1,919
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	569	626
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,115
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	1,903
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	1,281	1,372
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	1,294	1,449
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	1,279	1,344
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	1,709	1,970
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	853	939
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	2,837	3,050
		18,727
Total Corporate Bonds (Cost $231,378)		245,362
Yankee Dollars (1.3%)
Consumer Staples (0.0%):(j)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	1,134	1,188

Energy (0.0%):(j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	973	1,021
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	85	93
		1,114
Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	6,338
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	812	922

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	$1,706	$1,796
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,855
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,990	1,992
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41 (a)(b)	5,900	5,956
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,989	2,040
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,600	1,690
		22,589
Industrials (0.2%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	1,500	1,627
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	3,000	3,118
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	826
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	1,137	1,154
		6,725
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,067	1,317
Braskem Finance Ltd., 6.45%, 2/3/24	500	553
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,728
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,332
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,304
		7,234

Total Yankee Dollars (Cost $36,379)		38,850
Municipal Bonds (0.7%)
Arizona (0.0%):(j)
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	1,000	986

Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	1,134	1,194
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	710	734
		1,928
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	2,420	2,573

Louisiana (0.0%):(j)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	1,140	1,123

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	1,094	1,127
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	435	460
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	567	600
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	710	694
		2,881
New York (0.0%):(j)
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	655	688

Pennsylvania (0.1%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	1,135	1,143
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	1,135	1,196
Series C, 2.58%, 9/15/32	565	595

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series C, 2.63%, 9/15/33	$1,135	$1,196
		4,130
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,415	1,647
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	1,065	1,066
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	710	712
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	1,135	1,162
State of Texas, GO, 3.00%, 4/1/28	1,701	1,893
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	800	813
		7,293
Total Municipal Bonds (Cost $20,843)		21,602

U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	8,400	9,191
Series K053, Class A2, 3.00%, 12/25/25	14,000	15,155
3.50%, 4/1/46 - 4/1/48	10,894	11,647
3.00%, 6/1/46 - 6/1/47	45,678	48,294
4.00%, 7/1/48	2,684	2,881
		87,168
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,959	1,987
Government National Mortgage Association
6.50%, 4/15/24	3	3

Total U.S. Government Agency Mortgages (Cost $84,550)		89,158

U.S. Treasury Obligations (5.0%)
U.S. Treasury Bonds
3.13%, 8/15/44	19,200	22,665
2.38%, 11/15/49	10,000	10,419
U.S. Treasury Notes
1.63%, 8/15/22	10,000	10,216
1.63%, 11/15/22	20,000	20,504
1.63%, 4/30/23	29,000	29,899
2.75%, 11/15/23	1,000	1,067
2.25%, 11/15/25	5,000	5,355
1.63%, 2/15/26	37,000	38,544
2.38%, 5/15/27 (g)	6,100	6,598
Total U.S. Treasury Obligations (Cost $136,433)		145,267
Commercial Paper (0.8%)
Alliant Energy Corp., 0.45%, 3/1/21 (a)(k)	3,000	3,000
Ameren Illinois Co., 0.45%, 3/1/21 (a)(k)	4,000	4,000
Canadian Pacific Railway Ltd., 0.19%, 3/11/21 (a)(k)	1,100	1,100
CenterPoint Energy, Inc., 0.15%, 3/5/21 (a)(k)	2,700	2,700
Dollarama, Inc., 0.21%, 3/5/21 (a)(k)	2,000	2,000
Duke Energy Corp., 0.17%, 3/2/21 (a)(k)	2,000	2,000
Hannover Funding Co. LLC, 0.46%, 3/4/21 (a)(k)	4,000	4,000
Phillips 66, 0.21%, 3/5/21 (a)(k)	1,500	1,500
Union Electric Co., 0.45%, 3/1/21 (a)(k)	2,100	2,100
Total Commercial Paper (Cost $22,400)		22,400

Exchange-Traded Funds (51.6%)
Invesco DB Commodity Index Tracking Fund (e)	256,100	4,285
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	29,179
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	34,085
iShares 7-10 Year Treasury Bond ETF (f)	341,652	39,550

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core MSCI EAFE ETF	315,868	$22,215
iShares Core MSCI Emerging Markets ETF	1,782,828	115,403
iShares Core S&P 500 ETF	606,169	231,417
iShares Core S&P Small-Cap ETF	769,633	80,881
iShares Core US Aggregate Bond ETF	652,115	75,215
iShares MSCI Canada ETF (f)	1,035,690	33,318
iShares MSCI International Momentum Factor ETF (f)	952,016	35,614
iShares MSCI International Quality Factor ETF (f)	1,024,048	36,333
iShares MSCI Japan ETF	420,000	28,652
iShares Russell 2000 ETF (f)	93,218	20,350
JPMorgan BetaBuilders Canada ETF (f)	124,334	3,481
JPMorgan BetaBuilders Japan ETF	338,212	9,575
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	65,237
Schwab Fundamental International Large Co. Index ETF	3,168,339	98,155
Schwab Fundamental International Small Co. Index ETF (f)	593,600	21,453
SPDR Gold Shares (e)(f)	74,003	11,974
SPDR S&P Emerging Markets Smallcap ETF	107,983	5,874
Vanguard FTSE All-World ex-US ETF	735,994	44,012
Vanguard FTSE Developed Markets ETF	4,455,058	213,887
Vanguard FTSE Emerging Markets ETF (f)(g)	554,713	29,117
Vanguard FTSE Europe ETF	130,989	8,022
Vanguard Mid-Capital ETF (f)	30,077	6,520
Vanguard Mortgage-Backed Securities ETF	104,857	5,634
Vanguard Real Estate ETF	194,243	17,068
Vanguard S&P 500 ETF (g)	219,096	76,594
Vanguard Short-Term Bond ETF (f)	325,167	26,804
Vanguard Small-Cap Value ETF (g)	96,209	15,189
Vanguard Total Bond Market ETF	424,389	36,472
WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	10,054
Xtrackers USD High Yield Corporate Bond ETF (f)	190,204	9,447
Total Exchange-Traded Funds (Cost $1,276,208)		1,501,066

Affiliated Exchange-Traded Funds (6.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	2,919,000	156,196
VictoryShares USAA Core Short-Term Bond ETF	583,710	30,204
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	68,000	3,202
Total Affiliated Exchange-Traded Funds (Cost $192,020)		189,602

Collateral for Securities Loaned^ (4.8%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (l)	6,467,799	6,468
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (l)	50,750,602	50,751
HSBC U.S. Government Money Market Fund I Shares, 0.03% (l)	81,303,595	81,303
Total Collateral for Securities Loaned (Cost $138,522)		138,522

Total Investments (Cost $2,656,615) — 104.0%		3,023,452

Liabilities in excess of other assets — (4.0)%		(115,862)

NET ASSETS - 100.00%		$2,907,590

At February 28, 2021, the Fund’s investments in foreign securities were 29.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $124,312 (thousands) and amounted to 4.3% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2021.

(d)	Security is interest only.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of this security has been segregated as collateral for derivative instruments.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were 0.2% of the Fund’s net assets.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate represents the effective yield at February 28, 2021.
(l)	Rate disclosed is the daily yield on February 28, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of February 28, 2021

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	76	3/18/21	$9,834,718	$9,689,433	$(145,285)
Euro Stoxx 50 Futures	230	3/19/21	9,981,038	10,063,939	17,477
Hang Seng Index Futures	22	3/30/21	4,158,364	4,107,024	(51,340)
Swiss Market Index Futures	247	3/19/21	28,554,316	28,353,123	590,372
					$411,224

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	403	3/19/21	36,117,676	36,149,753	$627,206
Russell 2000 E-Mini Index Futures	100	3/19/21	9,572,705	10,996,000	(1,423,295)
Tokyo Price Index Futures	194	3/11/21	32,863,466	34,138,394	(2,088,152)
					$(2,884,241)

	Total unrealized appreciation				$1,235,055
	Total unrealized depreciation				(3,708,072)
	Total net unrealized appreciation (depreciation)				$(2,473,017)

Affiliated Holdings:

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains(Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$-	$316,875	$(158,325)	$(224)	$148	$(2,130)	$156,196	$905
VictoryShares USAA Core Short-Term Bond ETF	-	30,231	-	-	54	(27)	30,204	246
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,505	-	-	-	-	697	3,202	68
	$2,505	$347,106	$(158,325)	$(224)	$202	$(1,460)	$189,602	$1,219

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (48.2%)
Communication Services (5.4%):
Activision Blizzard, Inc.	9,016	$862
Alphabet, Inc. Class A (a)	3,128	6,324
Alphabet, Inc. Class C (a)	3,047	6,206
AT&T, Inc.	73,650	2,054
Charter Communications, Inc. Class A (a)	1,764	1,082
Comcast Corp. Class A	49,729	2,622
Discovery, Inc. Class C (a)	2,733	123
DISH Network Corp. Class A (a)	603	19
Electronic Arts, Inc.	2,332	312
Facebook, Inc. Class A (a)	24,703	6,364
Fox Corp. Class A	4,287	143
Fox Corp. Class B	1,992	64
Live Nation Entertainment, Inc. (a)	1,845	164
Lumen Technologies, Inc. (a)	6,718	82
Netflix, Inc. (a)	4,641	2,501
News Corp. Class A	2,721	64
Omnicom Group, Inc.	2,667	183
Take-Two Interactive Software, Inc. (a)	1,508	278
The Interpublic Group of Cos., Inc.	4,839	126
The Walt Disney Co. (a)	18,835	3,561
T-Mobile U.S., Inc. (a)	5,490	659
Twitter, Inc. (a)	7,251	559
Verizon Communications, Inc.	43,051	2,381
ViacomCBS, Inc. Class B	6,762	436
		37,169
Consumer Discretionary (6.0%):
Advance Auto Parts, Inc.	832	133
Amazon.com, Inc. (a)	4,438	13,726
Aptiv PLC (a)	2,354	353
AutoZone, Inc. (a)	255	296
Best Buy Co., Inc.	2,415	242
Booking Holdings, Inc. (a)	441	1,027
BorgWarner, Inc.	1,420	64
CarMax, Inc. (a)	2,090	250
Carnival Corp. (a)	2,980	80
Chipotle Mexican Grill, Inc. (a)	325	469
D.R. Horton, Inc.	3,030	233
Darden Restaurants, Inc.	1,633	224
Dollar General Corp.	2,615	494
Dollar Tree, Inc. (a)	2,278	224
eBay, Inc.	7,658	432
Etsy, Inc. (a)	860	189
Expedia Group, Inc.	1,583	255
Ford Motor Co. (a)	48,980	573
Garmin Ltd.	1,580	196
General Motors Co.	13,698	703
Genuine Parts Co.	1,110	117
Hanesbrands, Inc.	4,535	80
Hasbro, Inc.	1,600	150
Hilton Worldwide Holdings, Inc. (a)	3,015	373
L Brands, Inc. (a)	2,727	149
Las Vegas Sands Corp. (b)	1,230	77
Leggett & Platt, Inc.	859	37
Lennar Corp. Class A	2,669	221
Lennar Corp. Class B	1	—	(c)
LKQ Corp. (a)	3,837	151

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lowe’s Cos., Inc.	7,623	$1,218
Marriott International, Inc. Class A (a)	2,953	437
McDonald’s Corp.	7,378	1,521
MGM Resorts International	5,858	221
Mohawk Industries, Inc. (a)	618	108
Newell Brands, Inc.	4,177	97
NIKE, Inc. Class B	14,322	1,930
Norwegian Cruise Line Holdings Ltd. (a)	3,415	101
NVR, Inc. (a)	38	171
O’Reilly Automotive, Inc. (a)	961	430
PulteGroup, Inc.	2,360	107
PVH Corp.	928	93
Ralph Lauren Corp. (a)	420	49
Ross Stores, Inc.	3,683	430
Royal Caribbean Cruises Ltd.	2,147	200
Starbucks Corp.	13,182	1,424
Tapestry, Inc.	3,021	127
Target Corp. (b)	5,209	956
Tesla, Inc. (a)	7,952	5,372
The Gap, Inc. (a)	2,315	58
The Home Depot, Inc.	11,047	2,854
The TJX Cos., Inc.	11,818	780
Tractor Supply Co.	1,578	251
Ulta Beauty, Inc. (a)	550	177
Under Armour, Inc. Class A (a)	2,357	52
Under Armour, Inc. Class C (a)	2,104	38
VF Corp.	3,213	254
Whirlpool Corp.	792	151
Wynn Resorts Ltd. (a)	1,047	138
Yum! Brands, Inc.	3,711	384
		41,647
Consumer Staples (2.9%):
Altria Group, Inc.	18,982	828
Archer-Daniels-Midland Co.	6,080	344
Brown-Forman Corp. Class B	2,315	166
Campbell Soup Co.	2,319	105
Church & Dwight Co., Inc.	2,959	233
Colgate-Palmolive Co.	9,374	705
Conagra Brands, Inc.	6,489	220
Constellation Brands, Inc. Class A	1,572	337
Costco Wholesale Corp.	4,892	1,619
General Mills, Inc.	6,777	373
Hormel Foods Corp.	2,891	134
Kellogg Co.	2,529	146
Kimberly-Clark Corp.	2,981	383
Lamb Weston Holdings, Inc.	1,591	127
McCormick & Co., Inc.	2,942	248
Molson Coors Beverage Co. Class B	2,045	91
Mondelez International, Inc. Class A	16,326	868
Monster Beverage Corp. (a)	3,965	348
PepsiCo, Inc.	13,946	1,802
Philip Morris International, Inc.	16,390	1,377
Sysco Corp.	5,774	460
The Clorox Co.	1,311	237
The Coca-Cola Co.	40,238	1,971
The Estee Lauder Cos., Inc.	2,324	664
The Hershey Co.	1,885	274
The J.M. Smucker Co.	828	93
The Kraft Heinz Co.	6,993	254
The Kroger Co.	8,771	282

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Procter & Gamble Co.	25,104	$3,101
Tyson Foods, Inc. Class A	2,142	145
Walgreens Boots Alliance, Inc.	7,770	372
Walmart, Inc.	13,998	1,819
		20,126
Energy (1.4%):
Apache Corp.	1,781	35
Baker Hughes Co.	8,513	209
Cabot Oil & Gas Corp.	2,120	39
Chevron Corp.	21,588	2,159
ConocoPhillips	15,168	789
Devon Energy Corp.	4,751	103
Diamondback Energy, Inc.	2,111	146
EOG Resources, Inc.	4,759	307
Exxon Mobil Corp.	40,045	2,177
Halliburton Co.	9,010	197
Hess Corp.	2,683	176
HollyFrontier Corp.	1,850	70
Kinder Morgan, Inc.	19,808	291
Marathon Oil Corp.	10,479	116
Marathon Petroleum Corp.	8,076	441
NOV, Inc. (a)	4,819	73
Occidental Petroleum Corp.	6,848	182
ONEOK, Inc.	5,513	244
Phillips 66	3,494	290
Pioneer Natural Resources Co.	2,039	303
Schlumberger Ltd.	18,134	506
Technip Energies NV, ADR (a)	1,100	14
TechnipFMC PLC	5,504	45
The Williams Cos., Inc.	14,342	328
Valero Energy Corp.	3,087	238
		9,478
Financials (5.5%):
Aflac, Inc.	6,526	313
American Express Co.	7,305	988
American International Group, Inc.	10,328	454
Ameriprise Financial, Inc.	1,259	279
Aon PLC Class A	2,698	614
Arthur J. Gallagher & Co.	2,370	284
Assurant, Inc.	653	81
Bank of America Corp.	80,700	2,801
Berkshire Hathaway, Inc. Class B (a)	19,929	4,793
BlackRock, Inc.	1,475	1,024
Capital One Financial Corp.	4,854	583
Cboe Global Markets, Inc.	680	67
Chubb Ltd.	4,718	767
Cincinnati Financial Corp.	1,898	186
Citigroup, Inc.	21,251	1,400
Citizens Financial Group, Inc.	5,249	228
CME Group, Inc.	3,155	630
Comerica, Inc.	1,808	123
Discover Financial Services	3,983	375
Everest Re Group Ltd.	440	106
Fifth Third Bancorp	8,885	308
First Republic Bank	833	137
Franklin Resources, Inc.	2,567	67
Globe Life, Inc.	1,211	113
Huntington Bancshares, Inc.	12,687	195
Intercontinental Exchange, Inc.	5,422	598

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco Ltd.	4,735	$106
JPMorgan Chase & Co.	32,894	4,841
KeyCorp	12,202	246
Lincoln National Corp.	1,769	101
Loews Corp.	3,046	146
M&T Bank Corp.	1,592	240
MarketAxess Holdings, Inc.	414	230
Marsh & McLennan Cos., Inc.	5,030	580
MetLife, Inc.	8,569	494
Moody’s Corp.	1,624	446
Morgan Stanley	14,869	1,143
MSCI, Inc.	992	411
Nasdaq, Inc.	1,159	160
Northern Trust Corp. (d)	1,948	185
People’s United Financial, Inc.	5,272	95
Principal Financial Group, Inc.	2,476	140
Prudential Financial, Inc.	4,971	431
Raymond James Financial, Inc.	1,326	155
Regions Financial Corp.	9,790	202
S&P Global, Inc.	2,529	833
State Street Corp.	3,118	227
SVB Financial Group (a)	645	326
Synchrony Financial	6,793	263
T. Rowe Price Group, Inc.	2,189	355
The Allstate Corp.	3,329	355
The Bank of New York Mellon Corp.	8,002	337
The Charles Schwab Corp.	15,986	987
The Goldman Sachs Group, Inc.	3,240	1,035
The Hartford Financial Services Group, Inc.	2,900	147
The PNC Financial Services Group, Inc.	4,807	809
The Progressive Corp.	5,434	467
The Travelers Cos., Inc.	3,045	443
Truist Financial Corp.	14,396	820
U.S. Bancorp	14,810	741
Unum Group	2,526	67
W.R. Berkley Corp.	1,826	127
Wells Fargo & Co.	37,277	1,348
Willis Towers Watson PLC	1,546	341
Zions Bancorp NA	2,017	107
		38,001
Health Care (6.2%):
Abbott Laboratories	19,358	2,319
AbbVie, Inc.	18,055	1,945
ABIOMED, Inc. (a)	568	184
Agilent Technologies, Inc.	4,127	504
Alexion Pharmaceuticals, Inc. (a)	2,369	362
Align Technology, Inc. (a)	809	459
AmerisourceBergen Corp.	1,410	143
Amgen, Inc.	6,365	1,432
Anthem, Inc.	2,398	727
Baxter International, Inc.	4,622	359
Becton, Dickinson & Co.	2,918	704
Biogen, Inc. (a)	1,601	437
Bio-Rad Laboratories, Inc. Class A (a)	83	48
Boston Scientific Corp. (a)	12,860	499
Bristol-Myers Squibb Co.	23,723	1,455
Cardinal Health, Inc.	2,538	131
Catalent, Inc. (a)	1,060	120
Centene Corp. (a)	5,336	312
Cerner Corp.	2,787	193

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cigna Corp.	3,968	$833
CVS Health Corp.	13,617	928
Danaher Corp.	6,992	1,536
DaVita, Inc. (a)	972	99
DENTSPLY SIRONA, Inc.	2,714	144
DexCom, Inc. (a)	530	211
Edwards Lifesciences Corp. (a)	6,150	511
Eli Lilly & Co.	8,712	1,785
Gilead Sciences, Inc. (b)	12,961	796
HCA Healthcare, Inc.	2,625	452
Henry Schein, Inc. (a)	1,136	70
Hologic, Inc. (a)	2,574	185
Humana, Inc.	1,376	522
IDEXX Laboratories, Inc. (a)	1,036	539
Illumina, Inc. (a)	1,608	707
Incyte Corp. (a)	1,936	152
Intuitive Surgical, Inc. (a)	1,235	910
IQVIA Holdings, Inc. (a)	1,890	364
Johnson & Johnson (b)	25,854	4,097
Laboratory Corp. of America Holdings (a)	1,063	255
McKesson Corp.	1,670	283
Medtronic PLC	12,874	1,506
Merck & Co., Inc.	25,971	1,886
Mettler-Toledo International, Inc. (a)	250	279
PerkinElmer, Inc.	1,164	147
Perrigo Co. PLC	1,420	57
Pfizer, Inc.	54,468	1,824
Quest Diagnostics, Inc.	1,226	142
Regeneron Pharmaceuticals, Inc. (a)	898	405
ResMed, Inc.	1,423	274
STERIS PLC	1,110	194
Stryker Corp.	3,361	816
Teleflex, Inc.	536	213
The Cooper Cos., Inc.	445	172
Thermo Fisher Scientific, Inc.	4,163	1,874
UnitedHealth Group, Inc.	10,362	3,442
Universal Health Services, Inc. Class B (a)	844	106
Varian Medical Systems, Inc. (a)	1,048	184
Vertex Pharmaceuticals, Inc. (a)	2,828	601
Viatris, Inc. (a)	12,551	186
Waters Corp. (a)	690	189
West Pharmaceutical Services, Inc.	489	137
Zimmer Biomet Holdings, Inc.	1,629	266
Zoetis, Inc.	4,796	744
		43,356
Industrials (4.2%):
3M Co.	6,795	1,189
Alaska Air Group, Inc. (a)	1,550	101
Allegion PLC	880	96
American Airlines Group, Inc. (a)	6,217	130
AMETEK, Inc.	2,905	343
AO Smith Corp.	1,795	107
C.H. Robinson Worldwide, Inc.	1,315	119
Carrier Global Corp.	8,626	315
Caterpillar, Inc.	6,025	1,301
Cintas Corp.	1,066	346
Copart, Inc. (a)	2,286	249
CSX Corp.	8,013	734
Cummins, Inc.	1,364	345
Deere & Co.	3,919	1,368

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Delta Air Lines, Inc. (a)	7,217	$346
Dover Corp.	1,435	177
Eaton Corp. PLC	4,316	562
Emerson Electric Co.	5,920	508
Enphase Energy, Inc. (a)	1,118	197
Equifax, Inc.	1,334	216
Expeditors International of Washington, Inc.	1,610	148
Fastenal Co.	5,972	277
FedEx Corp.	2,126	541
Flowserve Corp.	1,627	60
Fortive Corp.	2,506	165
Fortune Brands Home & Security, Inc.	1,743	145
General Dynamics Corp.	1,734	283
General Electric Co.	94,576	1,186
Honeywell International, Inc.	7,574	1,533
Howmet Aerospace, Inc. (a)	3,713	104
Huntington Ingalls Industries, Inc.	470	83
IDEX Corp.	757	148
IHS Markit Ltd.	3,349	302
Illinois Tool Works, Inc.	3,048	616
Ingersoll Rand, Inc. (a)(b)	4,166	193
Jacobs Engineering Group, Inc.	1,348	155
JB Hunt Transport Services, Inc.	757	111
Johnson Controls International PLC	6,676	372
Kansas City Southern	960	204
L3Harris Technologies, Inc.	2,683	488
Lockheed Martin Corp.	2,228	736
Masco Corp.	2,915	155
Nielsen Holdings PLC	4,460	100
Norfolk Southern Corp.	2,789	703
Northrop Grumman Corp.	1,594	465
Old Dominion Freight Line, Inc.	1,111	239
Otis Worldwide Corp.	3,056	195
PACCAR, Inc.	3,278	298
Parker-Hannifin Corp.	1,216	349
Pentair PLC	909	51
Quanta Services, Inc.	1,444	121
Raytheon Technologies Corp.	14,809	1,066
Republic Services, Inc. (b)	2,497	222
Robert Half International, Inc.	1,284	100
Rockwell Automation, Inc.	1,436	349
Roper Technologies, Inc.	1,322	499
Snap-on, Inc.	594	121
Southwest Airlines Co.	6,366	370
Stanley Black & Decker, Inc.	1,786	312
Teledyne Technologies, Inc. (a)	398	148
Textron, Inc.	2,070	104
The Boeing Co. (a)	5,520	1,170
Trane Technologies PLC	2,877	441
TransDigm Group, Inc. (a)	593	342
Union Pacific Corp.	7,288	1,501
United Airlines Holdings, Inc. (a)	3,124	165
United Parcel Service, Inc. Class B	7,664	1,210
United Rentals, Inc. (a)	750	223
Verisk Analytics, Inc.	1,865	306
W.W. Grainger, Inc.	582	217
Waste Management, Inc.	3,869	429
Westinghouse Air Brake Technologies Corp.	1,745	126
Xylem, Inc.	1,548	154
		28,850

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (13.0%):
Accenture PLC Class A	7,134	$1,790
Adobe, Inc. (a)	5,049	2,321
Advanced Micro Devices, Inc. (a)	12,513	1,057
Akamai Technologies, Inc. (a)	1,627	154
Amphenol Corp. Class A	2,992	376
Analog Devices, Inc.	3,989	621
ANSYS, Inc. (a)	1,058	361
Apple, Inc.	167,150	20,269
Applied Materials, Inc.	10,258	1,212
Arista Networks, Inc. (a)	591	165
Autodesk, Inc. (a)	2,385	658
Automatic Data Processing, Inc.	4,190	729
Broadcom, Inc.	4,130	1,940
Broadridge Financial Solutions, Inc.	1,502	214
Cadence Design Systems, Inc. (a)	2,583	364
CDW Corp.	1,572	247
Cisco Systems, Inc.	44,288	1,987
Citrix Systems, Inc.	1,327	177
Cognizant Technology Solutions Corp. Class A	5,526	406
Corning, Inc.	8,056	308
DXC Technology Co.	3,194	80
F5 Networks, Inc. (a)	561	107
Fidelity National Information Services, Inc.	4,079	563
Fiserv, Inc. (a)	6,247	721
FleetCor Technologies, Inc. (a)	590	164
FLIR Systems, Inc.	1,416	76
Fortinet, Inc. (a)	1,459	246
Gartner, Inc. (a)	1,089	195
Global Payments, Inc.	3,409	675
Hewlett Packard Enterprise Co.	12,525	182
HP, Inc.	13,953	404
Intel Corp.	42,806	2,602
International Business Machines Corp.	6,781	806
Intuit, Inc.	2,547	994
IPG Photonics Corp. (a)	466	106
Jack Henry & Associates, Inc.	769	114
Juniper Networks, Inc.	2,447	57
Keysight Technologies, Inc. (a)	2,383	337
KLA Corp.	1,555	484
Lam Research Corp.	1,595	905
Mastercard, Inc. Class A	9,019	3,191
Maxim Integrated Products, Inc.	2,767	258
Microchip Technology, Inc.	2,724	416
Micron Technology, Inc. (a)	10,918	999
Microsoft Corp. (b)	78,970	18,351
Monolithic Power Systems, Inc.	145	54
Motorola Solutions, Inc.	1,485	261
NetApp, Inc.	2,488	156
NortonLifeLock, Inc.	2,608	51
NVIDIA Corp.	6,493	3,562
Oracle Corp.	21,349	1,377
Paychex, Inc.	3,191	291
Paycom Software, Inc. (a)	617	231
PayPal Holdings, Inc. (a)	12,173	3,163
Qorvo, Inc. (a)	1,188	208
QUALCOMM, Inc.	12,125	1,651
salesforce.com, Inc. (a)	9,408	2,037
Seagate Technology PLC	2,345	172
ServiceNow, Inc. (a)(b)	2,007	1,071

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	1,128	$201
Synopsys, Inc. (a)	1,398	343
TE Connectivity Ltd.	3,470	451
Teradyne, Inc.	945	121
Texas Instruments, Inc.	8,950	1,542
The Western Union Co.	3,055	71
Trimble, Inc. (a)	1,366	101
Tyler Technologies, Inc. (a)	280	130
VeriSign, Inc. (a)	1,070	208
Visa, Inc. Class A	17,570	3,732
Vontier Corp. (a)	1,002	31
Western Digital Corp.	3,265	224
Xerox Holdings Corp.	2,290	58
Xilinx, Inc.	2,550	332
Zebra Technologies Corp. (a)	706	353
		90,572
Materials (1.3%):
Air Products & Chemicals, Inc.	2,193	561
Albemarle Corp.	1,201	189
Amcor PLC	17,474	191
Avery Dennison Corp.	906	159
Ball Corp.	3,726	318
Celanese Corp.	1,286	179
CF Industries Holdings, Inc.	2,763	125
Corteva, Inc.	8,159	368
Dow, Inc.	9,091	539
DuPont de Nemours, Inc.	8,076	568
Eastman Chemical Co.	1,432	156
Ecolab, Inc.	2,743	574
FMC Corp.	1,425	145
Freeport-McMoRan, Inc. (a)	15,889	539
International Flavors & Fragrances, Inc.	2,587	351
International Paper Co.	4,916	244
Linde PLC	5,503	1,344
LyondellBasell Industries NV Class A	2,696	278
Martin Marietta Materials, Inc.	721	243
Newmont Corp.	9,032	491
Nucor Corp.	2,642	158
Packaging Corp. of America	736	97
PPG Industries, Inc.	2,183	294
Sealed Air Corp.	1,340	56
The Mosaic Co.	4,580	135
The Sherwin-Williams Co.	923	628
Vulcan Materials Co.	1,213	203
Westrock Co.	2,863	125
		9,258
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.	1,101	176
American Tower Corp.	4,297	929
AvalonBay Communities, Inc.	740	130
Boston Properties, Inc.	1,758	174
CBRE Group, Inc. Class A (a)	3,167	240
Crown Castle International Corp.	5,001	779
Digital Realty Trust, Inc.	2,408	324
Duke Realty Corp.	4,814	189
Equinix, Inc.	1,002	650
Equity Residential	2,215	145
Essex Property Trust, Inc.	290	74
Extra Space Storage, Inc.	1,147	144

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Federal Realty Investment Trust	884	$89
Healthpeak Properties, Inc.	4,867	142
Host Hotels & Resorts, Inc.	8,818	146
Iron Mountain, Inc.	3,600	125
Kimco Realty Corp.	5,368	98
Mid-America Apartment Communities, Inc.	1,273	172
Prologis, Inc.	9,170	909
Public Storage	1,221	286
Realty Income Corp.	3,322	200
Regency Centers Corp.	1,923	105
SBA Communications Corp.	1,109	283
Simon Property Group, Inc.	3,796	429
SL Green Realty Corp.	913	63
UDR, Inc.	3,662	151
Ventas, Inc.	4,666	247
Vornado Realty Trust	1,244	53
Welltower, Inc.	4,568	310
Weyerhaeuser Co.	6,892	233
		7,995
Utilities (1.2%):
Alliant Energy Corp.	3,054	141
Ameren Corp.	2,468	173
American Electric Power Co., Inc. (b)	5,165	387
American Water Works Co., Inc.	2,297	326
CenterPoint Energy, Inc.	6,318	123
CMS Energy Corp.	3,607	195
Consolidated Edison, Inc. (b)	1,808	119
Dominion Energy, Inc.	6,020	411
DTE Energy Co.	2,162	254
Duke Energy Corp. (b)	6,693	573
Edison International	4,086	221
Entergy Corp.	2,505	217
Evergy, Inc. (b)	2,714	146
Eversource Energy (b)	3,443	274
Exelon Corp.	10,875	420
FirstEnergy Corp.	5,729	190
NextEra Energy, Inc. (b)	21,424	1,574
NiSource, Inc.	4,671	101
NRG Energy, Inc.	2,789	102
PPL Corp.	8,145	213
Public Service Enterprise Group, Inc.	6,361	342
Sempra Energy	2,344	272
The AES Corp.	6,122	163
The Southern Co. (b)	12,049	683
WEC Energy Group, Inc. (b)	4,007	323
Xcel Energy, Inc. (b)	6,662	390
		8,333
Total Common Stocks (Cost $119,971)		334,785

Municipal Bonds (51.4%)
Alabama (0.2%):
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	$1,000	1,408

Arizona (1.3%):
Arizona IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,149
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,406
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 (e)	425	464
4.00%, 2/15/46, Continuously Callable @100 (e)	345	373

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/51, Continuously Callable @100 (e)	$300	$323
Maricopa County IDA Revenue
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	606
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,477
Pima County IDA Revenue, 5.00%, 6/15/47, Continuously Callable @100 (f)	1,000	1,021
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,114
		9,100
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,095

California (2.9%):
California Statewide Communities Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @ 100	1,000	1,168
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,368
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,044
Sacramento City Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.10%, 12/1/33 (f)(g)	200	200
San Francisco Multifamily Housing Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.56%, 12/1/52, Callable 12/1/21 @ 100 (f)(g)	6,000	6,000
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,077
5.00%, 8/1/45, Continuously Callable @100	1,000	1,155
Sutter Butte Flood Agency Special Assessment (INS-Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,164
Twin Rivers Unified School District, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,702
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,152
West Contra Costa Unified School District, GO (INS-National Public Finance Guarantee Corp.), 2.23%, 8/1/34 (h)	4,435	3,292
		20,322
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,214
5.00%, 4/1/48, Continuously Callable @100	710	826
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,059
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,186
4.00%, 12/1/50, Continuously Callable @103	1,000	1,065
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,103
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,123
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,149
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	283
5.00%, 12/1/45, Continuously Callable @100	1,000	1,126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	$1,000	$1,172
		12,306
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue, Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	1,127
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (j)	4,889	171
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,866
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,221
		4,385
District of Columbia (0.2%):
District of Columbia Revenue, 5.00%, 7/1/42, Continuously Callable @100	1,100	1,153

Florida (2.6%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100	300	353
5.00%, 8/1/55, Continuously Callable @100	400	463
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,075
City of Jacksonville Revenue
0.13%, 5/1/29, Continuously Callable @100 (g)	3,000	3,000
5.00%, 10/1/29, Continuously Callable @100	1,000	1,069
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	1,500	1,586
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,367
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,127
Lee County IDA Revenue, 5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	645	712
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,749
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	763
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	1,000	1,098
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,505	1,601
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,182
		18,145
Georgia (2.8%):
Appling County Development Authority Revenue, 0.07%, 9/1/29, Continuously Callable @100 (g)	800	800
Appling County Development Authority Revenue (NBGA-Southern Co.), 0.07%, 9/1/41, Continuously Callable @100 (g)	4,500	4,500
Development Authority of Heard County Revenue, 0.10%, 9/1/26, Continuously Callable @100 (g)	1,600	1,600
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	2,000	2,255
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,143
The Development Authority of Monroe County Revenue
0.07%, 4/1/32, Continuously Callable @100 (g)	500	500
0.07%, 11/1/48, Continuously Callable @100 (g)	4,800	4,800
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.33%, 4/1/60, Callable 4/1/35 @ 100 (f)(g)	3,900	3,900
		19,498

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	$750	$842
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,119
		1,961
Illinois (4.8%):
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,203
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.), Series 2017-XM0188, 0.18%, 12/1/39, Callable 12/1/21 @ 100 (f)(g)	1,000	1,000
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,142
Chicago O’Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,177
Chicago O’Hare International Airport Revenue (INS-Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,056
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,414
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	2,214
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,102
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,139
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,111
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,158
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,208
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,134
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	1,000	1,105
5.00%, 5/15/37, Continuously Callable @100	1,000	1,093
5.00%, 5/15/40, Continuously Callable @100	1,275	1,369
5.00%, 8/15/44, Continuously Callable @100	1,000	1,110
5.00%, 10/1/44, Continuously Callable @100	1,000	1,203
5.00%, 5/15/45, Continuously Callable @100	1,000	1,090
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,009
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,120
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,053
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	53
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,099
Northern Illinois University Revenue (INS-Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	657
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,124
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,488
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	225	275
Series B, 4.00%, 10/1/32, Continuously Callable @100	1,500	1,662
		33,568

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana (0.7%):
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	$1,000	$1,124
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,108
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	1,000	1,121
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,709
		5,062
Kansas (1.2%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (f)	1,000	1,189
City of Lawrence Revenue
5.00%, 7/1/43, Continuously Callable @100	1,500	1,773
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,692
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,010
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,409
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,141
		8,214
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,105
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,006
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,214
		3,325
Louisiana (2.6%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,143
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	558
City of Shreveport Water & Sewer Revenue (INS-Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,144
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,692
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,154
5.00%, 10/1/43, Continuously Callable @100	1,000	1,133
4.00%, 10/1/46, Continuously Callable @100	1,000	1,061
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	1,000	1,196
5.00%, 7/1/52, Continuously Callable @100	1,000	1,126
4.00%, 1/1/56, Continuously Callable @100	1,000	1,052
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,130
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,610
Parish of St. James Revenue, Series A-1, 0.10%, 11/1/40, Continuously Callable @100 (g)	1,000	1,000
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,780

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	$1,000	$1,081
		17,860
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,017

Maryland (0.2%):
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	1,234

Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,093
5.25%, 11/15/41, Continuously Callable @100	1,000	1,115
5.00%, 7/1/46, Continuously Callable @100	1,000	1,137
5.00%, 10/1/57, Continuously Callable @105 (f)	1,000	1,087
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,215
Series A, 5.50%, 7/1/44, Continuously Callable @100	1,000	977
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,887
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,125
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,056
		10,692
Michigan (1.5%):
City of Wyandotte Electric System Revenue (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,128
Detroit Downtown Development Authority Tax Allocation (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,956
Jackson Public Schools, GO (NBGA-Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,207
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,185
Lincoln Consolidated School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,460
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,147
Michigan Finance Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	1,000	1,082
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,128
		10,293
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,204
5.00%, 11/15/47, Continuously Callable @100	1,000	1,170
		2,374
Missouri (0.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.00%, 2/1/48, Continuously Callable @100	1,500	1,539
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,324
4.00%, 2/15/49, Continuously Callable @100	250	277
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,191
St. Louis Municipal Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 10/1/49, Continuously Callable @100	1,000	1,218
		5,549

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nebraska (0.2%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	$1,000	$1,140

Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,169
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,667
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,648
		4,484
New Jersey (2.8%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/29, Continuously Callable @100	1,000	1,050
5.00%, 6/15/42, Continuously Callable @100	2,000	2,302
5.00%, 6/15/43, Continuously Callable @100	1,000	1,172
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,098
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,142
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,172
New Jersey Economic Development Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	574
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,146
New Jersey Educational Facilities Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,107
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,155
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,197
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,105
Series AA, 4.00%, 6/15/50, Continuously Callable @100	1,000	1,083
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,145
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,381
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	1,000	1,125
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	597
		19,551
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,657

New York (1.5%):
Metropolitan Transportation Authority Revenue
Series B-2A, 5.00%, 5/15/21	1,000	1,009
Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,064
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	880
5.50%, 10/1/37	1,500	2,192
2.80%, 9/15/69, Continuously Callable @100	1,000	933
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	2,218
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,767
		10,063
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/35, Continuously Callable @100	$1,000	$1,093
5.00%, 1/1/49, Continuously Callable @104	1,500	1,657
		2,750
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,132

Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	802
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	782
		1,584
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,354
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,172
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	790
		3,316
Oregon (0.4%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,128
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,250	1,341
		2,469
Pennsylvania (4.9%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,609
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,339
5.00%, 4/1/47, Continuously Callable @100	1,000	1,167
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,154
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	375
5.00%, 11/1/50, Continuously Callable @100	1,500	1,602
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,088
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,258
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,666
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,065
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,215
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,174
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,115
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,710
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,104
Montgomery County IDA Revenue
5.25%, 1/15/45, Continuously Callable @100	1,000	1,088
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	650
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,074
5.00%, 8/15/43, Continuously Callable @100	1,000	1,165

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	$1,000	$1,147
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,179
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,214
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,141
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,193
Reading School District, GO (INS-Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,773
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,176
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,212
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,672
		34,325
Puerto Rico (0.2%):
Commonwealth of Puerto Rico, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,056

Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,169
		1,209
South Carolina (0.5%):
Piedmont Municipal Power Agency Revenue (INS-Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,034
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,000	1,113
4.00%, 4/1/49, Continuously Callable @103	620	628
		3,775
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,803
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,084
5.00%, 7/1/46, Continuously Callable @100	1,000	1,152
5.00%, 10/1/48, Continuously Callable @100	500	531
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,136
		5,706
Texas (8.2%):
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,512
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,350
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,066
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,074
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,121
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,103
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,195
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,073

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/40, Continuously Callable @100	$1,000	$1,070
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,047
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,108
City of Lewisville Special Assessment (INS-ACA Financial Guaranty Corp.), 5.80%, 9/1/25 (b)	3,420	3,560
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	1,000	1,135
4.00%, 8/15/44, Continuously Callable @100	1,000	1,181
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,595
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,746
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,034
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,089
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,103
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,066
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	854
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,886
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	850
New Hope Cultural Education Facilities Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	258
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,676
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,133
Port of Arthur Navigation District Industrial Development Corp. Revenue, 0.08%, 3/1/42, Callable 6/1/21 @ 100 (g)	3,000	3,000
Port of Port Arthur Navigation District Revenue
0.14%, 11/1/40, Continuously Callable @100 (b)(g)	4,650	4,650
Series B, 0.06%, 4/1/40, Continuously Callable @100 (g)	4,900	4,900
Series C, 0.08%, 4/1/40, Continuously Callable @100 (g)	3,400	3,400
Princeton Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,233
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,220
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,106
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	909
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	954
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,782
		57,039
Virginia (0.2%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,115

Washington (0.8%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,147
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,110
5.00%, 1/1/47, Continuously Callable @100	1,000	1,149
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,244

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102 (f)	$1,000	$1,149
		5,799
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,682

Wisconsin (1.1%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,215
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,675
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,659
Public Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	686
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,106
5.00%, 9/15/45, Continuously Callable @100	1,000	1,033
		7,374
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	1,250	1,259

Total Municipal Bonds (Cost $341,100)		357,046

U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.02%, 7/15/21 (k)	700	700
Total U.S. Treasury Obligations (Cost $700)		700

Total Investments (Cost $461,771) — 99.7%		692,531

Other assets in excess of liabilities — 0.3%		1,871

NET ASSETS - 100.00%		$694,402

(a)	Non-income producing security.

(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or when-issued securities.

(c)	Rounds to less than $1 thousand.

(d)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.

(e)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $18,510 (thousands) and amounted to 2.7% of net assets.

(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Zero-coupon bond.

(i)	Up to 2.05% of the coupon may be paid in kind.

(j)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were less than 0.05% of the Fund’s net assets.

(k)	Rate represents the effective yield at February 28, 2021.

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LLC—Limited Liability Company

PIK—Payment in-kind

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	12	3/19/21	$2,259,618	$2,285,520	$25,902

	Total unrealized appreciation				$25,902
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$25,902

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Managed Allocation Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.9%)
iShares Core S&P 500 ETF	427,714	$163,289
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,169,010	154,625
iShares MSCI Emerging Markets ETF (a)	2,929,775	157,417
Vanguard Total World Stock ETF	1,717,629	162,900
Total Exchange-Traded Funds (Cost $551,341)		638,231

Collateral for Securities Loaned^ (34.2%)
Federated Government Obligations Fund Institutional Shares, 0.01% (b)	30,203,670	30,204
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (b)	17,830,811	17,831
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (b)	31,211,979	31,212
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	27,871,471	27,871
Invesco Government & Agency Portfolio Institutional Shares, 0.03% (b)	32,000,000	32,000
Morgan Stanley Institutional Liquidity Government Portfolio Institutional Shares, 0.03% (b)	30,559,320	30,559
State Street Institutional U.S. Government Money Market Fund Institutional Shares, 0.03% (b)	32,000,000	32,000
Western Asset Institutional Government Reserves Fund Institutional Shares, 0.01% (b)	17,106,230	17,106
Total Collateral for Securities Loaned (Cost $218,783)		218,783

Total Investments (Cost $770,124) — 134.1%		857,014

Liabilities in excess of other assets — (34.1)%		(218,136)

NET ASSETS - 100.00%		$638,878

At February 28, 2021 the Fund’s investments in foreign securities were 50.1% of net assets.

ETF—Exchange-Traded Fund

^	Purchased with cash collateral from securities on loan.

(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on February 28, 2021.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Brazil (5.9%):

Communication Services (0.3%):
TIM SA	1,046,679	$2,391
Consumer Discretionary (0.8%):
Afya Ltd. Class A (a)	13,524	303
Lojas Americanas SA Preference Shares	431,600	1,919
MRV Engenharia e Participacoes SA	153,100	459
Petrobras Distribuidora SA	1,065,400	3,788
		6,469
Consumer Staples (0.1%):
SLC Agricola SA	87,000	636
Energy (0.5%):
Petroleo Brasileiro SA, ADR	543,117	4,307
Financials (1.3%):
Banco Bradesco SA, ADR	1,143,671	4,735
Banco do Brasil SA	981,095	4,911
Banco do Estado do Rio Grande do Sul SA Preference Shares	120,700	272
Porto Seguro SA	37,100	289
		10,207
Industrials (0.8%):
CCR SA	831,167	1,669
Randon SA Implementos e Participacoes Preference Shares	862,900	2,008
SIMPAR SA	369,489	2,476
		6,153
Information Technology (0.7%):
Cielo SA	701,000	450
Pagseguro Digital Ltd. Class A (a)	84,730	4,920
		5,370
Materials (0.8%):
Klabin SA	416,200	2,189
Vale SA	251,800	4,248
		6,437
Real Estate (0.3%):
Multiplan Empreendimentos Imobiliarios SA	558,100	1,960
Utilities (0.3%):
Cia de Saneamento do Parana	78,400	277
Neoenergia SA	530,600	1,548
Omega Geracao SA (a)	50,600	357
		2,182
		46,112
Canada (1.4%):

Materials (1.4%):
First Quantum Minerals Ltd.	497,740	10,730

Chile (0.4%):

Financials (0.4%):
Banco de Chile	25,807,846	2,829

China (28.5%):

Communication Services (7.6%):
Baidu, Inc., ADR (a)	22,674	6,427
NetEase, Inc., ADR	47,473	5,215
Tencent Holdings Ltd.	550,663	47,908
		59,550

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (7.4%):
Alibaba Group Holding Ltd., ADR (a)	122,801	$29,197
BYD Co. Ltd. Class H	71,500	1,833
China Yongda Automobiles Services Holdings Ltd.	1,264,500	1,841
Hisense Home Appliances Group Co. Ltd. Class A	927,300	2,148
JD.com, Inc., ADR (a)	59,668	5,601
Jiumaojiu International Holdings Ltd. (a)(b)	482,000	1,889
Meituan Dianping Class B (a)(b)	216,000	9,702
Minth Group Ltd.	310,000	1,359
Tianneng Power International Ltd.	224,000	433
Topsports International Holdings Ltd. (b)	1,344,000	1,974
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b)	793,000	2,000
		57,977
Consumer Staples (1.8%):
Chacha Food Co. Ltd. Class A	233,300	2,053
China Feihe Ltd. (b)	1,024,000	2,801
China Modern Dairy Holdings Ltd. (a)	1,992,000	695
Hengan International Group Co. Ltd.	419,500	2,900
Wuliangye Yibin Co. Ltd. Class A	142,295	6,178
		14,627
Energy (0.4%):
China Shenhua Energy Co. Ltd. Class H	1,599,000	3,042
Financials (4.8%):
China Construction Bank Corp. Class H	7,595,000	6,097
China Merchants Bank Co. Ltd. Class H	1,393,500	10,687
CSC Financial Co. Ltd. Class H (b)	2,443,500	3,198
Ping An Insurance Group Co. of China Ltd.	1,445,000	17,882
		37,864
Health Care (1.1%):
China Animal Healthcare Ltd. (a)(c)(d)	1,673,000	—
China Medical System Holdings Ltd.	223,000	348
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	520,000	2,645
Sinopharm Group Co. Ltd. Class H (e)	1,003,999	2,351
Wuxi Biologics Cayman, Inc. (a)(b)	276,431	3,425
		8,769
Industrials (2.2%):
Airtac International Group	118,000	4,107
China Lesso Group Holdings Ltd.	383,000	707
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	2,521,500	2,802
Hangcha Group Co. Ltd. Class A	825,400	2,661
Sany Heavy Industry Co. Ltd. Class A	333,800	2,126
Zhejiang Expressway Co. Ltd. Class H	422,000	368
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,799,400	4,264
		17,035
Information Technology (1.3%):
21Vianet Group, Inc., ADR (a)	55,335	2,017
Chinasoft International Ltd.	2,294,000	2,428
GDS Holdings Ltd., ADR (a)(e)	19,597	2,002
JinkoSolar Holding Co. Ltd., ADR (a)	5,845	300
Weimob, Inc. (a)(b)	617,000	1,788
Xinyi Solar Holdings Ltd.	858,000	1,802
		10,337
Materials (0.8%):
Anhui Conch Cement Co. Ltd. Class H	494,500	3,178
China Hongqiao Group Ltd.	2,378,000	2,948
		6,126
Real Estate (0.8%):
China SCE Group Holdings Ltd.	910,132	377
China Vanke Co. Ltd. Class H	545,200	2,311

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Shimao Services Holdings Ltd. (a)(b)	1,554,728	$2,969
Sichuan Languang Justbon Services Group Co. Ltd. (e)	77,100	462
Times Neighborhood Holdings Ltd.	466,806	402
		6,521
Utilities (0.3%):
China Longyuan Power Group Corp. Ltd. Class H	1,528,000	2,272
China Tian Lun Gas Holdings Ltd.	439,500	408
		2,680
		224,528
Colombia (0.6%):

Financials (0.6%):
Bancolombia SA, ADR	141,663	4,739
Cyprus (0.1%):

Financials (0.1%):
TCS Group Holding PLC, GDR	15,498	811
Egypt (0.3%):

Communication Services (0.0%):(f)
Telecom Egypt Co.	528,534	394

Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR	548,491	2,148
		2,542
Greece (0.6%):

Financials (0.3%):
National Bank of Greece SA (a)	985,549	2,503
		2,503
Industrials (0.2%):
Mytilineos SA (a)	129,323	1,990
Utilities (0.1%):
Terna Energy SA	35,299	515
		5,008
Hong Kong (3.2%):

Communication Services (0.0%):(f)
NetDragon Websoft Holdings Ltd.	151,500	367

Consumer Discretionary (1.4%):
Geely Automobile Holdings Ltd.	791,000	2,559
Techtronic Industries Co. Ltd.	552,000	8,401
		10,960
Energy (0.4%):
Kunlun Energy Co. Ltd.	3,052,000	2,803
Financials (0.0%):(f)
Far East Horizon Ltd.	301,000	324
Health Care (0.4%):
Alibaba Health Information Technology Ltd. (a)	798,000	2,673
The United Laboratories International Holdings Ltd.	486,000	354
		3,027
Industrials (0.1%):
Sinotruk Hong Kong Ltd.	185,000	590
Information Technology (0.6%):
GCL-Poly Energy Holdings Ltd. (a)	886,000	324
Lenovo Group Ltd.	3,494,000	4,417
		4,741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
China Resources Cement Holdings Ltd.	386,000	$459
Nine Dragons Paper Holdings Ltd.	360,000	580
		1,039
Real Estate (0.1%):
China Overseas Grand Oceans Group Ltd.	1,182,000	650
Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	729,000	301
China Water Affairs Group Ltd. (e)	456,000	360
		661
		25,162
Hungary (0.6%):

Financials (0.5%):
OTP Bank Nyrt (a)	84,900	3,853
Health Care (0.1%):
Richter Gedeon Nyrt	20,651	588
		4,441
India (9.2%):

Consumer Discretionary (0.5%):
Apollo Tyres Ltd.	176,805	558
Bajaj Auto Ltd.	55,685	2,878
Crompton Greaves Consumer Electricals Ltd.	75,858	397
		3,833
Consumer Staples (0.0%):(f)
Kaveri Seed Co. Ltd.	63,132	435
Energy (1.1%):
Hindustan Petroleum Corp. Ltd.	1,087,042	3,586
Petronet LNG Ltd.	700,159	2,431
Reliance Industries Ltd.	97,501	2,764
		8,781
Financials (4.1%):
Axis Bank Ltd. (a)	121,830	1,201
Axis Bank Ltd., GDR (a)	80,081	3,964
Bandhan Bank Ltd. (a)(b)	532,371	2,503
Cholamandalam Investment and Finance Co. Ltd.	435,590	3,082
Federal Bank Ltd. (a)	2,413,358	2,745
HDFC Bank Ltd., ADR (a)	40,809	3,230
ICICI Bank Ltd., ADR (a)	640,531	10,639
LIC Housing Finance Ltd.	636,208	3,719
Muthoot Finance Ltd.	42,320	749
Power Finance Corp. Ltd.	268,988	454
		32,286
Health Care (0.5%):
Alembic Pharmaceuticals Ltd.	43,150	540
Dr. Reddy’s Laboratories Ltd.	39,984	2,418
Granules India Ltd.	108,144	476
Laurus Labs Ltd. (b)	75,005	357
		3,791
Industrials (0.2%):
Bharat Electronics Ltd.	217,488	404
Engineers India Ltd.	241,886	264
Escorts Ltd.	36,803	655
		1,323
Information Technology (1.5%):
eClerx Services Ltd.	39,625	500
HCL Technologies Ltd.	59,578	737

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Infosys Technologies Ltd., ADR	477,624	$8,177
Mindtree Ltd.	25,235	549
Tata Consultancy Services Ltd.	46,383	1,827
		11,790
Materials (1.2%):
Asian Paints Ltd.	73,342	2,277
Birla Corp. Ltd.	41,986	485
Coromandel International Ltd.	39,802	418
Hindalco Industries Ltd.	1,176,787	5,427
Jindal Steel & Power Ltd. (a)	131,942	600
		9,207
Utilities (0.1%):
CESC Ltd.	45,963	379
Gujarat Gas Ltd.	111,860	754
		1,133
		72,579
Indonesia (2.2%):

Communication Services (0.4%):
PT Media Nusantara Citra Tbk (a)	6,031,000	480
PT Telekomunikasi Indonesia Persero Tbk, ADR (e)	118,721	2,847
		3,327
Consumer Discretionary (0.3%):
PT Astra International Tbk	5,902,200	2,237

Financials (1.5%):
PT Bank Mandiri Persero Tbk	6,859,790	2,946
PT Bank Negara Indonesia Persero Tbk	6,954,600	2,902
PT Bank Rakyat Indonesia Persero Tbk	18,037,164	5,958
		11,806
		17,370
Korea, Republic Of (18.2%):

Communication Services (2.3%):
AfreecaTV Co. Ltd.	7,359	477
LG Uplus Corp.	296,302	3,108
NAVER Corp.	12,413	4,133
NCSoft Corp.	11,938	9,917
Neowiz (a)	16,746	331
		17,966
Consumer Discretionary (1.2%):
Coway Co. Ltd.	5,517	317
Danawa Co. Ltd.	12,048	368
GS Home Shopping, Inc.	2,709	327
Hyundai Mobis Co. Ltd.	14,515	3,906
LG Electronics, Inc.	21,162	2,754
S&T Motiv Co. Ltd.	9,195	512
SL Corp.	26,454	557
Youngone Corp.	12,245	456
		9,197
Consumer Staples (0.8%):
Cosmax, Inc. (a)	21,124	1,962
Dongwon F&B Co. Ltd.	2,137	376
KT&G Corp.	26,935	1,875
Maeil Dairies Co. Ltd.	9,518	605
Orion Corp.	15,739	1,800
		6,618
Financials (1.3%):
DB Insurance Co. Ltd.	56,770	2,089
Hana Financial Group, Inc.	77,797	2,556

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
KIWOOM Securities Co. Ltd.	5,735	$657
Samsung Securities Co. Ltd.	78,854	2,559
Shinhan Financial Group Co. Ltd.	89,779	2,614
		10,475
Health Care (0.7%):
Chong Kun Dang Pharmaceutical Corp. (a)	3,646	554
Dongkook Pharmaceutical Co. Ltd.	15,624	398
Hugel, Inc. (a)	9,242	1,414
Osstem Implant Co. Ltd.	8,176	528
Samsung Biologics Co. Ltd. (a)(b)	3,051	2,033
Seegene, Inc.	2,589	286
		5,213
Industrials (1.2%):
CJ Corp.	24,195	1,993
CJ Logistics Corp. (a)	11,896	1,734
Daelim Industrial Co. Ltd. (c)	3,053	235
DL E&C Co. Ltd. (a)	3,901	386
Hanwha Aerospace Co. Ltd.	67,853	2,225
Hyundai Glovis Co. Ltd.	2,903	498
LG Corp.	27,602	2,301
Samsung Engineering Co. Ltd. (a)	43,423	497
		9,869
Information Technology (9.6%):
Douzone Bizon Co. Ltd.	7,882	770
NHN KCP Corp. (a)	901	37
Partron Co. Ltd.	38,695	385
Samsung Electro-Mechanics Co. Ltd.	16,590	2,792
Samsung Electronics Co. Ltd.	644,489	47,240
SFA Engineering Corp.	13,886	524
Silicon Works Co. Ltd.	9,577	546
SK Hynix, Inc.	187,533	23,559
		75,853
Materials (1.1%):
Korea Petrochemical Ind Co. Ltd.	16,368	5,275
LG Chem Ltd.	3,030	2,237
Soulbrain Co. Ltd.	2,872	789
		8,301
		143,492
Luxembourg (0.4%):

Materials (0.4%):
Ternium SA, ADR (a)	96,323	2,958
Malaysia (0.4%):

Communication Services (0.1%):
TIME dotCom Bhd	170,100	584
Energy (0.0%):(f)
Serba Dinamik Holdings Bhd	926,090	390
Health Care (0.0%):(f)
Supermax Corp. Bhd	285,222	340
Information Technology (0.1%):
V.S. Industry Bhd	1,333,300	984
Real Estate (0.1%):
Eco World Development Group Bhd	3,682,200	439
Utilities (0.1%):
Mega First Corp. Bhd	218,900	415
		3,152

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (3.1%):

Communication Services (0.7%):
America Movil SAB de CV, ADR	401,866	$5,104
Megacable Holdings SAB de CV	99,343	343
		5,447
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV Class A	1,126,400	1,802
La Comer SAB de CV (e)	185,304	377
		2,179
Energy (0.0%):(f)
Vista Oil & Gas SAB de CV, ADR (a)(e)	125,735	339
Financials (0.7%):
Banco del Bajio SA (a)(b)(e)	247,022	284
Grupo Financiero Banorte SAB de CV Class O (a)	1,028,508	5,167
		5,451
Industrials (0.5%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	121,565	1,809
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)(e)	41,874	1,945
		3,754
Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	139,153	870
Grupo Mexico SAB de CV Class B	867,009	4,118
		4,988
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV (e)	908,707	1,716
Prologis Property Mexico SA de CV	197,859	405
		2,121
		24,279
Netherlands (0.3%):

Communication Services (0.3%):
Yandex NV Class A (a)	30,822	1,972
Pakistan (0.0%):(f)

Energy (0.0%):
Oil & Gas Development Co. Ltd.	551,680	365
Philippines (0.3%):

Financials (0.3%):
BDO Unibank, Inc.	1,162,610	2,525
Poland (0.3%):
Financials (0.3%):
Bank Polska Kasa Opieki SA (a)	139,704	2,521
Qatar (0.1%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	507,538	457
Russian Federation (3.6%):

Communication Services (0.4%):
Mobile TeleSystems PJSC, ADR	365,382	3,003
Consumer Discretionary (0.3%):
Detsky Mir PJSC (b)	1,480,490	2,823

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.9%):
LUKOIL PJSC, ADR	49,198	$3,665
Rosneft Oil Co. PJSC, GDR	495,446	3,431
		7,096
Financials (1.9%):
Moscow Exchange MICEX PJSC	165,480	384
Sberbank of Russia PJSC	2,622,455	9,527
Sberbank of Russia PJSC, ADR	329,191	4,793
		14,704
Materials (0.1%):
Polymetal International PLC	29,724	588
		28,214
Saudi Arabia (0.0%):(f)

Health Care (0.0%):
Mouwasat Medical Services Co. (a)	9,800	357
Singapore (0.3%):

Communication Services (0.3%):
Sea Ltd., ADR (a)	9,404	2,216
South Africa (2.3%):

Communication Services (0.3%):
MTN Group Ltd.	544,282	2,610
Consumer Discretionary (0.4%):
Mr Price Group Ltd.	247,849	2,858
Energy (0.0%):(f)
Exxaro Resources Ltd.	43,166	489
Financials (0.6%):
Absa Group Ltd.	275,549	2,208
Standard Bank Group Ltd.	275,279	2,417
		4,625
Industrials (0.0%):(f)
Barloworld Ltd. (a)	68,694	415
Materials (0.9%):
African Rainbow Minerals Ltd.	56,157	1,092
Impala Platinum Holdings Ltd.	358,400	5,818
		6,910
Real Estate (0.1%):
Redefine Properties Ltd. (a)	1,793,136	492
		18,399
Taiwan (11.9%):

Communication Services (0.1%):
International Games System Co. Ltd.	19,000	565
Consumer Discretionary (0.9%):
Gourmet Master Co. Ltd.	98,000	543
Makalot Industrial Co. Ltd.	403,000	2,944
Merida Industry Co. Ltd.	93,000	952
Nien Made Enterprise Co. Ltd.	27,000	378
Taiwan Paiho Ltd.	134,000	400
Topkey Corp.	277,000	1,580
		6,797
Financials (0.5%):
King’s Town Bank Co. Ltd.	384,000	541
Yuanta Financial Holding Co. Ltd.	4,240,640	3,234
		3,775

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.0%):(f)
Ginko International Co. Ltd.	84,000	$425
Industrials (0.8%):
Chicony Power Technology Co. Ltd.	206,000	583
Evergreen Marine Corp. Ltd. (a)	2,698,000	3,675
Kung Long Batteries Industrial Co. Ltd.	69,000	353
Sunonwealth Electric Machine Industry Co. Ltd.	722,000	1,450
		6,061
Information Technology (9.6%):
AU Optronics Corp. (a)	906,000	615
Chipbond Technology Corp.	313,000	833
Elan Microelectronics Corp. (a)	162,000	999
Gigabyte Technology Co. Ltd.	157,000	490
Hon Hai Precision Industry Co. Ltd.	746,000	2,997
Hon Hai Precision Industry Co. Ltd., GDR	351,207	2,854
Largan Precision Co. Ltd.	18,406	2,176
Lite-On Technology Corp.	263,000	561
Macronix International	299,000	506
MediaTek, Inc.	260,000	8,346
Nanya Technology Corp.	1,317,000	4,553
Parade Technologies Ltd.	16,000	680
Radiant Opto-Electronics Corp.	176,000	755
Silicon Motion Technology Corp., ADR	108,468	6,447
Simplo Technology Co. Ltd.	46,000	618
Sinbon Electronics Co. Ltd.	111,000	1,071
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,757	6,518
Taiwan Semiconductor Manufacturing Co. Ltd.	1,139,000	24,886
Tripod Technology Corp.	146,000	726
United Microelectronics Corp.	1,671,000	3,258
Walsin Technology Corp.	314,000	2,859
Wistron Corp.	391,000	449
Zhen Ding Technology Holding Ltd.	498,000	2,143
		75,340
Materials (0.0%):(f)
China General Plastics Corp.	449,000	476
Real Estate (0.0%):(f)
Chong Hong Construction Co. Ltd.	160,000	470
		93,909
Thailand (1.4%):

Consumer Discretionary (0.1%):
Sri Trang Agro-Industry PCL	382,800	673
Consumer Staples (0.3%):
Carabao Group PCL (a)	534,900	2,425

Financials (0.4%):
Thanachart Capital PCL	359,500	380
The Siam Commercial Bank PCL	918,100	3,081
		3,461
Information Technology (0.1%):
Hana Microelectronics PCL Class R	259,200	425
Materials (0.2%):
The Siam Cement PCL (a)(c)	157,200	1,827
Real Estate (0.3%):
AP Thailand PCL (a)	8,490,300	2,043
Origin Property PCL	1,711,700	392
		2,435
		11,246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Turkey (0.6%):

Communication Services (0.0%):(f)
Turk Telekomunikasyon A/S	351,367	$368
Consumer Discretionary (0.1%):
Arcelik A/S (a)(e)	164,229	736
Consumer Staples (0.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	610,986	1,950
Coca-Cola Icecek A/S	84,678	812
		2,762
Industrials (0.0%):(f)
Tekfen Holding A/S (e)	111,933	243
Utilities (0.1%):
Enerjisa Enerji A/S (a)(b)	278,991	432
		4,541
United Arab Emirates (0.1%):

Industrials (0.1%):
Aramex PJSC	427,043	449
United Kingdom (1.4%):

Consumer Staples (0.4%):
Unilever PLC	53,366	2,772
Materials (1.0%):
Anglo American PLC	101,663	3,944
Antofagasta PLC	155,564	3,882
		7,826
		10,598
United States (0.4%):

Industrials (0.4%):
Bizlink Holding, Inc.	305,000	3,262
		3,262
Total Common Stocks (Cost $515,251)		771,763

Rights (0.0%)(f)
Taiwan (0.0%):

Consumer Discretionary (0.0%):
Makalot Industrial Co. Ltd. Expires 3/12/21 (a)(c)(d)	30,300	73
Information Technology (0.0%):
Simplo Technology Co. Ltd. Expires 3/26/21 (a)(c)(d)	1,757	—
Total Rights (Cost $–)		73

Exchange-Traded Funds (0.0%)(f)
United States (0.0%):
iShares MSCI Emerging Markets Small-Cap ETF (e)	5,104	287
Total Exchange-Traded Funds (Cost $278)		287

Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (g)	569,808	570

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (g)	353,928	$354
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	7,265,704	7,266
Total Collateral for Securities Loaned (Cost $8,190)		8,190

Total Investments (Cost $523,719) — 99.2%		780,313

Other assets in excess of liabilities — 0.8%		6,572

NET ASSETS - 100.00%		$786,885

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $40,823 (thousands) and amounted to 5.2% of net assets.
(c )	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were 0.2% of the Fund’s net assets.
(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of February 28, 2021.
(e)	All or a portion of this security is on loan.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on February 28, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Metals & Mining (99.6%):
Agnico Eagle Mines Ltd.	334,996	$18,716
Alamos Gold, Inc.	982,100	6,962
Aneka Tambang Tbk	10,502,300	2,101
AngloGold Ashanti Ltd.	760,198	15,250
Argonaut Gold, Inc. (a)(b)	655,200	1,056
B2Gold Corp.	5,459,170	23,769
Barrick Gold Corp.	2,970,409	55,458
Centamin PLC	4,216,310	6,130
Centerra Gold, Inc. (b)	1,499,019	14,550
Cia de Minas Buenaventura SAA, ADR (a)	68,157	754
Coeur Mining, Inc. (a)	969,748	8,737
Dundee Precious Metals, Inc.	1,781,264	11,073
Eldorado Gold Corp. (a)	640,839	6,716
Endeavour Mining Corp. (b)	544,418	10,487
Equinox Gold Corp. (a)	68,782	570
Evolution Mining Ltd.	4,178,674	13,283
Fortitude Gold Corp. (a)(c)	57,714	223
Franco-Nevada Corp.	267,224	28,617
Gold Fields Ltd., ADR	1,764,209	14,449
Gold Resource Corp.	202,002	543
Gold Road Resources Ltd. (a)	313,388	289
Golden Star Resources Ltd. (a)(b)	464,607	1,459
Great Basin Gold Ltd. (a)(c)(d)	8,566,400	—	(e)
Great Basin Gold Ltd. (a)(c)(d)	6,500,000	—	(e)
Harmony Gold Mining Co. Ltd. (a)	1,463,504	5,556
IAMGOLD Corp. (a)(b)	1,265,194	3,758
IAMGOLD Corp. (a)	411,532	1,219
Kinross Gold Corp.	4,847,355	30,199
Kirkland Lake Gold Ltd. (b)	639,234	20,909
Koza Altin Isletmeleri A/S (a)(b)	298,319	5,197
Lundin Gold, Inc. (a)(b)	78,200	631
McEwen Mining, Inc. (a)(b)	494,100	549
Nautilus Minerals, Inc. (a)(c)(d)	5,757,622	—	(e)
New Gold, Inc. (a)	1,183,000	1,906
Newcrest Mining Ltd.	1,388,921	26,102
Newmont Corp.	1,347,656	73,286
Northern Star Mining Corp. (a)(c)(d)	375,000	—
Northern Star Resources Ltd.	1,226,203	9,504
Novagold Resources, Inc. (a)(b)	421,400	3,537
OceanaGold Corp. (a)(b)	3,283,648	4,748
Osisko Gold Royalties Ltd. (b)	303,400	3,028
Perseus Mining Ltd. (a)	5,838,238	5,047
Polymetal International PLC	704,177	13,944
Polyus PJSC (d)	62,088	11,715
Pretium Resources, Inc. (a)	431,655	4,191
Ramelius Resources Ltd.	5,473,285	5,252
Regis Resources Ltd.	2,733,555	6,524
Resolute Mining Ltd. (a)	490,758	243
Royal Gold, Inc.	165,192	17,132
Sandstorm Gold Ltd. (a)	1,079,600	6,516
Seabridge Gold, Inc. (a)	95,100	1,623
Shandong Gold Mining Co. Ltd. Class H (f)	1,656,200	3,344
Silver Lake Resources Ltd. (a)	4,268,850	4,689
SSR Mining, Inc. (a)(b)	803,122	11,396
St Barbara Ltd.	3,096,281	4,907
Torex Gold Resources, Inc. (a)	976,108	11,829
Wesdome Gold Mines Ltd. (a)	578,000	3,884
Wheaton Precious Metals Corp.	604,258	21,617

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yamana Gold, Inc.	3,023,400	$12,124
Yamana Gold, Inc.	1,190,747	4,735
Zhaojin Mining Industry Co. Ltd. Class H	2,609,000	2,641
Zijin Mining Group Co. Ltd. Class H	19,280,000	28,586
		613,260

Total Common Stocks (Cost $469,262)		613,260

Collateral for Securities Loaned^ (2.3%)
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (g)	2,686,072	2,686
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (g)	2,685,152	2,685
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	8,956,420	8,957
Total Collateral for Securities Loaned (Cost $14,328)		14,328

Total Investments (Cost $483,590) — 101.9%		627,588

Liabilities in excess of other assets — (1.9)%		(11,736)

NET ASSETS - 100.00%		$615,852

At February 28, 2021 the Fund’s investments in foreign securities were 75.3% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, illiquid securities were less than 0.05% of the Fund’s net assets.
(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.9% of the Fund’s net assets as of February 28, 2021.
(e)	Rounds to less than $1 thousand.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $3,344 (thousands) and amounted to 0.5% of net assets.
(g)	Rate disclosed is the daily yield on February 28, 2021.

ADR—American Depositary Receipt

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Argentina (0.0%):(a)

Energy (0.0%):
YPF SA, ADR (b)	170,870	$740
Australia (4.6%):

Communication Services (0.1%):
Nine Entertainment Co. Holdings Ltd.	1,077,654	2,381
oOh!media Ltd. (b)	452,615	607
		2,988
Consumer Discretionary (0.2%):
ARB Corp. Ltd.	67,854	1,748
Aristocrat Leisure Ltd.	80,644	1,886
Collins Foods Ltd.	281,736	2,075
JB Hi-Fi Ltd.	42,880	1,438
Nick Scali Ltd.	68,862	541
		7,688
Consumer Staples (0.0%):(a)
Inghams Group Ltd.	409,658	1,103
Energy (0.1%):
Beach Energy Ltd.	3,609,355	4,557

Financials (0.7%):
AUB Group Ltd.	51,060	749
Australia & New Zealand Banking Group Ltd.	150,431	3,020
Macquarie Group Ltd.	148,037	16,202
Netwealth Group Ltd.	111,066	1,196
		21,167
Health Care (0.8%):
CSL Ltd.	88,876	18,109
Healius Ltd.	1,117,788	3,457
Sonic Healthcare Ltd.	80,874	1,982
Virtus Health Ltd.	138,987	653
		24,201
Industrials (0.1%):
Austal Ltd.	271,316	496
Bingo Industries Ltd.	449,439	1,113
Emeco Holdings Ltd. (b)	657,746	525
		2,134
Information Technology (0.0%):(a)
Data#3 Ltd.	144,816	564
Materials (1.6%):
BHP Group Ltd.	945,406	35,730
Igo Ltd.	169,127	912
Mineral Resources Ltd.	100,170	2,918
Mount Gibson Iron Ltd.	1,648,835	1,123
Perenti Global Ltd.	1,175,913	1,036
Rio Tinto Ltd.	64,937	6,371
Westgold Resources Ltd. (b)	389,656	604
		48,694
Real Estate (1.0%):
Abacus Property Group	442,300	923
Arena REIT	361,571	853
Charter Hall Group	843,672	7,672
Ingenia Communities Group	335,813	1,263
Scentre Group	6,990,102	15,475
Stockland	621,488	1,985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Waypoint REIT Ltd.	1,514,242	$2,786
		30,957
		144,053
Austria (0.5%):

Financials (0.2%):
BAWAG Group AG (b)(c)	44,667	2,306
Erste Group Bank AG (b)	80,094	2,630
Raiffeisen Bank International AG (b)	69,078	1,396
UNIQA Insurance Group AG	124,198	963
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,633	500
		7,795
Industrials (0.2%):
Andritz AG	100,754	4,825
Information Technology (0.0%):(a)
ams AG (b)	39,172	920
Materials (0.1%):
Wienerberger AG	69,304	2,310
		15,850
Belgium (1.1%):

Communication Services (0.1%):
Telenet Group Holding NV	69,633	2,781
Consumer Staples (0.1%):
Anheuser-Busch InBev SA	37,720	2,170

Financials (0.2%):
Ageas SA	79,900	4,478
KBC Group NV (b)	26,293	1,887
		6,365
Health Care (0.1%):
UCB SA	30,215	2,996
Industrials (0.0%):(a)
bpost SA (b)	125,832	1,363
Information Technology (0.5%):
Melexis NV	136,132	16,037
Materials (0.1%):
Bekaert SA	60,283	2,219
Recticel SA	40,343	619
		2,838
		34,550
Bermuda (0.0%):(a)
Energy (0.0%):
DHT Holdings, Inc.	104,400	583

Brazil (0.3%):

Consumer Staples (0.1%):
Cia Brasileira de Distribuicao	132,700	1,966
Energy (0.1%):
Petroleo Brasileiro SA Preference Shares	639,500	2,538
Financials (0.1%):
Banco Santander Brasil SA	499,300	3,332
		7,836

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Canada (1.4%):

Energy (0.4%):
ARC Resources Ltd.	157,389	$943
Cameco Corp. (d)	110,797	1,739
Ovintiv, Inc.	103,329	2,383
Parex Resources, Inc. (b)	212,126	3,391
Suncor Energy, Inc.	88,614	1,760
Tourmaline Oil Corp.	57,701	1,050
		11,266
Financials (0.5%):
Bank of Montreal	35,148	2,872
iA Financial Corp., Inc.	55,910	2,873
IGM Financial, Inc.	93,837	2,561
National Bank of Canada	62,015	3,907
Sun Life Financial, Inc. (d)	76,539	3,684
		15,897
Industrials (0.1%):
Canadian Pacific Railway Ltd.	11,928	4,251
Materials (0.4%):
Barrick Gold Corp. (d)	292,265	5,455
First Quantum Minerals Ltd.	121,467	2,619
Kinross Gold Corp.	342,348	2,133
West Fraser Timber Co. Ltd.	31,545	2,157
		12,364
		43,778
China (3.5%):

Communication Services (1.1%):
Baidu, Inc., ADR (b)	14,460	4,099
NetEase, Inc., ADR	17,471	1,919
Tencent Holdings Ltd.	331,400	28,832
		34,850
Consumer Discretionary (1.2%):
Alibaba Group Holding Ltd., ADR (b)	39,243	9,330
BYD Co. Ltd. Class H	74,000	1,897
China Meidong Auto Holdings Ltd.	3,166,000	12,032
China Tourism Group Duty Free Corp. Ltd. Class A	50,872	2,425
Dongfeng Motor Group Co. Ltd. Class H	4,487,412	4,120
Haier Smart Home Co. Ltd. Class H (b)	648,773	2,467
JD.com, Inc., ADR (b)	22,120	2,076
Zhongsheng Group Holdings Ltd.	476,000	2,942
		37,289
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp.	1,292,000	2,592
Financials (0.7%):
Bank of China Ltd. Class H	6,396,000	2,243
China Merchants Bank Co. Ltd. Class H	2,089,000	16,020
Huatai Securities Co. Ltd. Class H (c)	1,754,400	2,608
New China Life Insurance Co. Ltd. Class H	680,800	2,597
		23,468
Industrials (0.1%):
China Railway Group Ltd. Class H	4,605,000	2,432
S-Enjoy Service Group Co. Ltd.	562,000	1,437
		3,869
Materials (0.2%):
Anhui Conch Cement Co. Ltd. Class H	754,500	4,849
Real Estate (0.1%):
Agile Group Holdings Ltd.	1,628,000	2,299
		109,216

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Denmark (1.6%):

Consumer Discretionary (0.0%):(a)
Pandora A/S	17,209	$1,671
Consumer Staples (0.8%):
Carlsberg A/S Class B	20,283	3,185
Royal Unibrew A/S	182,684	18,746
Scandinavian Tobacco Group A/S (c)	97,002	1,801
Schouw & Co. A/S	13,966	1,411
		25,143
Energy (0.0%):(a)
The Drilling Co. of 1972 A/S (b)	6,031	240
Financials (0.1%):
Jyske Bank A/S Registered Shares (b)	46,946	2,023
Ringkjoebing Landbobank A/S	19,132	1,875
		3,898
Health Care (0.2%):
Chemometec A/S	13,127	1,211
Genmab A/S (b)	4,555	1,528
GN Store Nord A/S	27,705	2,322
		5,061
Industrials (0.4%):
AP Moller - Maersk A/S Class B (d)	3,359	7,185
D/S Norden A/S	90,443	1,886
Per Aarsleff Holding A/S	50,396	2,254
		11,325
Utilities (0.1%):
Orsted A/S (c)	20,125	3,244
		50,582
Finland (0.8%):

Consumer Discretionary (0.0%):(a)
Tokmanni Group Corp.	59,858	1,301
Health Care (0.0%):(a)
Orion Oyj Class B	27,933	1,146
Industrials (0.5%):
Metso Outotec Oyj	296,368	3,329
Uponor Oyj	68,903	1,444
Valmet Oyj	267,645	9,006
		13,779
Information Technology (0.1%):
Nokia Oyj (b)	997,536	3,974
Materials (0.2%):
Huhtamaki Oyj	14,643	658
Kemira Oyj	152,474	2,466
Metsa Board Oyj	119,367	1,326
		4,450
		24,650
France (8.3%):

Communication Services (0.2%):
Orange SA	387,211	4,461
Publicis Groupe SA	50,812	2,987
		7,448
Consumer Discretionary (2.6%):
Cie Generale des Etablissements Michelin SCA (b)	161,347	23,327
Faurecia SE (b)	248,682	12,864

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	63,592	$40,288
Renault SA (b)	75,243	3,378
		79,857
Energy (1.2%):
Gaztransport Et Technigaz SA	64,943	5,456
TOTAL SE	667,043	31,100
		36,556
Financials (0.9%):
Amundi SA (c)	21,105	1,604
AXA SA	328,079	8,250
BNP Paribas SA (b)	188,350	11,195
Coface SA (b)	90,881	991
SCOR SE (b)	61,432	2,038
Societe Generale SA (b)	187,548	4,640
		28,718
Health Care (0.2%):
Biosynex (b)(d)	38,709	775
Korian SA (b)	1	—	(e)
Sanofi	19,663	1,804
Sartorius Stedim Biotech	6,582	2,878
		5,457
Industrials (1.4%):
ALD SA (c)	38,937	570
Alstom SA (b)	29,886	1,490
Cie de Saint-Gobain (b)	229,412	12,336
Dassault Aviation SA (b)(d)	1,428	1,535
Elis SA (b)	34,786	600
Mersen (b)	18,026	619
Rexel SA (b)	248,033	4,645
Safran SA (b)	139,949	19,075
Societe BIC SA	8,429	473
Teleperformance	5,623	1,992
		43,335
Information Technology (0.9%):
Capgemini SE	167,571	26,909
Worldline SA (b)(c)	24,748	2,207
		29,116
Materials (0.5%):
Arkema SA	123,921	13,659
Verallia SA (c)	45,900	1,685
Vicat SA	24,844	1,193
		16,537
Real Estate (0.1%):
Carmila SA	45,600	690
Mercialys SA	265,364	2,885
		3,575
Utilities (0.3%):
Engie SA (b)	416,344	6,061
Rubis SCA	59,656	2,738
		8,799
		259,398
Georgia (0.0%):(a)

Financials (0.0%):
Bank of Georgia Group PLC (b)	42,737	592

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Germany (5.8%):

Communication Services (0.2%):
Deutsche Telekom AG	234,946	$4,273
New Work SE	2,036	542
ProSiebenSat.1 Media SE (b)	86,892	1,774
		6,589
Consumer Discretionary (0.7%):
Ceconomy AG (b)	249,740	1,557
Daimler AG	97,350	7,803
HelloFresh SE (b)(d)	25,297	1,965
Hornbach Baumarkt AG	43,631	1,773
Hornbach Holding AG & Co. KGaA	33,380	3,150
Schaeffler AG Preference Shares	62,575	534
Volkswagen AG Preference Shares	29,401	6,151
		22,933
Consumer Staples (0.0%):(a)
METRO AG	85,846	942

Financials (1.2%):
Allianz SE	134,620	32,488
Hannover Rueck SE	9,924	1,680
Muenchener Rueckversicherungs-Gesellschaft AG Class R	5,866	1,725
		35,893
Health Care (0.3%):
CompuGroup Medical SE & Co. KgaA	6,669	572
Dermapharm Holding SE	25,250	1,792
Draegerwerk AG & Co. KGaA, Preference Shares	16,738	1,276
Formycon AG (b)(d)	7,599	591
Fresenius SE & Co. KGaA	104,639	4,483
Merck KGaA	13,116	2,132
		10,846
Industrials (1.3%):
Cewe Stiftung & Co. KGaA	4,077	534
Deutsche Post AG Registered Shares	82,433	4,094
Kloeckner & Co. SE (b)	88,042	936
Siemens AG Registered Shares	217,831	33,708
		39,272
Information Technology (1.2%):
Adesso SE	4,308	588
Allgeier SE (d)	4,426	129
Infineon Technologies AG	54,852	2,386
Nagarro SE (b)	9,327	1,004
SAP SE	247,357	30,591
SUESS MicroTec SE (b)	56,364	1,588
		36,286
Materials (0.2%):
Aurubis AG	14,592	1,273
Covestro AG (c)	28,469	2,061
HeidelbergCement AG	19,242	1,521
		4,855
Real Estate (0.6%):
alstria office REIT-AG	92,611	1,537
Deutsche EuroShop AG (b)	67,177	1,443
LEG Immobilien AG	15,465	2,110
Sirius Real Estate Ltd.	662,047	854
Vonovia SE	196,613	12,521
		18,465
Utilities (0.1%):
E.ON SE	292,266	2,980
		179,061

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gibraltar (0.0%):(a)

Consumer Discretionary (0.0%):
888 Holdings PLC	259,494	$1,073
Hong Kong (2.6%):

Consumer Discretionary (0.1%):
Xinyi Glass Holdings Ltd.	766,000	2,144
Consumer Staples (0.1%):
Vinda International Holdings Ltd.	594,000	1,772
WH Group Ltd. (c)	2,607,500	2,339
		4,111
Energy (0.1%):
Kunlun Energy Co. Ltd.	2,628,000	2,414
Financials (0.8%):
AIA Group Ltd.	1,862,200	23,486
BOC Hong Kong Holdings Ltd.	635,500	2,111
First Pacific Co. Ltd.	1,914,000	628
		26,225
Industrials (0.1%):
Johnson Electric Holdings Ltd.	660,000	1,905
SITC International Holdings Co. Ltd.	830,000	2,180
		4,085
Information Technology (0.2%):
Lenovo Group Ltd.	4,578,000	5,787
VSTECS Holdings Ltd.	636,000	570
		6,357
Real Estate (1.1%):
CK Asset Holdings Ltd.	4,662,918	27,407
Hysan Development Co. Ltd.	445,000	1,900
K Wah International Holdings Ltd.	3,857,000	1,983
Sun Hung Kai Properties Ltd.	138,500	2,248
		33,538
Utilities (0.1%):
China Water Affairs Group Ltd. (d)	2,408,000	1,898
GCL New Energy Holdings Ltd. (b)(d)	11,614,000	562
		2,460
		81,334
Hungary (0.1%):

Financials (0.1%):
OTP Bank Nyrt (b)	69,276	3,144
India (0.8%):

Communication Services (0.1%):
Zee Entertainment Enterprises Ltd.	558,350	1,525
Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	1,750,857	2,643
Reliance Industries Ltd.	123,028	3,488
		6,131
Financials (0.2%):
Canara Bank (b)	695,173	1,487
LIC Housing Finance Ltd.	432,769	2,530
Muthoot Finance Ltd.	134,555	2,381
		6,398
Health Care (0.1%):
Ipca Laboratories Ltd.	152,065	3,821

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
HCL Technologies Ltd.	293,147	$3,626
Utilities (0.1%):
NTPC Ltd.	256,522	374
Power Grid Corp. of India Ltd.	761,782	2,224
		2,598
		24,099
Indonesia (0.1%):

Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	28,480,700	2,534
Financials (0.0%):(a)
PT Bank Mandiri Persero Tbk	2,662,914	1,143
		3,677
Ireland (0.5%):
Financials (0.2%):
AIB Group PLC	1,130,382	2,523
Bank of Ireland Group PLC (b)	823,824	3,327
		5,850
Health Care (0.1%):
ICON PLC (b)	20,810	3,760
Industrials (0.2%):
DCC PLC	37,540	3,032
Experian PLC	93,564	2,970
		6,002
		15,612
Isle of Man (0.1%):

Consumer Discretionary (0.1%):
Playtech PLC (b)	212,556	1,403

Israel (0.5%):

Communication Services (0.1%):
Bezeq The Israeli Telecommunication Corp. Ltd. (b)	3,009,923	2,946
Consumer Discretionary (0.1%):
Maytronics Ltd.	134,933	2,154
Energy (0.0%):(a)
Delek Group Ltd. (b)	21,666	963
Financials (0.1%):
Plus500 Ltd.	116,034	2,222
Industrials (0.1%):
Ashtrom Group Ltd.	35,121	645
Danel Adir Yeoshua Ltd.	13,162	2,037
Elco Ltd.	15,440	745
		3,427
Materials (0.0%):(a)
The Israel Corp. Ltd. (b)	4,066	912
Real Estate (0.1%):
Alony Hetz Properties & Investments Ltd.	59,581	714
Mivne Real Estate KD Ltd.	348,356	805
		1,519
		14,143
Italy (4.1%):

Consumer Discretionary (0.1%):
de’ Longhi SpA	20,038	740

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Unieuro SpA (b)(c)	117,045	$2,214
		2,954
Energy (0.8%):
Eni SpA	569,491	6,510
Saipem SpA	689,387	1,928
Snam SpA	2,979,461	15,422
		23,860
Financials (1.1%):
Anima Holding SpA (c)	119,845	574
Assicurazioni Generali SpA	268,182	5,029
Banca Generali SpA (b)	546,688	18,598
Banco Bpm SpA (b)	1,200,969	3,072
BPER Banca (b)(d)	741,498	1,621
UniCredit SpA (b)	472,759	4,865
Unipol Gruppo SpA (b)	354,836	1,839
		35,598
Health Care (0.5%):
GVS SpA (b)(c)	58,430	1,169
Recordati Industria Chimica e Farmaceutica SpA (d)	298,825	15,188
		16,357
Industrials (0.1%):
Leonardo SpA	229,194	1,828
Tinexta SpA (b)	22,900	567
		2,395
Information Technology (0.1%):
Esprinet SpA (b)	52,032	662
Reply SpA	21,138	2,448
		3,110
Materials (0.1%):
Buzzi Unicem SpA	64,972	1,638
Utilities (1.3%):
A2A SpA	327,943	550
ACEA SpA	102,856	2,019
Enel SpA	3,663,791	34,541
Hera SpA	446,237	1,584
Iren SpA	194,045	479
Italgas SpA	194,948	1,146
		40,319
		126,231
Japan (22.4%):

Communication Services (1.8%):
Capcom Co. Ltd.	289,300	17,561
DeNA Co. Ltd.	124,390	2,458
Fuji Media Holdings, Inc.	79,668	968
Gree, Inc.	337,755	1,762
Imagineer Co. Ltd.	86,000	1,057
Kakaku.com, Inc.	568,100	18,102
KDDI Corp.	101,200	3,155
Nintendo Co. Ltd.	6,300	3,854
Nippon Telegraph & Telephone Corp.	129,000	3,342
Nippon Television Holdings, Inc.	153,484	2,044
SKY Perfect JSAT Holdings, Inc.	553,900	2,349
TV Asahi Holdings Corp. (d)	25,900	500
Wowow, Inc.	20,700	536
		57,688
Consumer Discretionary (3.8%):
Benesse Holdings, Inc.	14,189	288
DCM Holdings Co. Ltd. (d)	243,600	2,409

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exedy Corp.	275,700	$4,229
Hikari Tsushin, Inc.	41,000	8,143
Honda Motor Co. Ltd.	327,112	9,043
Isuzu Motors Ltd.	470,744	4,955
Janome Sewing Machine Co. Ltd. (b)	91,200	654
JVCKenwood Corp.	1,085,700	1,895
Komeri Co. Ltd.	63,200	1,704
Mitsubishi Motors Corp. (b)	372,244	1,067
Nafco Co. Ltd.	76,300	1,469
Nikon Corp.	251,635	2,252
Nissan Motor Co. Ltd. (b)	649,523	3,552
Nojima Corp.	19,700	518
Resorttrust, Inc.	60,100	1,042
Ride On Express Holdings Co. Ltd. (b)(d)	52,600	811
Shimamura Co. Ltd. (d)	40,708	4,068
Sony Corp.	120,000	12,674
Starts Corp., Inc.	33,200	870
Sumitomo Forestry Co. Ltd.	39,000	703
Tamron Co. Ltd.	23,500	425
Tokyotokeiba Co. Ltd.	58,000	2,721
Topre Corp.	112,900	1,621
Toyo Tire Corp.	113,100	1,986
Toyota Motor Corp.	649,400	47,993
		117,092
Consumer Staples (1.0%):
Arcs Co. Ltd. (d)	22,100	457
Cawachi Ltd.	72,500	1,948
Itoham Yonekyu Holdings, Inc.	243,000	1,625
Kobe Bussan Co. Ltd.	261,700	6,726
Life Corp. (d)	16,100	477
NH Foods Ltd.	11,700	495
Niitaka Co. Ltd.	39,800	931
Prima Meat Packers Ltd.	49,300	1,444
Seven & i Holdings Co. Ltd. (d)	49,400	1,883
Soiken Holdings, Inc. (b)(d)	173,100	905
The Nisshin Oillio Group Ltd.	53,300	1,579
Toyo Suisan Kaisha Ltd.	268,200	11,419
Yokohama Reito Co. Ltd.	74,700	617
		30,506
Energy (0.2%):
Inpex Corp.	526,814	3,918
Japan Petroleum Exploration Co. Ltd.	45,700	962
		4,880
Financials (3.1%):
Credit Saison Co. Ltd.	225,800	2,841
Dai-ichi Life Holdings, Inc.	240,143	4,269
Jaccs Co. Ltd.	30,300	584
JAFCO Group Co. Ltd.	168,400	10,331
Mitsubishi UFJ Financial Group, Inc.	4,150,562	21,834
Mizuho Financial Group, Inc.	219,350	3,229
Nishi-Nippon Financial Holdings, Inc.	68,200	447
Nomura Holdings, Inc.	931,474	5,442
North Pacific Bank Ltd.	601,200	1,365
ORIX Corp.	234,000	3,993
Resona Holdings, Inc.	1,230,346	4,972
Ricoh Leasing Co. Ltd.	20,300	625
Sumitomo Mitsui Financial Group, Inc.	240,654	8,498
Sumitomo Mitsui Trust Holdings, Inc.	175,457	5,794
T&D Holdings, Inc.	493,033	6,716
The 77 Bank Ltd.	52,400	692
The Hyakugo Bank Ltd.	208,600	594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Hyakujushi Bank Ltd.	28,200	$415
The Juroku Bank Ltd.	63,400	1,178
Tokio Marine Holdings, Inc.	240,200	11,934
TOMONY Holdings, Inc.	165,100	471
		96,224
Health Care (2.0%):
Daito Pharmaceutical Co. Ltd.	13,100	407
Eisai Co. Ltd.	25,646	1,769
Hoya Corp.	230,100	26,172
Nipro Corp.	201,400	2,510
Ono Pharmaceutical Co. Ltd.	114,000	3,075
Shionogi & Co. Ltd.	357,700	18,280
Ship Healthcare Holdings, Inc.	34,600	1,920
Takeda Pharmaceutical Co. Ltd.	183,331	6,179
Torii Pharmaceutical Co. Ltd.	26,900	760
Towa Pharmaceutical Co. Ltd.	82,900	1,638
		62,710
Industrials (5.2%):
Bunka Shutter Co. Ltd.	110,200	1,034
Chiyoda Corp. (b)	155,621	658
CTI Engineering Co. Ltd. (b)	37,200	814
Daihen Corp.	56,500	2,412
en-japan, Inc. (d)	428,200	12,914
Fuji Electric Co. Ltd.	311,400	13,025
Furukawa Co. Ltd.	39,000	481
Gakujo Co. Ltd. (b)	41,600	545
Hanwa Co. Ltd.	141,900	3,714
Hino Motors Ltd.	465,432	4,401
Hitachi Zosen Corp.	514,800	3,290
ITOCHU Corp. (d)	649,100	19,390
Japan Airlines Co. Ltd. Class C (b)	196,910	4,714
JGC Holdings Corp.	288,848	3,751
Kamigumi Co. Ltd.	93,480	1,759
Kandenko Co. Ltd.	295,700	2,440
Kintetsu World Express, Inc.	46,400	1,213
Komatsu Ltd.	66,500	1,997
Mitsubishi Electric Corp.	146,400	2,168
Mitsubishi Heavy Industries Ltd.	61,148	1,774
Mitsui & Co. Ltd.	127,800	2,737
Mitsui-Soko Holdings Co. Ltd.	63,100	1,292
Nikkon Holdings Co. Ltd.	23,700	457
Nippo Corp.	113,200	2,964
Nippon Yusen	678,200	19,620
Nishio Rent All Co. Ltd.	26,200	647
Obayashi Corp.	177,200	1,530
OKUMA Corp.	206,900	11,467
Organo Corp.	10,400	588
Relia, Inc.	181,800	2,287
Sanki Engineering Co. Ltd.	137,500	1,681
Sanwa Holdings Corp.	1,496,900	18,613
Secom Co. Ltd.	20,900	1,820
Sintokogio Ltd.	65,600	450
Sumitomo Heavy Industries Ltd.	75,840	2,105
Taisei Corp.	48,700	1,727
Takeei Corp.	71,800	843
THK Co. Ltd.	96,176	3,128
Toa Corp.	29,900	639
Toppan Printing Co. Ltd.	91,500	1,446
Uchida Yoko Co. Ltd.	12,200	517
Will Group, Inc.	100,700	881
Yamato Holdings Co. Ltd.	62,600	1,652

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yokogawa Bridge Holdings Corp.	28,500	$520
		162,105
Information Technology (3.0%):
Argo Graphics, Inc.	26,500	731
Canon, Inc.	83,486	1,811
Citizen Watch Co. Ltd.	372,942	1,354
Cybernet Systems Co. Ltd.	172,100	1,314
Digital Information Technologies Corp.	47,300	781
Eizo Corp.	20,100	698
Fujitsu Ltd.	206,264	29,929
Hitachi Ltd.	57,000	2,629
Itfor, Inc. (b)(d)	115,700	913
Kaga Electronics Co. Ltd.	31,800	693
Macnica Fuji Electronics Holdings, Inc.	119,200	2,273
MCJ Co. Ltd.	92,500	792
Mimasu Semiconductor Industry Co. Ltd.	86,400	1,996
Mitsubishi Research Institute, Inc.	21,700	822
Murata Manufacturing Co. Ltd.	49,500	4,244
Nippon Signal Co. Ltd.	53,100	464
Nohmi Bosai Ltd.	22,500	458
NSD Co. Ltd.	28,200	483
NTT Data Corp.	126,600	1,944
Oracle Corp.	136,800	13,886
Restar Holdings Corp.	44,900	841
TDK Corp.	14,500	2,089
TKC Corp.	16,900	1,006
Tokyo Electron Device Ltd.	36,300	1,239
Tokyo Electron Ltd.	8,400	3,503
Transcosmos, Inc.	20,000	503
Ulvac, Inc.	325,000	14,706
		92,102
Materials (0.6%):
ADEKA Corp.	55,800	940
Daicel Corp.	253,300	1,866
Fumakilla Ltd. (b)	56,300	838
Godo Steel Ltd.	56,100	1,058
Hokuetsu Corp.	117,200	564
Koei Chemical Co. Ltd. (d)	21,300	546
Kureha Corp.	28,800	1,909
Kyoei Steel Ltd.	81,000	1,075
Nippon Paper Industries Co. Ltd.	39,300	516
Rengo Co. Ltd.	186,500	1,515
Shin-Etsu Chemical Co. Ltd.	14,100	2,311
Tokuyama Corp.	30,200	758
Tokyo Tekko Co. Ltd. (b)	28,700	518
Tosoh Corp.	107,800	1,982
Toyo Seikan Group Holdings Ltd.	135,800	1,711
Toyobo Co. Ltd.	72,500	921
UACJ Corp.	31,900	744
		19,772
Real Estate (1.1%):
Daiwa House Industry Co. Ltd.	62,400	1,770
Invincible Investment Corp.	6,869	2,816
Mirai Corp.	3,099	1,307
Mitsubishi Estate Co. Ltd.	266,406	4,637
Nippon Commercial Development Co. Ltd.	58,700	907
Nomura Real Estate Holdings, Inc.	188,800	4,281
Open House Co. Ltd.	90,700	3,489
Shinoken Group Co. Ltd.	57,600	594
Starts Proceed Investment Corp.	327	664
Sumitomo Realty & Development Co. Ltd.	355,600	12,340

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Takara Leben Co. Ltd.	357,900	$1,161
Takara Leben Real Estate Investment Corp. (d)	1,122	1,135
		35,101
Utilities (0.6%):
Chubu Electric Power Co., Inc.	1,195,900	14,686
Electric Power Development Co. Ltd. (d)	51,100	836
Hokkaido Electric Power Co., Inc. (d)	359,500	1,511
Osaka Gas Co. Ltd.	99,200	1,777
		18,810
		696,990
Jersey (0.1%):

Consumer Discretionary (0.1%):
boohoo Group PLC (b)	400,299	1,880
Materials (0.0%):(a)
Centamin PLC	372,817	522
		2,402
Korea, Republic Of (1.2%):

Communication Services (0.1%):
KT Corp.	204,766	4,742
Consumer Discretionary (0.2%):
Hankook Tire & Technology Co. Ltd.	61,329	2,595
LG Electronics, Inc.	31,013	4,035
		6,630
Financials (0.3%):
KB Financial Group, Inc.	134,829	5,220
Shinhan Financial Group Co. Ltd.	153,577	4,471
		9,691
Health Care (0.1%):
Seegene, Inc.	15,123	1,668
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	194,445	2,227
Information Technology (0.4%):
LG Innotek Co. Ltd.	28,454	5,029
Samsung Electronics Co. Ltd.	89,352	6,549
SK Hynix, Inc.	17,180	2,158
		13,736
		38,694
Luxembourg (0.2%):

Communication Services (0.1%):
RTL Group SA (b)	48,089	2,706
Health Care (0.1%):
Eurofins Scientific SE (b)	26,883	2,386
Materials (0.0%):(a)
ArcelorMittal SA (b)	77,544	1,811
		6,903
Malaysia (0.3%):

Communication Services (0.1%):
Telekom Malaysia Bhd	1,810,900	2,745
Financials (0.2%):
CIMB Group Holdings Bhd	1,697,007	1,813
RHB Bank Bhd	2,673,400	3,576
		5,389
		8,134

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Malta (0.0%):(a)

Consumer Discretionary (0.0%):
Kindred Group PLC (b)	86,183	$1,377
Mexico (0.1%):

Communication Services (0.1%):
America Movil SAB de CV, ADR	201,618	2,561
Netherlands (4.4%):

Communication Services (0.6%):
Koninklijke KPN NV	5,217,319	17,097
VEON Ltd., ADR (b)	847,587	1,509
		18,606
Consumer Discretionary (0.1%):
Prosus NV	31,401	3,743
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	152,068	4,015
X5 Retail Group NV, GDR	57,443	1,870
		5,885
Energy (0.4%):
Royal Dutch Shell PLC Class B	638,979	12,524
Financials (1.3%):
ABN AMRO Bank NV (b)(c)	378,120	4,347
ASR Nederland NV	71,421	2,984
ING Groep NV (d)	2,689,337	29,452
NN Group NV	56,094	2,590
		39,373
Health Care (0.1%):
Pharming Group NV (b)(d)	484,636	643
QIAGEN NV (b)	38,446	1,900
		2,543
Industrials (0.6%):
Boskalis Westminster	48,739	1,503
Heijmans NV (b)	47,774	779
PostNL NV (b)	414,078	1,760
Signify NV (b)(c)	10,826	472
Wolters Kluwer NV	192,606	15,266
		19,780
Information Technology (0.9%):
ASM International NV	77,572	20,921
ASML Holding NV	4,698	2,664
STMicroelectronics NV	100,307	3,895
		27,480
Materials (0.1%):
Akzo Nobel NV	16,038	1,658
Constellium SE (b)	69,300	918
		2,576
Real Estate (0.1%):
Eurocommercial Properties NV (b)	157,027	3,328
		135,838
New Zealand (0.5%):

Consumer Discretionary (0.0%):(a)
SKYCITY Entertainment Group Ltd. (b)	244,799	536
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	644,543	13,701

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Summerset Group Holdings Ltd.	113,126	$1,050
		14,751
Information Technology (0.0%):(a)
Pushpay Holdings Ltd. (b)	761,100	940
		16,227
Norway (1.1%):

Energy (0.3%):
Aker BP ASA	284,840	7,422
Avance Gas Holding Ltd. (b)(c)	57,009	212
		7,634
Financials (0.5%):
Norwegian Finans Holding ASA (b)	55,023	485
SpareBank 1 Nord Norge	83,735	743
SpareBank 1 SMN	1,310,605	15,143
		16,371
Health Care (0.1%):
ArcticZymes Technologies ASA (b)	136,055	1,226
Industrials (0.0%):(a)
Veidekke ASA	49,031	639
Materials (0.2%):
Norsk Hydro ASA	1,113,157	6,167
Utilities (0.0%):(a)
Fjordkraft Holding ASA (c)	133,650	988
		33,025
Portugal (0.1%):

Consumer Staples (0.0%):(a)
Sonae SGPS SA	1,358,838	1,109
Energy (0.1%):
Galp Energia SGPS SA	160,238	1,791
		2,900
Russian Federation (0.4%):

Energy (0.2%):
Gazprom PJSC, ADR	545,116	3,140
LUKOIL PJSC, ADR	58,683	4,372
		7,512
Financials (0.1%):
Sberbank of Russia PJSC, ADR	141,316	2,058
Sberbank of Russia PJSC	635,080	2,307
		4,365
Materials (0.1%):
Polymetal International PLC	91,242	1,803
		13,680
Singapore (0.6%):

Consumer Discretionary (0.1%):
Genting Singapore Ltd.	2,975,400	1,896
Consumer Staples (0.1%):
Sheng Siong Group Ltd.	1,749,200	2,041
Wilmar International Ltd.	687,400	2,707
		4,748
Energy (0.0%):(a)
BW LPG Ltd. (c)	21,286	126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.1%):
DBS Group Holdings Ltd.	116,500	$2,309
Singapore Exchange Ltd.	317,600	2,365
		4,674
Industrials (0.1%):
Frencken Group Ltd.	2,359,200	2,368
Information Technology (0.1%):
AEM Holdings Ltd.	666,600	1,993
Real Estate (0.1%):
Keppel DC REIT	364,500	744
UOL Group Ltd.	217,300	1,197
Yanlord Land Group Ltd.	935,400	803
		2,744
		18,549
South Africa (0.6%):

Communication Services (0.2%):
MTN Group Ltd.	329,314	1,579
Naspers Ltd. Class N	22,884	5,406
		6,985
Financials (0.1%):
Old Mutual Ltd.	2,021,995	1,799
Materials (0.3%):
Gold Fields Ltd.	220,120	1,820
Impala Platinum Holdings Ltd.	214,592	3,483
Kumba Iron Ore Ltd.	73,055	3,133
		8,436
		17,220
Spain (1.0%):

Communication Services (0.5%):
Telefonica SA	3,884,232	16,581
Consumer Discretionary (0.0%):(a)
Gestamp Automocion SA (b)(c)	120,722	655
Consumer Staples (0.0%):(a)
Viscofan SA	10,453	735
Financials (0.2%):
CaixaBank SA	1,921,242	5,564
Liberbank SA (b)	3,195,507	995
		6,559
Health Care (0.1%):
Faes Farma SA	288,613	1,282
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	81,338	2,485
Sacyr SA	571,329	1,438
		3,923
Utilities (0.1%):
EDP Renovaveis SA	124,649	2,719
		32,454
Sweden (2.9%):

Communication Services (0.1%):
G5 Entertainment AB (b)	24,588	1,419
Consumer Discretionary (0.2%):
AcadeMedia AB (c)	57,289	573
Betsson AB (b)	170,725	1,395
Byggmax Group AB (b)(d)	123,018	762
LeoVegas AB (c)	346,173	1,601

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Thule Group AB (b)(c)	57,493	$2,401
		6,732
Consumer Staples (0.1%):
Swedish Match AB	36,423	2,615
Energy (0.0%):(a)
Tethys Oil AB (b)	153,794	1,161
Financials (0.1%):
Hoist Finance AB (b)(c)(d)	145,283	701
Skandinaviska Enskilda Banken AB Class A (b)	206,667	2,376
		3,077
Health Care (0.1%):
Biotage AB (b)	70,444	1,270
Getinge AB Class B (b)	100,238	2,539
		3,809
Industrials (1.9%):
Atlas Copco AB Class B	526,001	25,501
Epiroc AB Class B	659,967	12,978
Instalco AB	14,653	537
Inwido AB (b)	131,266	1,993
Lindab International AB	101,854	2,226
Loomis AB	58,607	1,533
NCC AB Class B (d)	140,328	2,328
Nobina AB (b)(c)	187,079	1,446
Nordic Waterproofing Holding AB (b)	40,255	725
Sandvik AB (b)	82,026	2,204
SKF AB B Shares	102,832	2,803
Volvo AB Class B (b)	126,316	3,235
		57,509
Information Technology (0.2%):
Fortnox AB	33,708	1,889
KNOW IT AB (b)	37,506	1,149
Lime Technologies AB (b)	4,229	223
Pricer AB Class B (d)	247,927	1,016
Telefonaktiebolaget LM Ericsson Class B	206,291	2,579
		6,856
Materials (0.1%):
Boliden AB	81,742	3,239
Real Estate (0.1%):
Fastighets AB Balder B Shares (b)	32,688	1,563
Nyfosa AB (b)	247,194	2,377
		3,940
		90,357
Switzerland (10.1%):

Consumer Discretionary (0.0%):(a)
Forbo Holding AG Registered Shares	331	570
Kongsberg Automotive ASA (b)(d)	1,216,602	444
		1,014
Consumer Staples (2.4%):
Coca-Cola HBC AG	483,927	15,173
Nestle SA Registered Shares	560,129	58,476
		73,649
Financials (2.3%):
Cembra Money Bank AG	110,618	11,521
GAM Holding AG (b)	237,614	630
Julius Baer Group Ltd.	83,141	5,119
Partners Group Holding AG (d)	14,460	17,317
Swiss Life Holding AG	11,233	5,585

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UBS Group AG	1,952,483	$30,386
		70,558
Health Care (3.4%):
Bachem Holding AG Registered Shares	4,693	1,776
Lonza Group AG Registered Shares	4,158	2,623
Novartis AG Registered Shares	543,039	46,783
Roche Holding AG	157,123	51,560
Tecan Group AG Class R	7,940	3,333
		106,075
Industrials (1.2%):
Adecco Group AG	563,474	35,473
Interroll Holding AG Class R	168	536
Zehnder Group AG Registered Shares	12,400	943
		36,952
Information Technology (0.3%):
ALSO Holding AG Registered Shares	10,867	2,951
Logitech International SA Class R	52,462	5,579
		8,530
Materials (0.4%):
Ferrexpo PLC	317,433	1,488
LafargeHolcim Ltd.	180,505	9,961
SIG Combibloc Group AG	51,937	1,147
Vetropack Holding AG (b)	7,113	447
		13,043
Real Estate (0.1%):
Allreal Holding AG	8,707	1,764
Utilities (0.0%):(a)
BKW AG	13,977	1,546
		313,131
Taiwan (1.2%):

Communication Services (0.1%):
International Games System Co. Ltd.	75,000	2,228
Financials (0.2%):
Chailease Holding Co. Ltd.	524,520	3,240
Fubon Financial Holding Co. Ltd.	1,826,000	3,270
Shin Kong Financial Holding Co. Ltd.	5,093,589	1,513
		8,023
Information Technology (0.9%):
Catcher Technology Co. Ltd.	432,023	2,974
Hon Hai Precision Industry Co. Ltd.	1,126,854	4,527
Radiant Opto-Electronics Corp.	693,000	2,971
Realtek Semiconductor Corp.	331,000	5,462
Taiwan Semiconductor Manufacturing Co. Ltd.	531,000	11,602
		27,536
		37,787
Thailand (0.2%):

Consumer Staples (0.0%):(a)
Charoen Pokphand Foods PCL	1,952,600	1,844
Financials (0.2%):
Kasikornbank PCL	1,106,049	5,095
		6,939
Turkey (0.1%):

Communication Services (0.1%):
Turk Telekomunikasyon A/S	1,601,687	1,680

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Turkcell Iletisim Hizmetleri A/S	855,275	$1,865
		3,545
United Arab Emirates (0.1%):

Financials (0.1%):
Emirates NBD Bank PJSC	696,436	2,093

United Kingdom (14.1%):

Communication Services (1.1%):
Airtel Africa PLC (c)	570,732	633
BT Group PLC (b)	1,883,984	3,261
Future PLC	101,941	2,776
ITV PLC (b)	9,919,512	15,238
Reach PLC (b)	599,022	1,977
Vodafone Group PLC	1,410,546	2,414
WPP PLC	527,634	6,309
		32,608
Consumer Discretionary (1.4%):
Barratt Developments PLC (b)	262,333	2,438
Games Workshop Group PLC	25,255	3,366
Gamesys Group PLC	120,215	2,298
Halfords Group PLC (b)	414,804	1,670
Kingfisher PLC (b)	1,139,246	4,222
Marks & Spencer Group PLC (b)	1,228,712	2,447
Next PLC (b)	210,811	22,327
Pets at Home Group PLC	91,155	502
Stellantis NV	226,681	3,674
Watches of Switzerland Group PLC (b)(c)	103,371	919
		43,863
Consumer Staples (2.7%):
British American Tobacco PLC	75,802	2,632
Cranswick PLC	33,620	1,601
Diageo PLC	743,990	29,263
Imperial Brands PLC	1,187,630	22,125
J Sainsbury PLC	1,889,264	5,979
Premier Foods PLC (b)	1,464,956	1,850
Tate & Lyle PLC	498,687	5,062
Tesco PLC (b)	1,070,250	3,363
Unilever PLC	200,769	10,464
		82,339
Energy (1.6%):
BP PLC	6,544,203	26,798
Cairn Energy PLC	646,238	1,723
Royal Dutch Shell PLC Class A	974,323	19,926
TORM PLC (d)	117,193	963
		49,410
Financials (2.3%):
3i Group PLC	259,170	4,023
Barclays PLC	1,078,159	2,406
Close Brothers Group PLC	736,988	16,008
HSBC Holdings PLC (b)	2,225,965	13,332
IntegraFin Holdings PLC	180,445	1,255
Investec PLC	1,244,755	3,394
Legal & General Group PLC	5,510,444	20,034
Man Group PLC	1,452,958	3,046
Ninety One PLC	386,653	1,186
Standard Chartered PLC (b)	1,115,590	7,219
		71,903

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
AstraZeneca PLC	20,148	$1,957
Hikma Pharmaceuticals PLC	96,529	3,019
Smith & Nephew PLC	399,508	7,758
		12,734
Industrials (1.2%):
Aggreko PLC	313,376	3,522
Ashtead Group PLC	70,078	3,807
Babcock International Group PLC (b)	547,758	1,984
BAE Systems PLC	1,181,330	7,995
Bodycote PLC	55,452	561
Capita PLC (b)	1,011,033	639
Clipper Logistics PLC	96,164	796
G4S PLC (b)	380,557	1,291
IMI PLC	342,595	6,282
Morgan Sindall Group PLC	3,721	86
National Express Group PLC (b)	237,832	990
Paypoint PLC	72,547	591
Qinetiq Group PLC	286,824	1,194
Redde Northgate PLC	270,595	1,038
Rotork PLC	269,564	1,346
Royal Mail PLC (b)	290,791	1,843
Senior PLC (b)	607,810	865
Stagecoach Group PLC (b)	545,159	707
Travis Perkins PLC	105,210	2,112
Tyman PLC (b)	99,636	470
		38,119
Information Technology (0.2%):
Computacenter PLC	90,552	2,639
Dialog Semiconductor PLC (b)	9,586	745
Kainos Group PLC	148,384	2,726
Spirent Communications PLC	432,105	1,419
		7,529
Materials (2.7%):
Anglo American PLC	342,120	13,273
Croda International PLC	120,636	10,414
Evraz PLC	2,158,578	17,326
Rio Tinto PLC	502,669	43,558
		84,571
Real Estate (0.4%):
Big Yellow Group PLC	101,069	1,605
Grainger PLC	362,530	1,358
Land Securities Group PLC	213,391	1,979
NewRiver REIT PLC (b)	846,439	1,161
Safestore Holdings PLC	103,021	1,146
Savills PLC (b)	92,379	1,491
Supermarket Income REIT PLC	1,062,460	1,620
The British Land Co. PLC	321,475	2,197
		12,557
Utilities (0.1%):
Centrica PLC (b)	3,754,873	2,774

		438,407
Total Common Stocks (Cost $2,490,367)		3,060,818

Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF	64,392	4,529

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core MSCI Emerging Markets ETF	29,360	$1,900
		6,429
Total Exchange-Traded Funds (Cost $6,530)		6,429

Collateral for Securities Loaned^ (1.9%)

United States (1.9%):
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (f)	4,743,832	4,744
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.04% (f)	9,724,292	9,724
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	45,600,510	45,601
Total Collateral for Securities Loaned (Cost $60,069)		60,069

Total Investments (Cost $2,556,966) — 100.5%		3,127,316

Liabilities in excess of other assets — (0.5)%		(16,307)

NET ASSETS - 100.00%		$3,111,009

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $39,456 (thousands) and amounted to 1.3% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1 thousand.
(f)	Rate disclosed is the daily yield on February 28, 2021.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)

Australia (1.3%):

Consumer Discretionary (0.0%):(a)
Aristocrat Leisure Ltd.	12,815	$300
Energy (0.0%):(a)
Beach Energy Ltd.	454,571	574
Financials (0.5%):
Australia & New Zealand Banking Group Ltd.	30,269	608
Macquarie Group Ltd.	62,226	6,810
		7,418
Health Care (0.6%):
CSL Ltd.	41,492	8,454
Sonic Healthcare Ltd.	13,201	324
		8,778
Materials (0.1%):
Rio Tinto Ltd.	12,800	1,255
Real Estate (0.1%):
Charter Hall Group	34,209	311
Stockland	96,679	309
		620
		18,945
Austria (0.0%):(a)

Financials (0.0%):
Erste Group Bank AG (b)	16,426	539
Raiffeisen Bank International AG (b)	8,053	163
		702
Belgium (0.5%):

Consumer Staples (0.0%):(a)
Anheuser-Busch InBev SA	6,508	374
Financials (0.0%):(a)
KBC Group NV (b)	4,376	314
Health Care (0.0%):(a)
UCB SA	4,536	450
Information Technology (0.5%):
Melexis NV	56,816	6,693
		7,831
Bermuda (1.0%):

Financials (0.1%):
RenaissanceRe Holdings Ltd.	8,000	1,336
Industrials (0.9%):
Triton International Ltd.	220,803	12,758
		14,094
Canada (2.9%):

Consumer Discretionary (0.1%):
Magna International, Inc.	8,200	691
Energy (0.7%):
Parex Resources, Inc. (b)	569,410	9,102
Industrials (1.0%):
Canadian National Railway Co.	33,963	3,713
Canadian Pacific Railway Ltd.	30,192	10,761
		14,474

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.8%):
Constellation Software, Inc.	8,217	$10,641
Shopify, Inc. Class A (b)	692	886
		11,527
Materials (0.3%):
Kirkland Lake Gold Ltd. (c)	141,590	4,632
		40,426
China (3.9%):

Communication Services (1.9%):
Baidu, Inc., ADR (b)	22,751	6,449
Tencent Holdings Ltd.	235,600	20,497
		26,946
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd., ADR (b)	3,071	730
China Meidong Auto Holdings Ltd.	1,514,000	5,754
		6,484
Consumer Staples (0.7%):
Foshan Haitan Flavouring & Food Co. Ltd. Class A	350,760	9,374
Financials (0.8%):
Industrial & Commercial Bank of China Ltd. Class H	18,285,000	11,963
		54,767
Denmark (0.7%):

Consumer Discretionary (0.0%):(a)
Pandora A/S	2,586	251
Consumer Staples (0.6%):
Carlsberg A/S Class B	10,060	1,580
Royal Unibrew A/S	65,665	6,738
		8,318
Health Care (0.1%):
Genmab A/S (b)	686	230
GN Store Nord A/S	5,271	442
		672
Industrials (0.0%):(a)
AP Moller - Maersk A/S Class B	248	531
Utilities (0.0%):(a)
Orsted A/S (d)	3,214	518
		10,290
Finland (0.0%):(a)

Industrials (0.0%):
Metso Outotec Oyj	49,352	554

France (5.7%):

Communication Services (0.0%):(a)
Publicis Groupe SA	8,291	487
Consumer Discretionary (1.3%):
Faurecia SE (b)	116,948	6,049
Hermes International	490	546
LVMH Moet Hennessy Louis Vuitton SE	18,961	12,013
		18,608
Consumer Staples (0.5%):
Danone SA	53,065	3,608
Pernod Ricard SA	14,497	2,752
		6,360

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.7%):
Gaztransport Et Technigaz SA	63,984	$5,375
TOTAL SE	104,551	4,875
		10,250
Financials (0.8%):
Amundi SA (d)	3,237	246
AXA SA	18,705	471
BNP Paribas SA (b)	176,822	10,510
		11,227
Health Care (0.1%):
EssilorLuxottica SA	4,405	718
Sanofi	3,963	364
Sartorius Stedim Biotech	1,127	493
		1,575
Industrials (1.4%):
Alstom SA (b)	4,789	239
Cie de Saint-Gobain (b)	9,855	530
Legrand SA	23,190	2,016
Safran SA (b)	86,427	11,779
Schneider Electric SE	37,200	5,500
Teleperformance	1,070	379
		20,443
Information Technology (0.1%):
Capgemini SE	3,129	502
Worldline SA (b)(d)	4,133	369
		871
Materials (0.8%):
Air Liquide SA	10,972	1,652
Arkema SA	88,126	9,714
		11,366
Utilities (0.0%):(a)
Rubis SCA	4,107	188
		81,375
Germany (1.1%):

Communication Services (0.1%):
Deutsche Telekom AG	38,409	699
Consumer Discretionary (0.1%):
HelloFresh SE (b)	3,911	304
Volkswagen AG Preference Shares	4,773	998
		1,302
Financials (0.2%):
Allianz SE	2,858	690
Deutsche Boerse AG	5,780	947
Hannover Rueck SE	1,464	248
Muenchener Rueckversicherungs-Gesellschaft AG Class R	864	254
		2,139
Health Care (0.3%):
Bayer AG Registered Shares	37,556	2,281
Merck KGaA	16,364	2,660
		4,941
Industrials (0.2%):
Brenntag SE	11,982	928
Deutsche Post AG Registered Shares	13,150	653
MTU Aero Engines AG	4,056	966
Siemens AG Registered Shares	2,572	398
		2,945

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Infineon Technologies AG	8,929	$389
SAP SE	2,532	313
		702
Materials (0.0%):(a)
Covestro AG (d)	4,254	308
HeidelbergCement AG	3,153	249
		557
Real Estate (0.1%):
alstria office REIT-AG	12,337	205
Deutsche Wohnen SE	13,472	633
LEG Immobilien AG	2,554	348
		1,186
Utilities (0.0%):(a)
E.ON SE	47,022	479
		14,950
Hong Kong (0.1%):

Consumer Discretionary (0.0%):(a)
Xinyi Glass Holdings Ltd.	118,000	330
Consumer Staples (0.0%):(a)
WH Group Ltd. (d)	431,000	386
Financials (0.0%):(a)
BOC Hong Kong Holdings Ltd.	92,000	306
Real Estate (0.1%):
CK Asset Holdings Ltd.	42,000	247
Sun Hung Kai Properties Ltd.	21,000	341
		588
		1,610
India (0.2%):

Consumer Staples (0.2%):
Nestle India Ltd.	9,909	2,170

Indonesia (1.0%):

Communication Services (1.0%):
PT Telkom Indonesia Persero Tbk	58,347,900	14,318

Ireland (1.7%):

Health Care (0.1%):
ICON PLC (b)	3,186	576
Industrials (1.3%):
DCC PLC	5,800	468
Eaton Corp. PLC	124,945	16,267
Johnson Controls International PLC	15,200	848
Trane Technologies PLC	5,884	902
		18,485
Information Technology (0.3%):
Accenture PLC Class A	17,889	4,488
		23,549
Israel (0.1%):

Information Technology (0.1%):
Check Point Software Technologies Ltd. (b)	17,056	1,880

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Italy (2.2%):

Energy (0.5%):
Snam SpA	1,505,554	$7,793
Financials (0.4%):
Banca Generali SpA (b)	156,029	5,308
Health Care (0.6%):
Recordati Industria Chimica e Farmaceutica SpA	156,355	7,947
Industrials (0.0%):(a)
Leonardo SpA	34,559	275
Utilities (0.7%):
ACEA SpA	16,357	321
Enel SpA	994,426	9,375
		9,696
		31,019
Japan (7.1%):

Communication Services (1.2%):
Capcom Co. Ltd.	152,700	9,269
Kakaku.com, Inc.	204,900	6,529
KDDI Corp.	18,100	564
Nintendo Co. Ltd.	1,100	673
Nippon Telegraph & Telephone Corp.	25,000	648
		17,683
Consumer Discretionary (1.0%):
Sony Corp.	20,600	2,176
Toyo Tire Corp.	17,400	305
Toyota Motor Corp.	150,700	11,137
		13,618
Consumer Staples (0.4%):
Seven & i Holdings Co. Ltd.	7,600	290
Toyo Suisan Kaisha Ltd.	119,300	5,079
		5,369
Financials (1.3%):
JAFCO Group Co. Ltd.	116,200	7,128
Mitsubishi UFJ Financial Group, Inc.	1,606,100	8,449
Mizuho Financial Group, Inc.	38,600	568
Nomura Holdings, Inc.	53,100	310
ORIX Corp.	43,000	734
Sumitomo Mitsui Financial Group, Inc.	8,300	293
Sumitomo Mitsui Trust Holdings, Inc.	6,200	205
		17,687
Health Care (0.8%):
As One Corp.	25,900	3,335
Hoya Corp.	57,000	6,483
Olympus Corp.	51,100	1,077
Ono Pharmaceutical Co. Ltd.	19,000	513
Shionogi & Co. Ltd.	5,500	281
		11,689
Industrials (1.5%):
ITOCHU Corp.	36,200	1,082
Komatsu Ltd.	10,400	312
Kubota Corp.	115,200	2,614
Mitsubishi Electric Corp.	23,100	342
Mitsui & Co. Ltd.	23,500	503
Nippon Yusen	350,700	10,145
Obayashi Corp.	29,200	252
OKUMA Corp.	104,400	5,786
Secom Co. Ltd.	3,900	340
Taisei Corp.	6,400	227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yamato Holdings Co. Ltd.	9,600	$254
		21,857

Information Technology (0.8%):
Fujitsu Ltd.	3,800	551
Hitachi Ltd.	9,200	424
Murata Manufacturing Co. Ltd.	7,900	677
NTT Data Corp.	21,400	329
TDK Corp.	2,500	360
Tokyo Electron Ltd.	1,500	626
Ulvac, Inc.	170,600	7,720
		10,687

Materials (0.1%):
Rengo Co. Ltd.	31,700	257
Shin-Etsu Chemical Co. Ltd.	2,200	361
Tosoh Corp.	17,100	314
		932

Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd.	9,700	275
Open House Co. Ltd.	7,000	269
		544

Utilities (0.0%):(a)
Osaka Gas Co. Ltd.	16,400	294
		100,360
Jersey (0.0%):(a)

Consumer Discretionary (0.0%):
boohoo Group PLC (b)	65,556	308

Korea, Republic Of (1.5%):

Information Technology (1.5%):
Samsung Electronics Co. Ltd.	281,618	20,642

Luxembourg (0.0%):(a)

Health Care (0.0%):
Eurofins Scientific SE (b)	4,468	397
Materials (0.0%):
ArcelorMittal SA (b)	13,112	306
		703
Mexico (0.7%):

Financials (0.0%):(a)
Grupo Financiero Banorte SAB de CV Class O (b)	72,311	363
Industrials (0.7%):
Promotora y Operadora de Infraestructura SAB de CV (c)	1,255,849	9,241
		9,604
Netherlands (1.4%):

Consumer Discretionary (0.1%):
Prosus NV	6,054	721

Consumer Staples (0.3%):
Heineken NV	29,473	2,912
Koninklijke Ahold Delhaize NV	24,421	645
		3,557

Financials (0.0%):(a)
ING Groep NV	24,923	273

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NN Group NV	8,705	$402
		675

Health Care (0.0%):(a)
QIAGEN NV (b)	6,361	314
Information Technology (0.8%):
ASM International NV	39,439	10,636
ASML Holding NV	736	417
STMicroelectronics NV	16,522	642
		11,695

Materials (0.2%):
Akzo Nobel NV	24,853	2,570
		2,570
		19,532
New Zealand (0.5%):

Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	303,237	6,446
		6,446
Norway (0.9%):

Energy (0.5%):
Aker BP ASA	255,579	6,659
Financials (0.4%):
SpareBank 1 SMN	513,130	5,929
		12,588
Portugal (0.0%):(a)

Energy (0.0%):
Galp Energia SGPS SA	27,240	304

Singapore (0.7%):

Consumer Discretionary (0.0%):(a)
Genting Singapore Ltd.	439,000	280
Consumer Staples (0.0%):(a)
Wilmar International Ltd.	109,300	430
Financials (0.7%):
DBS Group Holdings Ltd.	20,400	404
Singapore Exchange Ltd.	1,194,300	8,894
		9,298
		10,008
Spain (0.2%):

Industrials (0.2%):
ACS Actividades de Construccion y Servicios SA	14,228	435
Aena SME SA (b)(d)	10,785	1,829
		2,264

Utilities (0.0%):(a)
EDP Renovaveis SA	20,124	439
		2,703
Sweden (1.2%):

Consumer Staples (0.3%):
Essity AB Class B	108,053	3,248
Swedish Match AB	6,715	482
		3,730

Financials (0.0%):(a)
Skandinaviska Enskilda Banken AB Class A (b)	32,337	372

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.8%):
Atlas Copco AB Class B	201,892	$9,788
Sandvik AB (b)	13,781	370
SKF AB B Shares	16,469	449
Volvo AB Class B (b)	21,626	554
		11,161

Information Technology (0.0%):(a)
Telefonaktiebolaget LM Ericsson Class B	31,084	389
Materials (0.1%):
Boliden AB	12,344	489
Real Estate (0.0%):(a)
Fastighets AB Balder B Shares (b)	4,845	232
		16,373
Switzerland (4.0%):

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	23,013	2,218
Consumer Staples (0.4%):
Coca-Cola HBC AG	7,618	239
Nestle SA Registered Shares	51,277	5,353
		5,592

Financials (0.9%):
Chubb Ltd.	4,800	781
Julius Baer Group Ltd.	21,249	1,308
Partners Group Holding AG (c)	6,210	7,437
Swiss Life Holding AG	1,994	991
UBS Group AG	129,705	2,019
		12,536

Health Care (1.4%):
Lonza Group AG Registered Shares	643	406
Novartis AG Registered Shares	12,604	1,086
Roche Holding AG	55,818	18,316
Sonova Holding AG (b)	1,890	484
		20,292

Industrials (1.0%):
Adecco Group AG	226,968	14,289
		14,289
Information Technology (0.1%):
Logitech International SA Class R	8,373	890
Materials (0.0%):(a)
LafargeHolcim Ltd.	6,854	378
		56,195
United Kingdom (6.8%):

Communication Services (0.8%):
ITV PLC (b)	5,983,822	9,192
Vodafone Group PLC	259,648	444
WPP PLC	116,632	1,395
		11,031

Consumer Discretionary (0.9%):
Aptiv PLC (b)	7,265	1,089
Barratt Developments PLC (b)	43,359	403
Burberry Group PLC (b)	43,994	1,120
Compass Group PLC (b)	66,421	1,349
Next PLC (b)	66,850	7,080
Stellantis NV	41,108	666
Whitbread PLC (b)	22,305	1,061
		12,768

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.1%):
British American Tobacco PLC	12,798	$445
Diageo PLC	102,620	4,036
Imperial Brands PLC	377,453	7,032
Reckitt Benckiser Group PLC	34,004	2,852
Tate & Lyle PLC	36,739	373
Tesco PLC (b)	172,155	541
Unilever PLC	9,248	482
		15,761

Energy (0.1%):
BP PLC	156,479	641
Cairn Energy PLC	112,748	300
		941

Financials (1.0%):
3i Group PLC	42,088	653
Aon PLC Class A	9,586	2,183
Barclays PLC	174,493	389
Close Brothers Group PLC	426,305	9,260
Legal & General Group PLC	99,662	362
Standard Chartered PLC (b)	49,221	319
Willis Towers Watson PLC	3,867	853
		14,019

Health Care (0.0%):(a)
AstraZeneca PLC	3,153	306
Hikma Pharmaceuticals PLC	14,506	454
		760

Industrials (0.2%):
Ashtead Group PLC	12,523	680
BAE Systems PLC	86,841	588
Rolls-Royce Holdings PLC (b)	761,124	1,147
Sensata Technologies Holding PLC	11,400	653
		3,068

Materials (2.7%):
Anglo American PLC	30,781	1,194
Croda International PLC	74,938	6,469
Evraz PLC	1,271,757	10,208
Linde PLC	3,386	827
Linde PLC	12,790	3,149
Rio Tinto PLC	187,893	16,282
		38,129
		96,477
United States (51.4%):

Communication Services (4.5%):
Activision Blizzard, Inc.	9,925	949
Alphabet, Inc. Class C (b)	13,364	27,220
Alphabet, Inc. Class A (b)	400	809
Comcast Corp. Class A	123,861	6,530
Facebook, Inc. Class A (b)	86,146	22,193
Liberty Broadband Corp. Class C (b)	8,876	1,327
Omnicom Group, Inc.	7,827	538
Snap, Inc. Class A (b)	7,547	495
The Walt Disney Co. (b)	22,062	4,171
		64,232

Consumer Discretionary (6.8%):
Amazon.com, Inc. (b)	10,270	31,764
Burlington Stores, Inc. (b)	3,810	986
Dollar Tree, Inc. (b)	9,900	972
eBay, Inc.	32,238	1,819

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
General Motors Co.	11,200	$575
LKQ Corp. (b)	25,700	1,012
Lululemon Athletica, Inc. (b)	3,037	947
Marriott International, Inc. Class A (b)	8,229	1,219
McDonald's Corp.	81,406	16,781
NIKE, Inc. Class B	6,494	875
PulteGroup, Inc.	225,584	10,176
Ross Stores, Inc.	97,361	11,356
Tesla, Inc. (b)	6,999	4,728
The TJX Cos., Inc.	200,287	13,217
		96,427

Consumer Staples (3.5%):
Colgate-Palmolive Co.	210,564	15,835
Keurig Dr Pepper, Inc.	46,700	1,425
Mondelez International, Inc. Class A	20,300	1,079
PepsiCo, Inc.	114,275	14,763
The Estee Lauder Cos., Inc.	55,796	15,950
		49,052

Energy (1.1%):
ConocoPhillips	171,031	8,895
Enterprise Products Partners LP	37,500	800
Hess Corp.	7,100	465
Phillips 66	59,149	4,912
Pioneer Natural Resources Co.	5,200	773
Valero Energy Corp.	4,900	377
		16,222

Financials (7.5%):
Aflac, Inc.	12,700	608
American Express Co.	16,630	2,249
Bank of America Corp.	608,769	21,130
Cboe Global Markets, Inc.	6,500	643
Citigroup, Inc.	15,000	988
Comerica, Inc.	13,500	919
Discover Financial Services	8,400	790
JPMorgan Chase & Co.	180,727	26,598
KeyCorp	41,700	840
MSCI, Inc.	18,466	7,655
S&P Global, Inc.	34,829	11,471
State Street Corp.	18,859	1,372
The Bank of New York Mellon Corp.	34,739	1,465
The Charles Schwab Corp.	43,158	2,664
The Goldman Sachs Group, Inc.	10,510	3,358
The PNC Financial Services Group, Inc.	93,756	15,785
The Progressive Corp.	78,077	6,711
U.S. Bancorp	20,300	1,015
Voya Financial, Inc.	9,700	585
		106,846

Health Care (8.4%):
Abbott Laboratories	24,737	2,963
Align Technology, Inc. (b)	1,270	720
Amedisys, Inc. (b)	28,016	7,106
Amgen, Inc.	56,933	12,805
Boston Scientific Corp. (b)	62,580	2,427
Cigna Corp.	5,000	1,050
CVS Health Corp.	189,040	12,879

Eli Lilly & Co.	70,744	14,495
Hill-Rom Holdings, Inc.	9,800	1,045
Humana, Inc.	1,700	645
IDEXX Laboratories, Inc. (b)	30,255	15,738

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Johnson & Johnson	125,253	$19,848
Masimo Corp. (b)	2,725	683
Medtronic PLC	54,243	6,345
Quest Diagnostics, Inc.	3,700	428
Stryker Corp.	14,072	3,415
TG Therapeutics, Inc. (b)	3,519	154
The Cooper Cos., Inc.	5,111	1,974
Thermo Fisher Scientific, Inc.	14,699	6,616
UnitedHealth Group, Inc.	2,000	664
Veeva Systems, Inc. Class A (b)	3,468	971
Vertex Pharmaceuticals, Inc. (b)	2,660	565
Waters Corp. (b)	6,667	1,826
Zimmer Biomet Holdings, Inc.	12,445	2,029
Zoetis, Inc.	5,383	836
		118,227

Industrials (3.1%):
3M Co.	63,896	11,186
Carrier Global Corp.	11,765	430
CoStar Group, Inc. (b)	1,217	1,003
Equifax, Inc.	10,542	1,707
Honeywell International, Inc.	82,997	16,794
Kansas City Southern	17,787	3,777
Otis Worldwide Corp.	13,663	870
Parker-Hannifin Corp.	2,400	689
Raytheon Technologies Corp.	8,500	612
Uber Technologies, Inc. (b)	24,935	1,290
Union Pacific Corp.	11,728	2,416
United Parcel Service, Inc. Class B	11,679	1,843
United Rentals, Inc. (b)	2,500	743
		43,360

Information Technology (14.9%):
Adobe, Inc. (b)	2,730	1,255
Amphenol Corp. Class A	8,561	1,076
Apple, Inc.	413,941	50,195
Autodesk, Inc. (b)	2,231	616
Cadence Design Systems, Inc. (b)	5,553	784
Cisco Systems, Inc.	399,965	17,946
Cognizant Technology Solutions Corp. Class A	24,459	1,797
EPAM Systems, Inc. (b)	3,200	1,196
Euronet Worldwide, Inc. (b)	7,600	1,142
Fidelity National Information Services, Inc.	25,058	3,458
Fiserv, Inc. (b)	8,482	979
FleetCor Technologies, Inc. (b)	3,000	832
Fortinet, Inc. (b)	39,561	6,680
Leidos Holdings, Inc.	6,400	566
Mastercard, Inc. Class A	57,370	20,300
Microchip Technology, Inc.	7,059	1,077
Micron Technology, Inc. (b)	12,650	1,158
Microsoft Corp.	197,242	45,835
NVIDIA Corp.	30,767	16,878
Oracle Corp.	41,730	2,692
PayPal Holdings, Inc. (b)	17,467	4,539
ServiceNow, Inc. (b)	3,323	1,773
Texas Instruments, Inc.	110,170	18,979
The Trade Desk, Inc. Class A (b)	1,118	900
Twilio, Inc. Class A (b)	2,457	965
Visa, Inc. Class A	34,730	7,376
		210,994

Materials (0.2%):
PPG Industries, Inc.	15,059	2,030

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	28,400	$1,190
		3,220

Real Estate (0.7%):
Host Hotels & Resorts, Inc.	57,100	947
National Retail Properties, Inc.	6,900	303
Prologis, Inc.	81,684	8,092
		9,342

Utilities (0.7%):
Exelon Corp.	18,600	718
FirstEnergy Corp.	11,600	385
MGE Energy, Inc.	123,095	7,841
Vistra Corp.	65,100	1,123
		10,067
		727,989
Total Common Stocks (Cost $996,035)		1,398,712

Warrants (0.0%)(a)

Switzerland (0.0%):

Consumer Discretionary (0.0%):
Cie Financiere Richemont SA	55,260	20

Total Warrants (Cost $–)		20

Exchange-Traded Funds (0.2%)

United States (0.2%):
iShares Core MSCI EAFE ETF	44,857	3,155

Total Exchange-Traded Funds (Cost $3,207)		3,155

Collateral for Securities Loaned^ (0.7%)

United States (0.7%):
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (e)	958,251	958
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	9,124,401	9,124
Total Collateral for Securities Loaned (Cost $10,082)		10,082

Total Investments (Cost $1,009,324) — 99.7%		1,411,969

Other assets in excess of liabilities — 0.3%		4,247

NET ASSETS - 100.00%		$1,416,216

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $3,656 (thousands) and amounted to 0.3% of net assets.
(e)	Rate disclosed is the daily yield on February 28, 2021.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

LP—Limited Partnership

PLC—Public Limited Company

REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (3.1%)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.11% (LIBOR01M+100bps), 5/20/30, Callable 10/20/30 @ 100 (a)	$5,120	$5,145
Navient Student Loan Trust, Series 2014-1, Class A3, 0.63% (LIBOR01M+51bps), 6/25/31, Callable 10/25/31 @ 100 (a)	2,303	2,283
Navient Student Loan Trust, Series 2016-2, Class A2, 1.17% (LIBOR01M+105bps), 6/25/65, Callable 9/25/32 @ 100 (a)(b)	546	548
Navient Student Loan Trust, Series 2019-1, Class A1, 0.45% (LIBOR01M+33bps), 12/27/67, Callable 4/25/32 @ 100 (a)(b)	18	18
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.50% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,648	2,430
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.72% (LIBOR01M+60bps), 2/27/51, Callable 7/25/34 @ 100 (a)(b)	3,752	3,731
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 11/25/35 @ 100 (b)	3,557	3,693
PHEAA Student Loan Trust, Series 2011-1, Class A1, 1.35% (LIBOR03M+110bps), 6/25/38, Callable 3/25/29 @ 100 (a)(b)	2,164	2,190
SLM Student Loan Trust, Series 2006-4, Class B, 0.42% (LIBOR03M+20bps), 1/25/70, Callable 7/25/32 @ 100 (a)	3,965	3,753
SLM Student Loan Trust, Series 2013-6, Class A3, 0.77% (LIBOR01M+65bps), 6/25/55, Callable 2/25/29 @ 100 (a)	3,000	2,996
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.49% (LIBOR03M+27bps), 10/28/37, Callable 4/28/26 @ 100 (a)(b)	1,072	980
Total Asset-Backed Securities (Cost $27,870)		27,767

Municipal Bonds (5.2%)
Kansas (0.4%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,367

Louisiana (0.5%):
State of Louisiana, GO, Series C-1, 0.84%, 6/1/25	5,000	4,997

Michigan (0.2%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,504

Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	2,960

Texas (2.8%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	638
City of Abilene, GO
2.41%, 2/15/26	1,715	1,846
2.54%, 2/15/27	1,195	1,295
2.64%, 2/15/29	1,000	1,088
City of Houston Texas Combined Utility System Revenue
3.72%, 11/15/28	1,530	1,781
3.82%, 11/15/29, Continuously Callable @100	3,000	3,492
State of Texas, GO
1.61%, 10/1/22	1,585	1,618
2.53%, 10/1/31, Continuously Callable @100	3,500	3,734
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,994
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,271
Series C, 3.01%, 10/1/26, Continuously Callable @100	4,000	4,362
		25,119
Virginia (1.0%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26	1,370	1,441
Series C, 2.40%, 8/1/27	1,475	1,556
Series C, 2.56%, 8/1/29	2,700	2,854

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	$3,000	$2,993
		8,844
Total Municipal Bonds (Cost $44,303)		46,791

U.S. Government Agency Mortgages (58.4%)
Federal Home Loan Mortgage Corporation
Series K019, Class A2, 2.27%, 3/25/22	2,143	2,164
Series K026, Class A1, 1.69%, 4/25/22	937	943
Series K720, Class A2, 2.72%, 6/25/22	4,000	4,063
Series K022, Class A2, 2.36%, 7/25/22	3,000	3,049
Series K023, Class A2, 2.31%, 8/25/22	10,000	10,174
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,123
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,146
Series K029, Class A2, 3.32%, 2/25/23 (c)	3,000	3,136
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,324
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,797
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,229
Series K727, Class A2, 2.95%, 7/25/24	20,000	21,264
Series K052, Class A1, 2.60%, 1/25/25	2,437	2,533
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,235
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,474
Series K048, Class A2, 3.28%, 6/25/25 (c)	10,000	10,993
Series K056, Class A1, 2.20%, 7/25/25	3,970	4,105
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,329
Series KC02, Class A2, 3.37%, 7/25/25 (d)	30,000	32,063
Series K051, Class A2, 3.31%, 9/25/25	20,000	22,099
Series K733, Class AM, 3.75%, 9/25/25	5,000	5,526
Series KIR1, Class A2, 2.85%, 3/25/26 (d)	7,709	8,289
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,322
Series K057, Class A2, 2.57%, 7/25/26	17,000	18,307
Series K061, Class A1, 3.01%, 8/25/26	2,131	2,264
Series 3987, Class A, 2.00%, 9/15/26	968	984
Series K059, Class A2, 3.12%, 9/25/26 (c)	4,500	4,952
Series K061, Class A2, 3.35%, 11/25/26 (c)	4,000	4,446
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,320
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,322
Series K069, Class A2, 3.19%, 9/25/27 (c)	2,879	3,216
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,624
Series K080, Class A2, 3.93%, 7/25/28 (c)	15,000	17,574
Series K081, Class A2, 3.90%, 8/25/28 (c)	13,000	15,219
Series K082, Class A2, 3.92%, 9/25/28 (c)	5,000	5,863
3.00%, 3/1/32 - 6/1/42	16,254	17,282
3.50%, 10/1/33 - 8/1/48	13,874	14,835
4.00%, 10/1/33 - 8/1/48	13,066	14,002
5.50%, 12/1/35	281	323
Series 3134, Class FA, 0.41% (LIBOR01M+30bps), 3/15/36 (a)	591	593
Series 4023, Class PF, 0.66% (LIBOR01M+55bps), 10/15/41 (a)	786	794
4.50%, 9/1/48	2,465	2,683
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,561
		335,544
Federal National Mortgage Association
3.50%, 5/1/21 - 2/1/50 (f)	18,802	20,066
2.63%, 9/1/21	10,000	10,000
2.42%, 11/1/22	19,463	19,836
2.50%, 4/1/23	8,265	8,496
Series M1, Class A2, 3.13%, 7/25/23 (c)	905	954
Series M7, Class AV2, 2.16%, 10/25/23	4,599	4,723
Series M13, Class A2, 2.71%, 6/25/25 (c)	2,350	2,504
Series M1, Class A1, 2.42%, 9/25/26 (c)	465	473
3.00%, 2/1/27 - 2/1/50	8,857	9,319
Series M8, Class A2, 3.06%, 5/25/27 (c)	4,000	4,381

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Series M12, Class A2, 3.08%, 6/25/27 (c)	$6,250		$6,866
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	4,167		4,251
Series 102, Class GA, 1.38%, 9/25/27	925		941
Series M4, Class A2, 3.05%, 3/25/28 (c)	2,842		3,151
Series M10, Class A2, 3.37%, 7/25/28 (c)	8,049		9,138
Series 29, Class FY, 0.42%, 4/25/35 (a)	1,088		1,091
Series 84, Class F, 0.42%, 8/25/37 (a)	885		888
5.00%, 12/1/35	600		687
5.50%, 11/1/37	173		200
6.00%, 5/1/38	339		384
4.00%, 8/1/39 - 2/1/50	25,349		27,266
			135,615
Government National Mortgage Association
8.50%, 6/15/21	—	(e)	–	(e)
6.00%, 8/15/22 - 12/15/38	7,446		8,521
8.00%, 12/20/22 - 9/15/30	307		343
4.50%, 4/20/24 - 1/15/41	17,974		20,219
7.00%, 5/15/27 - 7/15/32	980		1,106
7.50%, 2/15/28 - 11/15/31	210		236
6.50%, 5/15/28 - 8/20/34	2,055		2,349
6.75%, 5/15/28	7		7
5.50%, 4/20/33 - 6/15/39	11,918		13,447
5.00%, 5/20/33 - 2/15/39	3,380		3,779
4.00%, 7/15/40 - 11/20/40	3,869		4,271
			54,278
Total U.S. Government Agency Mortgages (Cost $488,635)			525,437

U.S. Treasury Obligations (28.0%)
U.S. Treasury Notes
2.63%, 6/15/21	20,000		20,148
2.13%, 6/30/21	3,000		3,021
2.63%, 7/15/21	15,000		15,144
2.75%, 8/15/21	10,000		10,123
2.75%, 9/15/21	35,000		35,503
2.88%, 11/15/21	10,000		10,197
2.00%, 2/15/22	3,000		3,054
0.13%, 5/31/22	14,000		14,002
2.13%, 6/30/22	20,000		20,533
1.88%, 7/31/22 (d)	10,000		10,247
1.63%, 8/31/22	20,000		20,444
2.00%, 11/30/22	11,000		11,355
1.38%, 6/30/23	5,000		5,135
2.13%, 11/30/23	22,000		23,117
2.00%, 6/30/24	20,000		21,062
1.88%, 8/31/24	10,000		10,498
2.25%, 11/15/24	5,000		5,324
2.13%, 11/30/24	4,000		4,242
2.00%, 2/15/25	4,000		4,228
2.13%, 5/15/25	4,500		4,785
Total U.S. Treasury Obligations (Cost $245,424)			252,162
Investment Companies (0.0%)(g)
Federated Treasury Obligations Fund Institutional Shares, 0.35% (h)	405		405
Total Investment Companies (Cost $405)			405

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Repurchase Agreements (5.7%)
Credit Agricole CIB NY, 0.02%, purchased on 2/28/21, with maturity date of 3/1/21, with a value of $50,900,085, (collateralized by U.S. Treasury Inflation Note Index, 0.13%, 4/15/21, with a value of $51,918,045)	$50,900	$50,900
Total Repurchase Agreements (Cost $50,900)		50,900

Total Investments (Cost $857,537) — 100.4%		903,463

Liabilities in excess of other assets — (0.4)%		(3,275)

NET ASSETS - 100.00%		$900,188

(a)	Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2021.

(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 28, 2021, the fair value of these securities was $11,161 (thousands) and amounted to 1.2% of net assets.

(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2021.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Rounds to less than $1 thousand.

(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(g)	Amount represents less than 0.05% of net assets.

(h)	Rate disclosed is the daily yield on February 28, 2021.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 28, 2021, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	February 28, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (63.8%)
U.S. Treasury Bills
0.05%, 3/2/21 (a)	$25,000	$25,001
0.08%, 3/9/21 (a)	25,000	25,000
0.08%, 3/16/21 (a)	25,000	24,999
0.08%, 3/23/21 (a)	25,000	24,999
0.08%, 3/30/21 (a)	25,000	24,998
0.07%, 4/1/21 (a)	25,000	24,998
0.08%, 4/6/21 (a)	25,000	24,998
0.11%, 4/8/21 (a)	25,000	24,997
0.08%, 4/15/21 (a)	25,000	24,997
0.08%, 4/20/21 (a)	25,000	24,997
0.09%, 4/27/21 (a)	25,000	24,996
0.07%, 5/4/21 (a)	25,000	24,997
0.08%, 5/11/21 (a)	25,000	24,996
Total U.S. Treasury Obligations (Cost $324,973)		324,973
Repurchase Agreements (36.1%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 0.01%, purchased on 2/28/21 with a maturity date of 3/1/21, with a value of $184,000,153 (collateralized by U.S. Treasury Notes, 0.13%-2.00%, due 6/30/24-1/15/30, with a value of $187,680,015)	184,000	184,000
Total Repurchase Agreements (Cost $184,000)		184,000

Total Investments (Cost $508,973) — 99.9%		508,973

Other assets in excess of liabilities — 0.1%		430

NET ASSETS - 100.00%		$509,403

(a)	Rate represents the effective yield at February 28, 2021.